Schedule of Investments(a)
Invesco Active U.S. Real Estate ETF (PSR)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Apartments-9.97%
American Campus Communities, Inc.	13,271	$546,235
AvalonBay Communities, Inc.	11,646	1,906,101
Camden Property Trust	7,869	803,818
Equity Residential	32,269	1,989,061
Essex Property Trust, Inc.	5,744	1,376,320
Mid-America Apartment Communities, Inc.	8,529	1,132,225
UDR, Inc.	26,454	1,017,156
		8,770,916
Data Centers-10.04%
CoreSite Realty Corp.	3,405	457,768
CyrusOne, Inc.	9,971	727,385
Digital Realty Trust, Inc.	20,493	2,949,967
Equinix, Inc.	5,801	4,292,508
QTS Realty Trust, Inc., Class A(b)	6,266	407,917
		8,835,545
Diversified-3.20%
Colony Capital, Inc.	77,744	385,610
JBG SMITH Properties	13,792	411,829
VEREIT, Inc.	20,935	737,540
Washington REIT	11,849	259,967
WP Carey, Inc.	15,329	1,017,846
		2,812,792
Free Standing-3.29%
Essential Properties Realty Trust, Inc.	10,033	208,887
National Retail Properties, Inc.	14,745	575,055
Realty Income Corp.	26,525	1,566,567
STORE Capital Corp.	17,610	546,262
		2,896,771
Health Care-9.45%
Healthcare Realty Trust, Inc.	14,366	431,124
Healthcare Trust of America, Inc., Class A	19,046	538,049
Healthpeak Properties, Inc.	48,533	1,439,003
Medical Properties Trust, Inc.	46,364	978,744
Omega Healthcare Investors, Inc.	22,539	816,363
Sabra Health Care REIT, Inc.	30,208	507,192
Ventas, Inc.	33,082	1,524,088
Welltower, Inc.	34,353	2,081,792
		8,316,355
Industrial-10.81%
Americold Realty Trust	15,090	526,792
Duke Realty Corp.	27,503	1,088,019
EastGroup Properties, Inc.	3,154	426,231
First Industrial Realty Trust, Inc.	11,040	448,666
Prologis, Inc.	56,552	5,836,166
Rexford Industrial Realty, Inc.	9,651	472,320
STAG Industrial, Inc.	14,463	430,997
Terreno Realty Corp.	4,896	277,016
		9,506,207
Infrastructure REITs-18.56%
American Tower Corp.	36,278	8,248,166
Crown Castle International Corp.	34,040	5,421,211
SBA Communications Corp., Class A	9,914	2,663,594
		16,332,971
Lodging Resorts-4.17%
Apple Hospitality REIT, Inc.	54,481	679,923
DiamondRock Hospitality Co.	68,884	564,849
Host Hotels & Resorts, Inc.	84,909	1,150,517
	Shares	Value
Lodging Resorts-(continued)
RLJ Lodging Trust	49,323	$636,760
Sunstone Hotel Investors, Inc.	59,141	632,808
		3,664,857
Manufactured Homes-2.30%
Equity LifeStyle Properties, Inc.	14,154	861,129
Sun Communities, Inc.	8,097	1,158,924
		2,020,053
Office-7.71%
Alexandria Real Estate Equities, Inc.	8,966	1,498,308
Boston Properties, Inc.	14,379	1,312,371
Brandywine Realty Trust	36,268	398,948
Columbia Property Trust, Inc.	17,707	240,815
Corporate Office Properties Trust	16,144	424,103
Cousins Properties, Inc.	15,515	489,343
Douglas Emmett, Inc.	18,364	508,867
Highwoods Properties, Inc.	13,015	487,933
Hudson Pacific Properties, Inc.	19,439	455,650
Kilroy Realty Corp.	10,681	604,865
Piedmont Office Realty Trust, Inc., Class A	23,526	361,830
		6,783,033
Regional Malls-1.99%
Simon Property Group, Inc.	18,867	1,753,310
Self Storage-5.41%
CubeSmart	14,848	517,304
Extra Space Storage, Inc.	10,231	1,164,186
Life Storage, Inc.	5,497	448,445
Public Storage	11,550	2,629,011
		4,758,946
Shopping Centers-4.62%
Acadia Realty Trust	19,395	281,228
Brixmor Property Group, Inc.	41,426	701,342
Federal Realty Investment Trust	7,858	688,046
Kimco Realty Corp.	47,044	776,696
Regency Centers Corp.	16,792	792,247
Retail Opportunity Investments Corp.	26,260	370,003
Weingarten Realty Investors	20,239	455,580
		4,065,142
Single Family Homes-2.24%
American Homes 4 Rent, Class A	20,409	616,964
Invitation Homes, Inc.	45,915	1,353,574
		1,970,538
Specialty-3.19%
Gaming and Leisure Properties, Inc.	9,924	408,174
Iron Mountain, Inc.	15,003	505,151
Lamar Advertising Co., Class A	8,670	700,363
Outfront Media, Inc.	18,334	334,229
VICI Properties, Inc.	33,966	858,660
		2,806,577
Timber REITs-3.04%
PotlatchDeltic Corp.	7,408	353,806
Rayonier, Inc.	11,969	368,047
Weyerhaeuser Co.	62,727	1,956,455
		2,678,308
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $88,535,108)		87,972,321
See accompanying notes which are an integral part of this schedule.

Invesco Active U.S. Real Estate ETF (PSR)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.47%
Invesco Private Government Fund, 0.01%(c)(d)(e)	164,132	$164,132
Invesco Private Prime Fund, 0.11%(c)(d)(e)	246,099	246,197
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $410,329)		410,329
TOTAL INVESTMENTS IN SECURITIES-100.46% (Cost $88,945,437)		88,382,650
OTHER ASSETS LESS LIABILITIES-(0.46)%		(403,483)
NET ASSETS-100.00%		$87,979,167
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs Index, which is exclusively owned by NAREIT.
(b)	All or a portion of this security was out on loan at January 31, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$185	$626,598	$(626,783)	$-	$-	$-	$6
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	197,061	1,113,201	(1,146,130)	-	-	164,132	13*
Invesco Private Prime Fund	295,591	1,011,608	(1,061,002)	-	-	246,197	100*
Total	$492,837	$2,751,407	$(2,833,915)	$-	$-	$410,329	$119

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Balanced Multi-Asset Allocation ETF (PSMB)
January 31, 2021
(Unaudited)
Schedule of Investments in Affiliated Issuers- 101.77%(a)
	% of Net Assets 01/31/21	Value 10/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 01/31/21	Value 01/31/21
Domestic Equity Funds-51.80%
Invesco Preferred ETF	2.80%	$232,732	$39,731	$(39,606)	$1,457	$1,455	$2,602	15,866	$235,769
Invesco RAFI™ Strategic US ETF	8.84%	712,438	69,267	(159,930)	85,957	37,119	3,205	23,713	744,851
Invesco RAFI™ Strategic US Small Company ETF	8.45%	631,196	61,932	(223,851)	184,009	58,339	1,528	21,600	711,625
Invesco Russell 1000 Dynamic Multifactor ETF	9.31%	769,193	73,449	(252,516)	159,679	34,151	3,565	19,295	783,956
Invesco S&P 500® Low Volatility ETF(b)	5.95%	477,427	80,858	(85,014)	11,560	15,860	1,847	9,082	500,691
Invesco S&P 500® Pure Growth ETF	9.07%	728,660	80,581	(154,444)	58,454	50,951	707	4,724	764,202
Invesco S&P MidCap Low Volatility ETF	3.98%	321,895	30,710	(63,316)	39,149	6,803	581	6,948	335,241
Invesco S&P SmallCap Low Volatility ETF	3.40%	284,947	27,009	(78,099)	45,638	6,541	1,310	6,968	286,036
Total Domestic Equity Funds		4,158,488	463,537	(1,056,776)	585,903	211,219	15,345		4,362,371
Fixed Income Funds-37.54%
Invesco 1-30 Laddered Treasury ETF	6.05%	500,119	104,429	(84,707)	(8,791)	(1,088)	968	13,552	509,962
Invesco Fundamental High Yield® Corporate Bond ETF	2.21%	183,961	26,599	(31,525)	5,016	1,789	1,617	9,634	185,840
Invesco Investment Grade Defensive ETF	7.76%	649,440	121,445	(111,442)	(12,142)	14,760	8,103	24,286	653,658
Invesco Investment Grade Value ETF(b)	4.22%	352,301	64,729	(61,227)	(4,033)	9,298	5,310	12,731	355,831
Invesco PureBetaSM 0-5 Yr US TIPS ETF	2.53%	210,948	35,478	(35,635)	1,627	597	1,651	8,178	212,895
Invesco Taxable Municipal Bond ETF	5.17%	424,940	70,775	(71,937)	10,015	1,912	2,484	12,979	435,705
Invesco Variable Rate Investment Grade ETF(b)	9.60%	804,047	133,168	(135,271)	2,059	4,146	1,631	32,210	808,149
Total Fixed Income Funds		3,125,756	556,623	(531,744)	(6,249)	31,414	21,764		3,162,040
Foreign Equity Funds-10.57%
Invesco RAFI™ Strategic Developed ex-US ETF	3.98%	326,284	31,804	(98,531)	55,851	19,400	1,176	12,315	334,808
Invesco RAFI™ Strategic Emerging Markets ETF	1.93%	163,452	18,197	(49,337)	27,044	3,269	933	5,956	162,625
Invesco S&P International Developed Low Volatility ETF(b)	4.66%	383,524	48,076	(69,997)	24,014	6,926	721	13,177	392,543
Total Foreign Equity Funds		873,260	98,077	(217,865)	106,909	29,595	2,830		889,976
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.05%	-	50,314	(46,285)	-	-	-	4,029	4,029
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $7,570,908)	99.96%	8,157,504	1,168,551	(1,852,670)	686,563	272,228	39,939		8,418,416
See accompanying notes which are an integral part of this schedule.

Invesco Balanced Multi-Asset Allocation ETF (PSMB)—(continued)
January 31, 2021
(Unaudited)
Schedule of Investments in Affiliated Issuers- 101.77%(a)
	% of Net Assets 01/31/21	Value 10/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 01/31/21	Value 01/31/21
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.81%
Invesco Private Government Fund, 0.01%(c)(d)	0.72%	$157,691	$2,613,684	$(2,710,452)	$-	$-	$15*	60,923	$60,923
Invesco Private Prime Fund, 0.11%(c)(d)	1.09%	236,537	3,534,127	(3,679,319)	-	40	117*	91,348	91,385
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $152,308)	1.81%	394,228	6,147,811	(6,389,771)	-	40	132		152,308
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $7,723,216)	101.77%	$8,551,732	$7,316,362	$(8,242,441)	$686,563	$272,268(e)	$40,071		$8,570,724
OTHER ASSETS LESS LIABILITIES	(1.77)%								(148,746)
NET ASSETS	100.00%								$8,421,978

Investment Abbreviations:
ETF-	Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at January 31, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Investment Grade Defensive ETF	$8,403
Invesco Investment Grade Value ETF	5,237
Invesco PureBetaSM 0-5 Yr US TIPS ETF	120

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Conservative Multi-Asset Allocation ETF (PSMC)
January 31, 2021
(Unaudited)
Schedule of Investments in Affiliated Issuers- 112.07%(a)
	% of Net Assets 01/31/21	Value 10/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 01/31/21	Value 01/31/21
Domestic Equity Funds-23.70%
Invesco Preferred ETF	6.07%	$470,471	$71,318	$(74,334)	$213	$5,177	$5,351	31,820	$472,845
Invesco RAFI™ Strategic US ETF	4.89%	367,255	48,296	(95,270)	53,921	6,721	1,780	12,127	380,923
Invesco Russell 1000 Dynamic Multifactor ETF	4.39%	338,079	45,473	(125,407)	71,971	11,704	1,698	8,413	341,820
Invesco S&P 500® Low Volatility ETF	2.46%	184,602	27,896	(30,102)	5,813	3,809	727	3,483	192,018
Invesco S&P 500® Pure Growth ETF	5.89%	440,954	57,588	(101,472)	49,625	12,085	460	2,836	458,780
Total Domestic Equity Funds		1,801,361	250,571	(426,585)	181,543	39,496	10,016		1,846,386
Fixed Income Funds-74.18%
Invesco 1-30 Laddered Treasury ETF	3.51%	270,688	49,386	(40,614)	(4,913)	(751)	532	7,276	273,796
Invesco Emerging Markets Sovereign Debt ETF(b)	7.78%	589,654	86,127	(99,094)	29,101	348	6,122	21,388	606,136
Invesco Fundamental High Yield® Corporate Bond ETF(b)	7.68%	597,421	75,156	(94,411)	20,212	364	5,338	31,039	598,742
Invesco Investment Grade Defensive ETF	12.84%	1,001,746	162,193	(153,980)	(22,054)	26,248	13,252	37,163	1,000,242
Invesco Investment Grade Value ETF(b)	6.91%	537,036	85,172	(83,183)	(9,285)	16,981	8,555	19,254	538,149
Invesco PureBetaSM 0-5 Yr US TIPS ETF	4.53%	352,318	50,350	(53,417)	1,285	2,448	2,959	13,551	352,769
Invesco Senior Loan ETF(b)	6.17%	481,192	63,162	(77,744)	14,907	(743)	3,881	21,637	480,774
Invesco Taxable Municipal Bond ETF	8.68%	664,899	95,001	(101,859)	12,366	5,861	3,939	20,145	676,268
Invesco Variable Rate Investment Grade ETF	16.08%	1,256,515	178,706	(191,634)	7,856	1,451	2,586	49,936	1,252,894
Total Fixed Income Funds		5,751,469	845,253	(895,936)	49,475	52,207	47,164		5,779,770
Foreign Equity Funds-1.95%
Invesco RAFI™ Strategic Developed ex-US ETF	0.96%	73,852	9,900	(25,298)	13,290	3,455	288	2,766	75,199
Invesco S&P International Developed Low Volatility ETF	0.99%	75,707	10,326	(14,834)	4,928	702	153	2,579	76,829
Total Foreign Equity Funds		149,559	20,226	(40,132)	18,218	4,157	441		152,028
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.15%	-	69,561	(57,692)	-	-	-	11,869	11,869
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $7,479,901)	99.98%	7,702,389	1,185,611	(1,420,345)	249,236	95,860	57,621		7,790,053
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.09%
Invesco Private Government Fund, 0.01%(c)(d)	4.84%	431,211	3,874,903	(3,929,210)	-	-	13*	376,904	376,904
Invesco Private Prime Fund, 0.11%(c)(d)	7.25%	697,313	5,093,764	(5,225,769)	-	47	112*	565,129	565,355
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $942,259)	12.09%	1,128,524	8,968,667	(9,154,979)	-	47	125		942,259
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $8,422,160)	112.07%	$8,830,913	$10,154,278	$(10,575,324)	$249,236	$95,907(e)	$57,746		$8,732,312
OTHER ASSETS LESS LIABILITIES	(12.07)%								(940,771)
NET ASSETS	100.00%								$7,791,541

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Multi-Asset Allocation ETF (PSMC)—(continued)
January 31, 2021
(Unaudited)
Investment Abbreviations:
ETF-	Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at January 31, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Investment Grade Defensive ETF	$13,911
Invesco Investment Grade Value ETF	8,572
Invesco PureBetaSM 0-5 Yr US TIPS ETF	215

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Growth Multi-Asset Allocation ETF (PSMG)
January 31, 2021
(Unaudited)
Schedule of Investments in Affiliated Issuers- 102.41%(a)
	% of Net Assets 01/31/21	Value 10/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 01/31/21	Value 01/31/21
Domestic Equity Funds-63.94%
Invesco RAFI™ Strategic US ETF	11.34%	$632,353	$118,131	$(14,948)	$120,535	$(213)	$3,800	27,247	$855,858
Invesco RAFI™ Strategic US Small Company ETF	10.60%	548,076	102,530	(98,936)	246,366	1,850	1,772	24,279	799,886
Invesco Russell 1000 Dynamic Multifactor ETF	12.29%	703,022	125,165	(103,108)	190,747	11,716	4,353	22,829	927,542
Invesco S&P 500® Low Volatility ETF	7.96%	442,203	133,106	-	25,057	-	2,188	10,890	600,366
Invesco S&P 500® Pure Growth ETF	11.39%	632,619	140,639	(15,444)	101,534	(349)	820	5,310	858,999
Invesco S&P MidCap Low Volatility ETF	5.00%	279,494	54,883	(2,444)	45,331	(335)	674	7,812	376,929
Invesco S&P SmallCap Low Volatility ETF	5.36%	311,008	54,817	(26,869)	71,985	(6,804)	1,913	9,845	404,137
Total Domestic Equity Funds		3,548,775	729,271	(261,749)	801,555	5,865	15,520		4,823,717
Fixed Income Funds-20.27%
Invesco 1-30 Laddered Treasury ETF(b)	2.03%	115,812	40,046	-	(3,005)	-	287	4,062	152,853
Invesco Investment Grade Defensive ETF	6.58%	380,835	121,752	(1,670)	(6,436)	8,251	6,278	18,434	496,151
Invesco Investment Grade Value ETF(b)	3.53%	203,928	64,558	(1,152)	(1,843)	5,202	4,048	9,540	266,643
Invesco PureBetaSM 0-5 Yr US TIPS ETF	2.03%	117,216	34,525	-	1,384	89	1,225	5,882	153,125
Invesco Taxable Municipal Bond ETF	4.07%	231,528	67,949	-	7,789	-	1,727	9,153	307,266
Invesco Variable Rate Investment Grade ETF	2.03%	117,583	34,284	-	1,107	-	304	6,097	152,974
Total Fixed Income Funds		1,166,902	363,114	(2,822)	(1,004)	13,542	13,869		1,529,012
Foreign Equity Funds-15.72%
Invesco RAFI™ Strategic Developed ex-US ETF	5.55%	315,104	57,066	(34,826)	81,799	(626)	1,517	15,394	418,517
Invesco RAFI™ Strategic Emerging Markets ETF	1.94%	113,530	23,225	(14,296)	23,770	13	866	5,356	146,242
Invesco S&P Emerging Markets Low Volatility ETF	1.46%	86,129	16,029	(642)	9,202	(90)	318	5,024	110,628
Invesco S&P International Developed Low Volatility ETF(b)	6.77%	385,443	92,173	-	33,014	-	968	17,141	510,630
Total Foreign Equity Funds		900,206	188,493	(49,764)	147,785	(703)	3,669		1,186,017
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.01%	-	33,762	(33,081)	-	-	-	681	681
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $6,640,924)	99.94%	5,615,883	1,314,640	(347,416)	948,336	18,704	33,058		7,539,427
See accompanying notes which are an integral part of this schedule.

Invesco Growth Multi-Asset Allocation ETF (PSMG)—(continued)
January 31, 2021
(Unaudited)
Schedule of Investments in Affiliated Issuers- 102.41%(a)
	% of Net Assets 01/31/21	Value 10/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 01/31/21	Value 01/31/21
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.47%
Invesco Private Government Fund, 0.01%(c)(d)	0.99%	$87,858	$1,980,238	$(1,993,629)	$-	$-	$14*	74,467	$74,467
Invesco Private Prime Fund, 0.11%(c)(d)	1.48%	131,787	2,688,709	(2,708,656)	-	49	107*	111,845	111,889
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $186,356)	2.47%	219,645	4,668,947	(4,702,285)	-	49	121		186,356
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $6,827,280)	102.41%	$5,835,528	$5,983,587	$(5,049,701)	$948,336	$18,753(e)	$33,179		$7,725,783
OTHER ASSETS LESS LIABILITIES	(2.41)%								(181,789)
NET ASSETS	100.00%								$7,543,994

Investment Abbreviations:
ETF-	Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at January 31, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Investment Grade Defensive ETF	$6,581
Invesco Investment Grade Value ETF	4,050
Invesco PureBetaSM 0-5 Yr US TIPS ETF	89

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco High Yield Bond Factor ETF (IHYF)
January 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.39%
Advertising-0.88%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)	$118,000	$123,236
MDC Partners, Inc., 7.50%, 05/01/2024(b)(c)	117,000	119,517
		242,753
Aerospace & Defense-3.33%
Bombardier, Inc. (Canada)
5.75%, 03/15/2022(b)	32,000	32,872
7.50%, 03/15/2025(b)	60,000	56,250
Howmet Aerospace, Inc., 6.88%, 05/01/2025	115,000	134,406
Signature Aviation US Holdings, Inc., 4.00%, 03/01/2028(b)	160,000	163,371
Spirit AeroSystems, Inc., 7.50%, 04/15/2025(b)	164,000	176,233
TransDigm, Inc.
6.50%, 05/15/2025	72,000	73,935
6.38%, 06/15/2026	101,000	104,472
Triumph Group, Inc., 8.88%, 06/01/2024(b)	157,000	173,007
		914,546
Air Freight & Logistics-0.68%
XPO Logistics, Inc., 6.75%, 08/15/2024(b)	175,000	185,719
Airlines-0.50%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	34,530	33,771
Delta Air Lines, Inc., 3.80%, 04/19/2023	42,000	43,017
United Airlines Holdings, Inc., 5.00%, 02/01/2024	60,000	59,305
		136,093
Alternative Carriers-2.39%
Lumen Technologies, Inc.
Series P, 7.60%, 09/15/2039	90,000	111,449
Series U, 7.65%, 03/15/2042	75,000	93,099
Series Y, 7.50%, 04/01/2024	140,000	157,996
Qwest Corp., 7.25%, 09/15/2025	77,000	92,785
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)	198,000	200,846
		656,175
Aluminum-0.57%
Kaiser Aluminum Corp., 6.50%, 05/01/2025(b)	145,000	155,150
Apparel Retail-0.30%
Gap, Inc. (The), 8.38%, 05/15/2023(b)(d)	71,000	81,783
Apparel, Accessories & Luxury Goods-0.90%
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	88,000	96,690
Hanesbrands, Inc., 4.63%, 05/15/2024(b)	143,000	151,191
		247,881
Application Software-0.74%
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/2024(b)	26,000	26,839
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	171,000	175,916
		202,755
Auto Parts & Equipment-0.97%
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	25,000	26,516
Dana, Inc., 5.63%, 06/15/2028	97,000	103,584
Tenneco, Inc., 5.38%, 12/15/2024	140,000	136,063
		266,163
	Principal Amount	Value
Automobile Manufacturers-1.85%
Ford Motor Co., 8.90%, 01/15/2032	$114,000	$154,755
Ford Motor Credit Co. LLC, 5.58%, 03/18/2024	202,000	218,624
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	123,000	135,288
		508,667
Automotive Retail-0.16%
AAG FH L.P./AAG FH Finco, Inc. (Canada), 9.75%, 07/15/2024(b)	45,000	42,862
Broadcasting-1.80%
AMC Networks, Inc., 5.00%, 04/01/2024	143,000	145,450
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024	26,000	27,064
iHeartCommunications, Inc., 8.38%, 05/01/2027	25,000	26,711
TEGNA, Inc., 5.00%, 09/15/2029	134,000	139,568
ViacomCBS, Inc., 6.25%, 02/28/2057(e)	139,000	156,336
		495,129
Building Products-0.75%
SRM Escrow Issuer LLC, 6.00%, 11/01/2028(b)	195,000	205,272
Cable & Satellite-3.01%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%, 03/01/2023(b)	201,000	203,453
Liberty Interactive LLC, 8.25%, 02/01/2030	79,000	90,702
Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 09/15/2028(b)	40,000	42,175
Sirius XM Radio, Inc., 4.63%, 07/15/2024(b)	183,000	189,444
Telesat Canada/Telesat LLC (Canada), 4.88%, 06/01/2027(b)	137,000	142,809
Ziggo B.V. (Netherlands), 5.50%, 01/15/2027(b)	150,000	157,598
		826,181
Casinos & Gaming-2.77%
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/2025(b)	27,000	26,982
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	200,000	210,840
MGM Resorts International, 6.75%, 05/01/2025	168,000	180,129
Sabre GLBL, Inc., 9.25%, 04/15/2025(b)	121,000	143,712
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/2023(b)	197,000	198,847
		760,510
Coal & Consumable Fuels-0.56%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	150,000	153,656
Commercial Printing-0.37%
RR Donnelley & Sons Co., 8.50%, 04/15/2029(b)	77,000	101,255
Commodity Chemicals-1.22%
Methanex Corp. (Canada), 5.25%, 12/15/2029	153,000	160,459
Olin Corp., 5.63%, 08/01/2029	164,000	175,891
		336,350
Construction & Engineering-0.83%
Fluor Corp., 4.25%, 09/15/2028	182,000	184,118
Michael Baker International LLC, 8.75%, 03/01/2023(b)	42,000	42,788
		226,906
Construction Machinery & Heavy Trucks-1.11%
Manitowoc Co., Inc. (The), 9.00%, 04/01/2026(b)	40,000	43,133
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value
Construction Machinery & Heavy Trucks-(continued)
Meritor, Inc., 6.25%, 02/15/2024(d)	$154,000	$156,599
Trinity Industries, Inc., 4.55%, 10/01/2024	100,000	105,620
		305,352
Consumer Finance-2.92%
ACE Cash Express, Inc., 12.00%, 12/15/2022(b)	38,000	31,397
Ford Holdings LLC, 9.30%, 03/01/2030	125,000	165,695
goeasy Ltd. (Canada), 5.38%, 12/01/2024(b)	129,000	134,738
Navient Corp., 6.13%, 03/25/2024	163,000	174,103
OneMain Finance Corp., 6.13%, 03/15/2024	181,000	198,023
PRA Group, Inc., 7.38%, 09/01/2025(b)	90,000	96,694
		800,650
Department Stores-1.56%
Macy’s Retail Holdings, Inc., 2.88%, 02/15/2023	164,000	160,430
Nordstrom, Inc.
4.38%, 04/01/2030	94,000	93,962
5.00%, 01/15/2044	177,000	174,745
		429,137
Distributors-0.07%
Core & Main Holdings L.P., 18.01% 9.38% PIK Rate, 8.63% Cash Rate, 09/15/2024(b)(f)	20,000	20,410
Diversified Banks-0.84%
Commerzbank AG (Germany), 8.13%, 09/19/2023(b)	200,000	231,622
Diversified Metals & Mining-0.35%
Mineral Resources Ltd. (Australia), 8.13%, 05/01/2027(b)	86,000	95,567
Diversified Real Estate Activities-0.71%
Hunt Cos., Inc., 6.25%, 02/15/2026(b)	191,000	195,852
Diversified REITs-1.75%
MGM Growth Properties Operating Partnership L.P./MGP Finance Co.-Issuer, Inc., 5.63%, 05/01/2024	164,000	177,080
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/2025(b)	136,000	146,751
VICI Properties L.P./VICI Note Co., Inc., 3.50%, 02/15/2025(b)	154,000	157,018
		480,849
Diversified Support Services-0.64%
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 04/15/2024(b)	117,000	124,605
Ritchie Bros. Auctioneers, Inc. (Canada), 5.38%, 01/15/2025(b)	49,000	50,501
		175,106
Electric Utilities-1.40%
InterGen N.V. (Netherlands), 7.00%, 06/30/2023(b)	200,000	193,750
Talen Energy Supply LLC, 7.25%, 05/15/2027(b)	179,000	189,595
		383,345
Electrical Components & Equipment-0.49%
Sensata Technologies B.V., 4.88%, 10/15/2023(b)	125,000	134,375
Environmental & Facilities Services-0.26%
Stericycle, Inc., 5.38%, 07/15/2024(b)	69,000	71,674
Fertilizers & Agricultural Chemicals-1.52%
CF Industries, Inc., 3.45%, 06/01/2023	114,000	119,700
	Principal Amount	Value
Fertilizers & Agricultural Chemicals-(continued)
Cooke Omega Investments, Inc./Alpha VesselCo. Holdings, Inc. (Canada), 8.50%, 12/15/2022(b)	$127,000	$131,098
CVR Partners L.P./CVR Nitrogen Finance Corp., 9.25%, 06/15/2023(b)	165,000	167,910
		418,708
Food Retail-0.28%
Ingles Markets, Inc., 5.75%, 06/15/2023	46,000	46,603
Safeway, Inc., 7.25%, 02/01/2031	25,000	29,402
		76,005
Footwear-0.16%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)	40,000	44,475
Forest Products-0.16%
Louisiana-Pacific Corp., 4.88%, 09/15/2024	43,000	44,156
Gas Utilities-0.65%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.63%, 05/20/2024	122,000	134,531
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.50%, 06/01/2024	44,000	44,688
		179,219
Health Care Equipment-0.57%
CHS/Community Health Systems, Inc., 6.88%, 04/15/2029(b)(g)	26,000	26,495
Varex Imaging Corp., 7.88%, 10/15/2027(b)	120,000	128,700
		155,195
Health Care Facilities-0.44%
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/2026(b)	26,000	28,400
Tenet Healthcare Corp., 6.13%, 10/01/2028(b)	89,000	93,394
		121,794
Health Care REITs-0.34%
Diversified Healthcare Trust, 4.75%, 05/01/2024	92,000	94,530
Health Care Services-1.75%
Akumin, Inc., 7.00%, 11/01/2025(b)	155,000	163,331
Community Health Systems, Inc.
8.63%, 01/15/2024(b)	151,000	157,719
8.00%, 12/15/2027(b)	145,000	158,141
		479,191
Home Improvement Retail-0.58%
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/2026(b)	117,000	123,289
White Cap Buyer LLC, 6.88%, 10/15/2028(b)	35,000	36,304
		159,593
Homebuilding-0.80%
Lennar Corp., 4.88%, 12/15/2023	67,000	73,951
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/2024	133,000	145,552
		219,503
Homefurnishing Retail-0.36%
Bed Bath & Beyond, Inc., 3.75%, 08/01/2024	97,000	98,414
Hotel & Resort REITs-1.39%
RHP Hotel Properties L.P./RHP Finance Corp., 5.00%, 04/15/2023	107,000	107,635

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value
Hotel & Resort REITs-(continued)
Service Properties Trust
4.50%, 06/15/2023	$31,000	$31,260
4.65%, 03/15/2024	108,000	107,446
4.35%, 10/01/2024	138,000	135,695
		382,036
Hotels, Resorts & Cruise Lines-2.43%
Carnival Corp.
10.50%, 02/01/2026(b)	87,000	101,138
9.88%, 08/01/2027(b)	38,000	43,676
Hilton Domestic Operating Co., Inc., 3.63%, 02/15/2032(b)(g)	44,000	43,657
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.13%, 12/01/2024	176,000	184,562
Royal Caribbean Cruises Ltd., 9.13%, 06/15/2023(b)	111,000	120,296
Silversea Cruise Finance Ltd., 7.25%, 02/01/2025(b)	69,000	71,372
Wyndham Destinations, Inc., 5.65%, 04/01/2024	95,000	101,996
		666,697
Industrial Conglomerates-0.77%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
6.75%, 02/01/2024	42,000	42,945
4.75%, 09/15/2024	161,000	169,729
		212,674
Industrial Machinery-0.38%
Colfax Corp., 6.00%, 02/15/2024(b)	101,000	104,535
Insurance Brokers-0.10%
HUB International Ltd., 7.00%, 05/01/2026(b)	26,000	27,004
Integrated Oil & Gas-2.53%
Cenovus Energy, Inc. (Canada), 3.80%, 09/15/2023	50,000	52,690
Occidental Petroleum Corp.
2.90%, 08/15/2024	230,000	222,238
8.88%, 07/15/2030	334,000	419,921
		694,849
Integrated Telecommunication Services-3.56%
CommScope, Inc., 5.50%, 03/01/2024(b)	129,000	132,724
Consolidated Communications, Inc., 6.50%, 10/01/2028(b)	89,000	96,950
Embarq Corp., 8.00%, 06/01/2036	45,000	55,387
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/2024(b)	44,000	46,849
Level 3 Financing, Inc., 5.38%, 01/15/2024	29,000	29,081
Ligado Networks LLC, 15.50% 15.50% PIK Rate, 0.00% Cash Rate, 11/01/2023(b)(f)	27,000	27,278
Telecom Italia Capital S.A. (Italy), 6.38%, 11/15/2033	74,000	91,489
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	200,000	217,700
T-Mobile USA, Inc.
6.00%, 04/15/2024	236,000	238,844
2.25%, 02/15/2026	40,000	40,450
		976,752
Interactive Media & Services-0.84%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	74,000	75,237
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/2026(b)	191,000	154,471
		229,708
	Principal Amount	Value
Internet & Direct Marketing Retail-0.92%
Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2026(b)	$127,000	$134,203
QVC, Inc., 4.85%, 04/01/2024	108,000	117,720
		251,923
Investment Banking & Brokerage-0.37%
FS Energy and Power Fund, 7.50%, 08/15/2023(b)	47,000	47,005
NFP Corp., 6.88%, 08/15/2028(b)	25,000	26,310
StoneX Group, Inc., 8.63%, 06/15/2025(b)	26,000	28,226
		101,541
Leisure Facilities-0.45%
NCL Corp. Ltd., 12.25%, 05/15/2024(b)	106,000	124,020
Life & Health Insurance-0.05%
Genworth Holdings, Inc., 4.90%, 08/15/2023	15,000	14,147
Life Sciences Tools & Services-0.59%
Charles River Laboratories International, Inc., 5.50%, 04/01/2026(b)	154,000	161,026
Managed Health Care-0.26%
Centene Corp., 4.75%, 01/15/2025	70,000	71,845
Marine-0.44%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.13%, 11/15/2021(b)	164,000	121,052
Metal & Glass Containers-0.82%
Ball Corp., 4.00%, 11/15/2023	156,000	167,017
Mauser Packaging Solutions Holding Co.
8.50%, 04/15/2024(b)	30,000	31,200
7.25%, 04/15/2025(b)	28,000	27,636
		225,853
Mortgage REITs-0.42%
New Residential Investment Corp., 6.25%, 10/15/2025(b)	115,000	114,928
Movies & Entertainment-1.88%
Banijay Entertainment S.A.S.U. (France), 5.38%, 03/01/2025(b)	200,000	204,875
Cinemark USA, Inc.
4.88%, 06/01/2023	52,000	50,082
8.75%, 05/01/2025(b)	145,000	156,372
Netflix, Inc., 5.75%, 03/01/2024	91,000	103,551
		514,880
Office Services & Supplies-1.40%
ACCO Brands Corp., 5.25%, 12/15/2024(b)	185,000	190,762
Pitney Bowes, Inc., 4.63%, 03/15/2024(d)	187,000	192,844
		383,606
Oil & Gas Drilling-0.63%
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	84,000	88,431
Patterson-UTI Energy, Inc.
3.95%, 02/01/2028	18,000	16,447
5.15%, 11/15/2029(d)	71,000	68,991
		173,869
Oil & Gas Equipment & Services-0.23%
Oceaneering International, Inc., 4.65%, 11/15/2024	66,000	62,329
Oil & Gas Exploration & Production-4.89%
Genesis Energy L.P./Genesis Energy Finance Corp., 5.63%, 06/15/2024	138,000	129,979

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value
Oil & Gas Exploration & Production-(continued)
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.00%, 12/01/2024(b)	$137,000	$138,541
MEG Energy Corp. (Canada), 6.50%, 01/15/2025(b)	103,000	106,229
Murphy Oil Corp.
6.88%, 08/15/2024	167,000	163,451
5.88%, 12/01/2027	139,000	132,278
PDC Energy, Inc., 6.13%, 09/15/2024	157,000	160,466
Seven Generations Energy Ltd. (Canada), 6.75%, 05/01/2023(b)	160,000	162,100
Southwestern Energy Co., 6.45%, 01/23/2025	162,000	170,100
WPX Energy, Inc., 5.25%, 09/15/2024	161,000	179,438
		1,342,582
Oil & Gas Refining & Marketing-1.73%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.25%, 07/15/2024(b)	118,000	130,537
CVR Energy, Inc., 5.25%, 02/15/2025(b)	89,000	87,327
EnLink Midstream Partners L.P.
4.40%, 04/01/2024	47,000	46,648
4.85%, 07/15/2026	118,000	114,730
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/2025(b)	98,000	94,675
		473,917
Oil & Gas Storage & Transportation-1.61%
Altera Infrastructure L.P./Teekay Offshore Finance Corp., 8.50%, 07/15/2023(b)	107,000	97,936
Buckeye Partners L.P., 4.15%, 07/01/2023	95,000	97,780
EQM Midstream Partners L.P., 4.75%, 07/15/2023	60,000	62,205
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.13%, 02/01/2025	178,000	183,047
		440,968
Other Diversified Financial Services-1.27%
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 13.75% 7.25% PIK Rate, 6.50% Cash Rate, 09/15/2024(b)(f)	224,000	201,040
MPH Acquisition Holdings LLC, 5.75%, 11/01/2028(b)(d)	95,000	94,287
PetSmart, Inc., 7.13%, 03/15/2023(b)	54,000	54,311
		349,638
Packaged Foods & Meats-3.09%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/2029(b)	159,000	181,277
Kraft Heinz Foods Co. (The), 4.00%, 06/15/2023	219,000	235,167
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	170,000	181,127
TreeHouse Foods, Inc., 6.00%, 02/15/2024(b)	163,000	166,277
US Foods, Inc., 4.75%, 02/15/2029(b)(g)	85,000	85,425
		849,273
Paper Packaging-0.07%
Berry Global, Inc., 5.13%, 07/15/2023	19,000	19,428
Paper Products-0.08%
Mercer International, Inc. (Germany), 6.50%, 02/01/2024	21,000	21,372
Personal Products-1.80%
Avon Products, Inc. (United Kingdom), 8.95%, 03/15/2043	116,000	150,220
	Principal Amount	Value
Personal Products-(continued)
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)	$143,000	$153,169
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	174,000	189,878
		493,267
Pharmaceuticals-2.12%
AdaptHealth LLC, 6.13%, 08/01/2028(b)	147,000	158,392
Advanz Pharma Corp. Ltd. (Canada), 8.00%, 09/06/2024	118,000	120,508
Bausch Health Cos., Inc., 7.00%, 03/15/2024(b)	181,000	185,118
Elanco Animal Health, Inc., 5.27%, 08/28/2023	81,000	87,632
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 6.00%, 06/30/2028(b)	36,000	30,546
		582,196
Real Estate Operating Companies-0.35%
Kennedy-Wilson, Inc., 5.88%, 04/01/2024	95,000	96,444
Real Estate Services-0.98%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028(b)	71,000	77,449
Newmark Group, Inc., 6.13%, 11/15/2023	177,000	192,564
		270,013
Regional Banks-1.16%
CIT Group, Inc.
5.00%, 08/01/2023	100,000	109,448
4.75%, 02/16/2024	67,000	73,470
Synovus Financial Corp., 5.90%, 02/07/2029(e)	125,000	134,878
		317,796
Reinsurance-0.25%
Enstar Finance LLC, 5.75%, 09/01/2040(e)	65,000	67,928
Restaurants-0.70%
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(b)	52,000	54,340
Yum! Brands, Inc., 3.88%, 11/01/2023	132,000	138,751
		193,091
Retail REITs-0.26%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/2026(b)	68,000	70,847
Security & Alarm Services-1.29%
ADT Security Corp. (The), 4.13%, 06/15/2023	113,000	118,646
CoreCivic, Inc.
4.63%, 05/01/2023(d)	120,000	113,220
4.75%, 10/15/2027(d)	153,000	122,783
		354,649
Specialized REITs-2.04%
EPR Properties, 5.25%, 07/15/2023	77,000	80,192
GEO Group, Inc. (The), 6.00%, 04/15/2026	160,000	115,200
Iron Mountain, Inc., 5.25%, 07/15/2030(b)	118,000	125,522
SBA Communications Corp., 4.88%, 09/01/2024	232,000	238,464
		559,378
Steel-2.26%
Carpenter Technology Corp., 6.38%, 07/15/2028	172,000	188,174
Cleveland-Cliffs, Inc., 9.88%, 10/17/2025(b)	73,000	85,684
Commercial Metals Co., 3.88%, 02/15/2031(g)	26,000	26,650

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value
Steel-(continued)
Infrabuild Australia Pty. Ltd. (Australia), 12.00%, 10/01/2024(b)	$102,000	$108,693
Warrior Met Coal, Inc., 8.00%, 11/01/2024(b)	202,000	210,680
		619,881
Systems Software-0.10%
Banff Merger Sub, Inc., 9.75%, 09/01/2026(b)	25,000	26,629
Technology Distributors-0.55%
Brightstar Escrow Corp., 9.75%, 10/15/2025(b)	141,000	151,390
Technology Hardware, Storage & Peripherals-2.35%
Dell, Inc., 6.50%, 04/15/2038	69,000	85,387
Diebold Nixdorf, Inc., 9.38%, 07/15/2025(b)	106,000	117,461
EMC Corp., 3.38%, 06/01/2023	128,000	133,324
Xerox Corp., 6.75%, 12/15/2039	147,000	161,069
Xerox Holdings Corp.
5.00%, 08/15/2025(b)	57,000	59,852
5.50%, 08/15/2028(b)	86,000	88,823
		645,916
Thrifts & Mortgage Finance-0.60%
MGIC Investment Corp., 5.75%, 08/15/2023	21,000	22,862
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	81,000	91,242
Radian Group, Inc., 4.50%, 10/01/2024	49,000	51,450
		165,554
Tires & Rubber-0.38%
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/2023	105,000	105,206
Tobacco-0.41%
Vector Group Ltd., 6.13%, 02/01/2025(b)	112,000	113,715
Trading Companies & Distributors-0.20%
Beacon Roofing Supply, Inc., 4.88%, 11/01/2025(b)	27,000	27,392
WESCO Distribution, Inc., 5.38%, 06/15/2024	28,000	28,700
		56,092
Trucking-0.10%
Uber Technologies, Inc., 8.00%, 11/01/2026(b)	25,000	26,984
	Principal Amount	Value
Wireless Telecommunication Services-1.00%
Sprint Corp., 7.13%, 06/15/2024	$235,000	$274,315
Total U.S. Dollar Denominated Bonds & Notes (Cost $26,163,004)		26,464,271
U.S. Treasury Securities-0.16%
U.S. Treasury Bills-0.16%
0.07%–0.08%, 02/04/2021(h)(i) (Cost $46,000)	46,000	46,000
	Shares
Money Market Funds-2.32%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(j)(k) (Cost $635,747)	635,747	635,747
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.87% (Cost $26,844,751)		27,146,018
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.36%
Invesco Private Government Fund, 0.01%(j)(k)(l)	259,220	259,220
Invesco Private Prime Fund, 0.11%(j)(k)(l)	388,674	388,830
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $648,050)		648,050
TOTAL INVESTMENTS IN SECURITIES-101.23% (Cost $27,492,801)		27,794,068
OTHER ASSETS LESS LIABILITIES-(1.23)%		(337,975)
NET ASSETS-100.00%		$27,456,093

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
January 31, 2021
(Unaudited)
Investment Abbreviations:
PIK	-Pay-in-Kind
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $13,772,883, which represented 50.16% of the Fund’s Net Assets.
(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d)	All or a portion of this security was out on loan at January 31, 2021.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(h)	$46,000 was pledged as collateral to cover margin requirements for open futures contracts.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$15,902,804	$(15,267,057)	$-	$-	$635,747	$37
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	484,898	(225,678)	-	-	259,220	1*
Invesco Private Prime Fund	-	449,394	(60,564)	-	-	388,830	15*
Total	$-	$16,837,096	$(15,553,299)	$-	$-	$1,283,797	$53

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Long Bonds	2	March-2021	$337,437	$(12,128)	$(12,128)
U.S. Treasury Ultra Bonds	1	March-2021	204,719	(8,870)	(8,870)
U.S. Treasury 2 Year Notes	1	March-2021	220,977	123	123
U.S. Treasury 10 Year Notes	9	March-2021	1,233,281	(7,875)	(7,875)
U.S. Treasury 10 Year Ultra Bonds	6	March-2021	922,969	(16,135)	(16,135)
Subtotal—Long Futures Contracts				(44,885)	(44,885)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	7	March-2021	(881,125)	1,410	1,410
Total Futures Contracts				$(43,475)	$(43,475)

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
January 31, 2021
(Unaudited)
Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 35, Version 1	Sell	5.00%	Quarterly	12/20/2025	3.1597%	USD 600,000	$54,616	$47,859	$(6,757)

(a)	Centrally cleared swap agreements collateralized by $11,865 cash held with the broker.
(b)	Implied credit spreads represent the current level, as of January 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
January 31, 2021
(Unaudited)
Schedule of Investments in Affiliated Issuers- 104.76%(a)
	% of Net Assets 01/31/21	Value 10/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 01/31/21	Value 01/31/21
Domestic Equity Funds-37.87%
Invesco Preferred ETF	3.98%	$162,929	$13,593	$(33,188)	$1,926	$205	$1,745	9,789	$145,465
Invesco RAFI™ Strategic US ETF	5.88%	232,768	8,762	(66,136)	32,091	6,990	1,035	6,828	214,475
Invesco RAFI™ Strategic US Small Company ETF	4.84%	177,872	7,463	(73,095)	55,618	8,862	425	5,364	176,720
Invesco Russell 1000 Dynamic Multifactor ETF	6.35%	257,927	9,868	(98,378)	48,623	13,632	1,181	5,702	231,672
Invesco S&P 500® Low Volatility ETF	3.56%	140,377	10,829	(29,592)	5,145	3,017	521	2,354	129,776
Invesco S&P 500® Pure Growth ETF	7.67%	302,738	11,101	(79,435)	30,226	15,232	290	1,730	279,862
Invesco S&P MidCap Low Volatility ETF	2.98%	118,297	4,331	(30,419)	15,725	677	211	2,251	108,611
Invesco S&P SmallCap Low Volatility ETF	2.61%	107,702	3,989	(35,484)	16,039	3,031	490	2,321	95,277
Total Domestic Equity Funds		1,500,610	69,936	(445,727)	205,393	51,646	5,898		1,381,858
Fixed Income Funds-56.34%
Invesco 1-30 Laddered Treasury ETF	5.03%	204,246	24,059	(41,110)	(3,033)	(603)	378	4,878	183,559
Invesco Emerging Markets Sovereign Debt ETF	4.25%	169,858	12,356	(36,172)	9,750	(687)	1,661	5,473	155,105
Invesco Fundamental High Yield® Corporate Bond ETF	3.70%	151,609	8,864	(31,028)	6,052	(506)	1,276	6,998	134,991
Invesco Investment Grade Defensive ETF	11.55%	475,320	47,122	(96,752)	(7,688)	9,700	5,821	15,665	421,624
Invesco Investment Grade Value ETF	6.22%	254,847	24,293	(52,381)	(3,187)	7,042	3,762	8,117	226,870
Invesco PureBetaSM 0-5 Yr US TIPS ETF	4.03%	165,396	13,229	(33,037)	496	1,120	1,279	5,651	147,111
Invesco Senior Loan ETF(b)	1.80%	73,788	4,380	(14,898)	2,623	(411)	560	2,947	65,482
Invesco Taxable Municipal Bond ETF(b)	7.68%	310,332	24,170	(62,258)	6,640	1,526	1,731	8,353	280,410
Invesco Variable Rate Investment Grade ETF	12.08%	497,725	39,167	(99,570)	3,853	(293)	965	17,572	440,882
Total Fixed Income Funds		2,303,121	197,640	(467,206)	15,506	16,888	17,433		2,056,034
Foreign Equity Funds-5.67%
Invesco RAFI™ Strategic Developed ex-US ETF	2.71%	109,199	4,181	(39,279)	24,257	385	389	3,632	98,743
Invesco S&P International Developed Low Volatility ETF	2.96%	119,962	6,803	(28,322)	11,846	(2,092)	223	3,632	108,197
Total Foreign Equity Funds		229,161	10,984	(67,601)	36,103	(1,707)	612		206,940
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.09%	58	29,745	(26,653)	-	-	-	3,150	3,150
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $3,412,453)	99.97%	4,032,950	308,305	(1,007,187)	257,002	66,827	23,943		3,647,982
See accompanying notes which are an integral part of this schedule.

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)—(continued)
January 31, 2021
(Unaudited)
Schedule of Investments in Affiliated Issuers- 104.76%(a)
	% of Net Assets 01/31/21	Value 10/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 01/31/21	Value 01/31/21
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.79%
Invesco Private Government Fund, 0.01%(c)(d)	1.92%	$89,597	$1,186,356	$(1,205,914)	$-	$-	$8*	70,039	$70,039
Invesco Private Prime Fund, 0.11%(c)(d)	2.87%	199,099	1,723,874	(1,818,150)	-	16	63*	104,797	104,839
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $174,878)	4.79%	288,696	2,910,230	(3,024,064)	-	16	71		174,878
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $3,587,331)	104.76%	$4,321,646	$3,218,535	$(4,031,251)	$257,002	$66,843(e)	$24,014		$3,822,860
OTHER ASSETS LESS LIABILITIES	(4.76)%								(173,720)
NET ASSETS	100.00%								$3,649,140

Investment Abbreviations:
ETF-	Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at January 31, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Investment Grade Defensive ETF	$6,078
Invesco Investment Grade Value ETF	3,744
Invesco PureBetaSM 0-5 Yr US TIPS ETF	93

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Downside Hedged ETF (PHDG)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-64.06%
Communication Services-6.84%
Activision Blizzard, Inc.	2,237	$203,567
Alphabet, Inc., Class A(b)	861	1,573,357
Alphabet, Inc., Class C(b)	833	1,529,171
AT&T, Inc.	20,331	582,077
Charter Communications, Inc., Class A(b)	411	249,707
Comcast Corp., Class A	13,038	646,294
Discovery, Inc., Class A(b)(c)	462	19,136
Discovery, Inc., Class C(b)	896	31,387
DISH Network Corp., Class A(b)	713	20,691
Electronic Arts, Inc.	837	119,858
Facebook, Inc., Class A(b)	6,893	1,780,669
Fox Corp., Class A	996	31,055
Fox Corp., Class B	460	13,749
Interpublic Group of Cos., Inc. (The)	1,128	27,151
Live Nation Entertainment, Inc.(b)	412	27,377
Lumen Technologies, Inc.	2,867	35,494
Netflix, Inc.(b)	1,260	670,811
News Corp., Class A	1,125	21,825
News Corp., Class B	354	6,684
Omnicom Group, Inc.	626	39,050
Take-Two Interactive Software, Inc.(b)	331	66,349
T-Mobile US, Inc.(b)	1,688	212,823
Twitter, Inc.(b)	2,291	115,764
Verizon Communications, Inc.	11,808	646,488
ViacomCBS, Inc., Class B	1,632	79,152
Walt Disney Co. (The)(b)	5,168	869,103
		9,618,789
Consumer Discretionary-8.23%
Advance Auto Parts, Inc.	202	30,126
Amazon.com, Inc.(b)	1,224	3,924,389
Aptiv PLC(b)	785	104,876
AutoZone, Inc.(b)	67	74,931
Best Buy Co., Inc.	668	72,692
Booking Holdings, Inc.(b)	117	227,487
BorgWarner, Inc.	709	29,771
CarMax, Inc.(b)	471	55,474
Carnival Corp.	2,108	39,356
Chipotle Mexican Grill, Inc.(b)	81	119,880
D.R. Horton, Inc.	951	73,037
Darden Restaurants, Inc.	377	44,068
Dollar General Corp.	720	140,119
Dollar Tree, Inc.(b)	689	70,044
Domino’s Pizza, Inc.	116	43,008
eBay, Inc.	1,928	108,951
Etsy, Inc.(b)	347	69,084
Expedia Group, Inc.	392	48,647
Ford Motor Co.	11,333	119,337
Gap, Inc. (The)(b)	596	12,069
Garmin Ltd.	433	49,734
General Motors Co.	3,650	184,982
Genuine Parts Co.	418	39,242
Hanesbrands, Inc.	1,010	15,443
Hasbro, Inc.	377	35,370
Hilton Worldwide Holdings, Inc.	802	81,315
Home Depot, Inc. (The)	3,073	832,230
L Brands, Inc.	677	27,595
Las Vegas Sands Corp.	958	46,070
Leggett & Platt, Inc.	382	15,662
Lennar Corp., Class A	794	66,021
LKQ Corp.(b)	810	28,423
Lowe’s Cos., Inc.	2,074	346,047
	Shares	Value
Consumer Discretionary-(continued)
Marriott International, Inc., Class A	772	$89,791
McDonald’s Corp.	2,136	443,946
MGM Resorts International	1,188	33,929
Mohawk Industries, Inc.(b)	174	24,986
Newell Brands, Inc.	1,095	26,302
NIKE, Inc., Class B	3,614	482,794
Norwegian Cruise Line Holdings Ltd.(b)(c)	797	18,052
NVR, Inc.(b)	9	40,018
O’Reilly Automotive, Inc.(b)	213	90,625
Pool Corp.	118	41,793
PulteGroup, Inc.	779	33,887
PVH Corp.	211	17,990
Ralph Lauren Corp.	138	13,945
Ross Stores, Inc.	1,034	115,074
Royal Caribbean Cruises Ltd.	518	33,670
Starbucks Corp.	3,387	327,895
Tapestry, Inc.	799	25,264
Target Corp.	1,456	263,784
Tesla, Inc.(b)	2,175	1,725,928
TJX Cos., Inc. (The)	3,475	222,539
Tractor Supply Co.	337	47,766
Ulta Beauty, Inc.(b)	163	45,601
Under Armour, Inc., Class A(b)	544	9,520
Under Armour, Inc., Class C(b)	563	8,428
VF Corp.	927	71,259
Whirlpool Corp.	181	33,501
Wynn Resorts Ltd.	283	28,167
Yum! Brands, Inc.	875	88,804
		11,580,738
Consumer Staples-3.99%
Altria Group, Inc.	5,386	221,257
Archer-Daniels-Midland Co.	1,612	80,616
Brown-Forman Corp., Class B	531	38,057
Campbell Soup Co.	587	28,241
Church & Dwight Co., Inc.	715	60,367
Clorox Co. (The)	368	77,081
Coca-Cola Co. (The)	11,036	531,383
Colgate-Palmolive Co.	2,485	193,830
Conagra Brands, Inc.	1,416	48,994
Constellation Brands, Inc., Class A	486	102,512
Costco Wholesale Corp.	1,258	443,357
Estee Lauder Cos., Inc. (The), Class A	653	154,533
General Mills, Inc.	1,772	102,953
Hershey Co. (The)	428	62,248
Hormel Foods Corp.	812	38,050
JM Smucker Co. (The)	331	38,532
Kellogg Co.	735	43,321
Kimberly-Clark Corp.	988	130,515
Kraft Heinz Co. (The)	1,876	62,865
Kroger Co. (The)	2,256	77,832
Lamb Weston Holdings, Inc.	422	31,523
McCormick & Co., Inc.	725	64,917
Molson Coors Beverage Co., Class B	543	27,237
Mondelez International, Inc., Class A	4,139	229,466
Monster Beverage Corp.(b)	1,069	92,821
PepsiCo, Inc.	3,940	538,086
Philip Morris International, Inc.	4,471	356,115
Procter & Gamble Co. (The)	7,113	911,958
Sysco Corp.	1,473	105,334
Tyson Foods, Inc., Class A	854	54,921
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Walgreens Boots Alliance, Inc.	2,085	$104,771
Walmart, Inc.	3,958	556,059
		5,609,752
Energy-1.55%
Apache Corp.	1,095	15,637
Baker Hughes Co., Class A	1,902	38,211
Cabot Oil & Gas Corp.	1,155	21,171
Chevron Corp.	5,495	468,174
ConocoPhillips	3,946	157,958
Devon Energy Corp.	1,713	28,196
Diamondback Energy, Inc.	460	26,077
EOG Resources, Inc.	1,689	86,071
Exxon Mobil Corp.	12,082	541,757
Halliburton Co.	2,544	44,851
Hess Corp.	792	42,752
HollyFrontier Corp.	433	12,323
Kinder Morgan, Inc.	5,642	79,439
Marathon Oil Corp.	2,286	16,551
Marathon Petroleum Corp.	1,885	81,357
NOV, Inc.	1,117	13,828
Occidental Petroleum Corp.	2,427	48,686
ONEOK, Inc.	1,290	51,381
Phillips 66	1,267	85,903
Pioneer Natural Resources Co.	579	70,001
Schlumberger Ltd.	4,029	89,484
TechnipFMC PLC (United Kingdom)	1,223	13,074
Valero Energy Corp.	1,183	66,757
Williams Cos., Inc. (The)	3,519	74,708
		2,174,347
Financials-6.65%
Aflac, Inc.	1,922	86,836
Allstate Corp. (The)	905	96,998
American Express Co.	1,889	219,615
American International Group, Inc.	2,497	93,488
Ameriprise Financial, Inc.	350	69,255
Aon PLC, Class A	672	136,483
Arthur J. Gallagher & Co.	553	63,822
Assurant, Inc.	173	23,436
Bank of America Corp.	21,727	644,206
Bank of New York Mellon Corp. (The)	2,369	94,357
Berkshire Hathaway, Inc., Class B(b)	5,581	1,271,743
BlackRock, Inc.	411	288,218
Capital One Financial Corp.	1,323	137,936
Cboe Global Markets, Inc.	314	28,803
Charles Schwab Corp. (The)	4,291	221,158
Chubb Ltd.	1,307	190,391
Cincinnati Financial Corp.	435	36,579
Citigroup, Inc.	5,900	342,141
Citizens Financial Group, Inc.	1,237	45,076
CME Group, Inc., Class A	1,041	189,191
Comerica, Inc.	402	22,994
Discover Financial Services	887	74,100
Everest Re Group Ltd.	118	24,907
Fifth Third Bancorp	2,064	59,712
First Republic Bank	499	72,350
Franklin Resources, Inc.	777	20,427
Globe Life, Inc.	286	25,852
Goldman Sachs Group, Inc. (The)	997	270,357
Hartford Financial Services Group, Inc. (The)	1,041	49,989
Huntington Bancshares, Inc.	2,950	39,014
Intercontinental Exchange, Inc.	1,625	179,319
	Shares	Value
Financials-(continued)
Invesco Ltd., (Acquired 02/03/2014; Cost $14,674)(d)(e)	460	$9,471
JPMorgan Chase & Co.	8,742	1,124,833
KeyCorp	2,829	47,697
Lincoln National Corp.	528	24,019
Loews Corp.	693	31,386
M&T Bank Corp.	377	49,941
MarketAxess Holdings, Inc.	112	60,565
Marsh & McLennan Cos., Inc.	1,467	161,238
MetLife, Inc.	2,236	107,663
Moody’s Corp.	466	124,077
Morgan Stanley	4,138	277,453
MSCI, Inc.	242	95,663
Nasdaq, Inc.	333	45,045
Northern Trust Corp.	604	53,871
People’s United Financial, Inc.	1,230	16,802
PNC Financial Services Group, Inc. (The)	1,229	176,386
Principal Financial Group, Inc.	740	36,460
Progressive Corp. (The)	1,705	148,659
Prudential Financial, Inc.	1,144	89,552
Raymond James Financial, Inc.	355	35,475
Regions Financial Corp.	2,784	47,356
S&P Global, Inc.	701	222,217
State Street Corp.	1,023	71,610
SVB Financial Group(b)	149	65,229
Synchrony Financial	1,573	52,931
T. Rowe Price Group, Inc.	658	102,964
Travelers Cos., Inc. (The)	733	99,908
Truist Financial Corp.	3,906	187,410
U.S. Bancorp	3,972	170,200
Unum Group	591	13,729
W.R. Berkley Corp.	407	25,291
Wells Fargo & Co.	11,941	356,797
Willis Towers Watson PLC	377	76,508
Zions Bancorporation N.A.	474	20,922
		9,348,081
Health Care-8.81%
Abbott Laboratories	5,059	625,242
AbbVie, Inc.	5,043	516,807
ABIOMED, Inc.(b)	128	44,576
Agilent Technologies, Inc.	892	107,192
Alexion Pharmaceuticals, Inc.(b)	634	97,211
Align Technology, Inc.(b)	211	110,855
AmerisourceBergen Corp.	427	44,493
Amgen, Inc.	1,664	401,740
Anthem, Inc.	696	206,698
Baxter International, Inc.	1,466	112,633
Becton, Dickinson and Co.	841	220,165
Biogen, Inc.(b)	460	130,001
Bio-Rad Laboratories, Inc., Class A(b)	61	35,000
Boston Scientific Corp.(b)	4,146	146,934
Bristol-Myers Squibb Co.	6,531	401,199
Cardinal Health, Inc.	849	45,617
Catalent, Inc.(b)	474	54,534
Centene Corp.(b)	1,681	101,364
Cerner Corp.	883	70,737
Cigna Corp.	1,019	221,174
Cooper Cos., Inc. (The)	141	51,330
CVS Health Corp.	3,792	271,697
Danaher Corp.	1,795	426,923
DaVita, Inc.(b)	216	25,352
DENTSPLY SIRONA, Inc.	631	33,752

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
DexCom, Inc.(b)	279	$104,583
Edwards Lifesciences Corp.(b)	1,801	148,727
Eli Lilly and Co.	2,264	470,844
Gilead Sciences, Inc.	3,633	238,325
HCA Healthcare, Inc.	765	124,297
Henry Schein, Inc.(b)	414	27,262
Hologic, Inc.(b)	751	59,877
Humana, Inc.	382	146,348
IDEXX Laboratories, Inc.(b)	246	117,755
Illumina, Inc.(b)	424	180,811
Incyte Corp.(b)	543	48,734
Intuitive Surgical, Inc.(b)	340	254,198
IQVIA Holdings, Inc.(b)	553	98,323
Johnson & Johnson	7,551	1,231,795
Laboratory Corp. of America Holdings(b)	284	65,010
McKesson Corp.	468	81,652
Medtronic PLC	3,855	429,177
Merck & Co., Inc.	7,219	556,368
Mettler-Toledo International, Inc.(b)	69	80,599
PerkinElmer, Inc.	324	47,651
Perrigo Co. PLC	394	16,824
Pfizer, Inc.	15,858	569,302
Quest Diagnostics, Inc.	388	50,110
Regeneron Pharmaceuticals, Inc.(b)	301	151,656
ResMed, Inc.	420	84,659
STERIS PLC	246	46,029
Stryker Corp.	949	209,738
Teleflex, Inc.	133	50,225
Thermo Fisher Scientific, Inc.	1,128	574,942
UnitedHealth Group, Inc.	2,721	907,671
Universal Health Services, Inc., Class B	224	27,928
Varian Medical Systems, Inc.(b)	265	46,526
Vertex Pharmaceuticals, Inc.(b)	755	172,955
Viatris, Inc.(b)	3,497	59,414
Waters Corp.(b)	180	47,641
West Pharmaceutical Services, Inc.	212	63,492
Zimmer Biomet Holdings, Inc.	601	92,356
Zoetis, Inc.	1,375	212,094
		12,399,124
Industrials-5.22%
3M Co.	1,670	293,352
A.O. Smith Corp.	391	21,231
Alaska Air Group, Inc.	360	17,579
Allegion PLC	268	28,679
American Airlines Group, Inc.(c)	1,473	25,291
AMETEK, Inc.	666	75,431
Boeing Co. (The)	1,539	298,858
C.H. Robinson Worldwide, Inc.	389	33,283
Carrier Global Corp.	2,362	90,937
Caterpillar, Inc.	1,569	286,876
Cintas Corp.	252	80,166
Copart, Inc.(b)	600	65,850
CSX Corp.	2,216	190,033
Cummins, Inc.	429	100,566
Deere & Co.	908	262,230
Delta Air Lines, Inc.	1,850	70,226
Dover Corp.	417	48,576
Eaton Corp. PLC	1,159	136,414
Emerson Electric Co.	1,731	137,355
Equifax, Inc.	353	62,520
Expeditors International of Washington, Inc.	485	43,417
Fastenal Co.	1,663	75,816
	Shares	Value
Industrials-(continued)
FedEx Corp.	701	$164,973
Flowserve Corp.	377	13,406
Fortive Corp.	976	64,494
Fortune Brands Home & Security, Inc.	400	34,500
General Dynamics Corp.	674	98,862
General Electric Co.	25,368	270,930
Honeywell International, Inc.	2,005	391,717
Howmet Aerospace, Inc.	1,136	27,923
Huntington Ingalls Industries, Inc.	119	18,722
IDEX Corp.	217	40,403
IHS Markit Ltd.	1,081	94,134
Illinois Tool Works, Inc.	834	161,971
Ingersoll Rand, Inc.(b)	1,076	45,020
J.B. Hunt Transport Services, Inc.	241	32,453
Jacobs Engineering Group, Inc.	377	38,062
Johnson Controls International PLC	2,156	107,412
Kansas City Southern	275	55,734
L3Harris Technologies, Inc.	626	107,365
Lockheed Martin Corp.	711	228,814
Masco Corp.	759	41,221
Nielsen Holdings PLC	1,041	23,246
Norfolk Southern Corp.	739	174,862
Northrop Grumman Corp.	451	129,261
Old Dominion Freight Line, Inc.	281	54,514
Otis Worldwide Corp.	1,181	76,352
PACCAR, Inc.	1,004	91,585
Parker-Hannifin Corp.	377	99,758
Pentair PLC	480	26,141
Quanta Services, Inc.	399	28,118
Raytheon Technologies Corp.	4,295	286,605
Republic Services, Inc.	611	55,308
Robert Half International, Inc.	332	22,410
Rockwell Automation, Inc.	336	83,506
Rollins, Inc.	644	23,197
Roper Technologies, Inc.	302	118,659
Snap-on, Inc.	157	28,259
Southwest Airlines Co.	1,708	75,050
Stanley Black & Decker, Inc.	461	79,979
Teledyne Technologies, Inc.(b)	108	38,557
Textron, Inc.	661	29,917
Trane Technologies PLC	696	99,772
TransDigm Group, Inc.(b)	157	86,865
Union Pacific Corp.	1,924	379,932
United Airlines Holdings, Inc.(b)	844	33,752
United Parcel Service, Inc., Class B	2,048	317,440
United Rentals, Inc.(b)	211	51,275
Verisk Analytics, Inc.	469	86,062
W.W. Grainger, Inc.	128	46,642
Wabtec Corp.	520	38,589
Waste Management, Inc.	1,124	125,124
Xylem, Inc.	523	50,517
		7,344,056
Information Technology-17.76%
Accenture PLC, Class A	1,811	438,117
Adobe, Inc.(b)	1,367	627,139
Advanced Micro Devices, Inc.(b)	3,403	291,433
Akamai Technologies, Inc.(b)	470	52,184
Amphenol Corp., Class A	867	108,271
Analog Devices, Inc.	1,071	157,790
ANSYS, Inc.(b)	249	88,238
Apple, Inc.	45,918	6,059,339
Applied Materials, Inc.	2,646	255,815

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
Arista Networks, Inc.(b)	158	$48,594
Autodesk, Inc.(b)	634	175,891
Automatic Data Processing, Inc.	1,246	205,739
Broadcom, Inc.	1,166	525,283
Broadridge Financial Solutions, Inc.	334	47,198
Cadence Design Systems, Inc.(b)	807	105,225
CDW Corp.	413	54,376
Cisco Systems, Inc.	12,057	537,501
Citrix Systems, Inc.	360	47,992
Cognizant Technology Solutions Corp., Class A	1,571	122,459
Corning, Inc.	2,203	79,022
DXC Technology Co.	736	20,755
Enphase Energy, Inc.(b)	365	66,558
F5 Networks, Inc.(b)	178	34,879
Fidelity National Information Services, Inc.	1,794	221,487
Fiserv, Inc.(b)	1,613	165,639
FleetCor Technologies, Inc.(b)	243	58,988
FLIR Systems, Inc.	378	19,675
Fortinet, Inc.(b)	388	56,163
Gartner, Inc.(b)	259	39,345
Global Payments, Inc.	875	154,455
Hewlett Packard Enterprise Co.	3,728	46,003
HP, Inc.	3,981	96,898
Intel Corp.	11,762	652,909
International Business Machines Corp.	2,582	307,542
Intuit, Inc.	760	274,535
IPG Photonics Corp.(b)	105	23,460
Jack Henry & Associates, Inc.	221	31,999
Juniper Networks, Inc.	959	23,419
Keysight Technologies, Inc.(b)	543	76,883
KLA Corp.	453	126,872
Lam Research Corp.	405	196,000
Leidos Holdings, Inc.	386	40,939
Mastercard, Inc., Class A	2,522	797,683
Maxim Integrated Products, Inc.	775	67,975
Microchip Technology, Inc.	740	100,721
Micron Technology, Inc.(b)	3,219	251,951
Microsoft Corp.	21,726	5,039,563
Motorola Solutions, Inc.	492	82,435
NetApp, Inc.	642	42,654
NortonLifeLock, Inc.	1,711	36,051
NVIDIA Corp.	1,766	917,596
Oracle Corp.	5,415	327,228
Paychex, Inc.	930	81,208
Paycom Software, Inc.(b)	140	53,164
PayPal Holdings, Inc.(b)	3,357	786,579
Qorvo, Inc.(b)	331	56,561
QUALCOMM, Inc.	3,232	505,097
salesforce.com, inc.(b)	2,636	594,576
Seagate Technology PLC	646	42,714
ServiceNow, Inc.(b)	554	300,911
Skyworks Solutions, Inc.	483	81,748
Synopsys, Inc.(b)	441	112,653
TE Connectivity Ltd.	958	115,343
Teradyne, Inc.	480	54,470
Texas Instruments, Inc.	2,635	436,593
Trimble, Inc.(b)	719	47,389
Tyler Technologies, Inc.(b)	119	50,312
VeriSign, Inc.(b)	294	57,057
Visa, Inc., Class A	4,842	935,716
Vontier Corp.(b)	384	12,453
Western Digital Corp.	875	49,376
	Shares	Value
Information Technology-(continued)
Western Union Co. (The)	1,193	$26,568
Xerox Holdings Corp.	520	10,936
Xilinx, Inc.	709	92,574
Zebra Technologies Corp., Class A(b)	154	59,726
		24,990,590
Materials-1.67%
Air Products and Chemicals, Inc.	639	170,460
Albemarle Corp.	307	49,937
Amcor PLC	4,545	49,722
Avery Dennison Corp.	241	36,360
Ball Corp.	949	83,531
Celanese Corp.	344	42,020
CF Industries Holdings, Inc.	626	25,904
Corteva, Inc.	2,170	86,496
Dow, Inc.	2,147	111,429
DuPont de Nemours, Inc.	2,125	168,831
Eastman Chemical Co.	391	38,455
Ecolab, Inc.	718	146,838
FMC Corp.	377	40,825
Freeport-McMoRan, Inc.(b)	4,208	113,237
International Flavors & Fragrances, Inc.(c)	309	34,725
International Paper Co.	1,138	57,253
Linde PLC (United Kingdom)	1,499	367,855
LyondellBasell Industries N.V., Class A	745	63,891
Martin Marietta Materials, Inc.	181	52,021
Mosaic Co. (The)	1,000	25,960
Newmont Corp.	2,328	138,749
Nucor Corp.	875	42,639
Packaging Corp. of America	276	37,111
PPG Industries, Inc.	685	92,276
Sealed Air Corp.	453	19,148
Sherwin-Williams Co. (The)	237	163,957
Vulcan Materials Co.	382	56,971
Westrock Co.	753	31,197
		2,347,798
Real Estate-1.57%
Alexandria Real Estate Equities, Inc.	340	56,817
American Tower Corp.	1,290	293,294
AvalonBay Communities, Inc.	407	66,614
Boston Properties, Inc.	410	37,421
CBRE Group, Inc., Class A(b)	970	59,151
Crown Castle International Corp.	1,215	193,501
Digital Realty Trust, Inc.	782	112,569
Duke Realty Corp.	1,074	42,487
Equinix, Inc.	257	190,170
Equity Residential	992	61,147
Essex Property Trust, Inc.	190	45,526
Extra Space Storage, Inc.	377	42,899
Federal Realty Investment Trust	202	17,687
Healthpeak Properties, Inc.	1,559	46,224
Host Hotels & Resorts, Inc.	2,042	27,669
Iron Mountain, Inc.(c)	835	28,114
Kimco Realty Corp.	1,254	20,704
Mid-America Apartment Communities, Inc.	331	43,940
Prologis, Inc.	2,140	220,848
Public Storage	442	100,608
Realty Income Corp.	1,000	59,060
Regency Centers Corp.	460	21,703
SBA Communications Corp., Class A	324	87,049
Simon Property Group, Inc.	885	82,243
SL Green Realty Corp.	203	13,698

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
UDR, Inc.	857	$32,952
Ventas, Inc.	1,081	49,802
Vornado Realty Trust	460	18,290
Welltower, Inc.	1,207	73,144
Weyerhaeuser Co.	2,163	67,464
		2,212,795
Utilities-1.77%
AES Corp. (The)	1,929	47,048
Alliant Energy Corp.	722	35,125
Ameren Corp.	714	51,922
American Electric Power Co., Inc.	1,440	116,510
American Water Works Co., Inc.	527	83,804
Atmos Energy Corp.	359	31,951
CenterPoint Energy, Inc.	1,579	33,301
CMS Energy Corp.	830	47,210
Consolidated Edison, Inc.	968	68,515
Dominion Energy, Inc.	2,333	170,052
DTE Energy Co.	557	66,127
Duke Energy Corp.	2,130	200,220
Edison International	1,097	63,802
Entergy Corp.	580	55,291
Evergy, Inc.	657	35,301
Eversource Energy	993	86,887
Exelon Corp.	2,825	117,407
FirstEnergy Corp.	1,571	48,324
NextEra Energy, Inc.	5,555	449,233
NiSource, Inc.	1,112	24,631
NRG Energy, Inc.	709	29,360
Pinnacle West Capital Corp.	326	24,531
PPL Corp.	2,227	61,621
Public Service Enterprise Group, Inc.	1,464	82,614
Sempra Energy	839	103,835
	Shares	Value
Utilities-(continued)
Southern Co. (The)	3,060	$180,295
WEC Energy Group, Inc.	914	81,255
Xcel Energy, Inc.	1,524	97,520
		2,493,692
Total Common Stocks & Other Equity Interests (Cost $82,947,290)		90,119,762
Money Market Funds-24.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(f) (Cost $33,786,641)	33,786,641	33,786,641
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-88.07% (Cost $116,733,931)		123,906,403
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.09%
Invesco Private Government Fund, 0.01%(d)(f)(g)	50,341	50,341
Invesco Private Prime Fund, 0.11%(d)(f)(g)	75,481	75,511
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $125,852)		125,852
TOTAL INVESTMENTS IN SECURITIES-88.16% (Cost $116,859,783)		124,032,255
OTHER ASSETS LESS LIABILITIES-11.84%		16,653,540
NET ASSETS-100.00%		$140,685,795

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Invesco Ltd.	$6,031	$-	$-	$-	$3,440	$9,471	$71
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	43,312,656	89,086,938	(98,612,953)	-	-	33,786,641	1,697
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	172,308	(121,967)	-	-	50,341	2*
Invesco Private Prime Fund	-	210,962	(135,456)	-	5	75,511	16*
Total	$43,318,687	$89,470,208	$(98,870,376)	$-	$3,445	$33,921,964	$1,786

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2021
(Unaudited)
(e)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CBOE Volatility Index (VIX) Futures	252	February-2021	$8,161,247	$1,842,537	$1,842,537
CBOE Volatility Index (VIX) Futures	137	March-2021	4,441,608	597,825	597,825
CBOE Volatility Index (VIX) Futures	48	April-2021	1,508,818	39,868	39,868
S&P 500 E-Mini Futures	190	March-2021	35,199,400	35,397	35,397
S&P 500 Micro E-Mini Futures	67	March-2021	1,241,242	(27,610)	(27,610)
Total Futures Contracts				$2,488,017	$2,488,017

(a)	Futures contracts collateralized by $2,985,000 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Total Return Bond ETF (GTO)
January 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-50.47%
Advertising-0.38%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	$620,000	$759,351
Lamar Media Corp.
3.75%, 02/15/2028	612,000	623,261
3.63%, 01/15/2031(b)	625,000	631,250
MDC Partners, Inc., 7.50%, 05/01/2024(b)(c)	250,000	255,377
		2,269,239
Aerospace & Defense-0.29%
Boeing Co. (The), 2.75%, 02/01/2026	1,651,000	1,729,516
Agricultural Products-1.15%
Cargill, Inc.
0.75%, 02/02/2026(b)	4,413,000	4,394,802
1.70%, 02/02/2031(b)	5,000,000	2,497,376
		6,892,178
Airlines-1.14%
British Airways Pass-Through Trust (United Kingdom)
Series 2019-1, Class A, 3.35%, 06/15/2029(b)	306,423	297,096
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	290,291	293,816
Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	1,237,851	1,244,318
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/2025(b)	1,978,000	2,113,586
4.75%, 10/20/2028(b)	1,181,000	1,307,325
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	1,387,623	1,553,156
		6,809,297
Apparel Retail-0.53%
Ross Stores, Inc.
3.38%, 09/15/2024	1,382,000	1,480,451
0.88%, 04/15/2026	947,000	942,923
4.70%, 04/15/2027	85,000	99,833
1.88%, 04/15/2031	669,000	663,437
		3,186,644
Application Software-0.24%
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	1,431,000	1,448,888
Asset Management & Custody Banks-0.51%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	422,000	457,811
Apollo Management Holdings L.P., 4.95%, 01/14/2050(b)(d)	1,567,000	1,599,315
CI Financial Corp. (Canada), 3.20%, 12/17/2030	1,000,000	1,014,529
		3,071,655
Automobile Manufacturers-2.73%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	395,000	395,000
American Honda Finance Corp., 1.80%, 01/13/2031	5,216,000	5,223,168
Ford Motor Credit Co. LLC
3.09%, 01/09/2023	1,446,000	1,464,690
3.38%, 11/13/2025	395,000	403,769
Hyundai Capital America
2.38%, 02/10/2023(b)	340,000	350,726
5.75%, 04/06/2023(b)	567,000	627,103
5.88%, 04/07/2025(b)	314,000	372,130
	Principal Amount	Value
Automobile Manufacturers-(continued)
Toyota Motor Credit Corp.
0.80%, 10/16/2025	$2,749,000	$2,765,033
0.80%, 01/09/2026(e)	1,385,000	1,385,786
1.65%, 01/10/2031	2,350,000	2,334,617
Volkswagen Group of America Finance LLC (Germany), 1.63%, 11/24/2027(b)	993,000	999,471
		16,321,493
Biotechnology-0.23%
AbbVie, Inc., 2.30%, 11/21/2022	1,317,000	1,361,223
Brewers-0.11%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.50%, 06/01/2030	235,000	267,372
4.50%, 06/01/2050	301,000	364,016
		631,388
Broadcasting-0.09%
Fox Corp.
4.71%, 01/25/2029	310,000	371,838
3.50%, 04/08/2030	141,000	158,870
		530,708
Building Products-0.27%
Carrier Global Corp., 2.72%, 02/15/2030	750,000	793,852
HP Communities LLC
5.78%, 03/15/2046(b)	150,000	179,999
5.86%, 09/15/2053(b)	100,000	126,798
Standard Industries, Inc., 3.38%, 01/15/2031(b)	543,000	536,891
		1,637,540
Cable & Satellite-0.93%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031(b)	193,000	198,549
4.50%, 05/01/2032(b)	940,000	978,775
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
5.05%, 03/30/2029	322,000	385,490
3.85%, 04/01/2061	579,000	554,265
Comcast Corp.
3.95%, 10/15/2025	41,000	46,746
4.15%, 10/15/2028	206,000	244,208
4.60%, 10/15/2038	63,000	79,863
3.25%, 11/01/2039	1,061,000	1,156,241
3.45%, 02/01/2050	848,000	944,444
2.80%, 01/15/2051	408,000	404,607
4.95%, 10/15/2058	64,000	90,872
Cox Communications, Inc.
1.80%, 10/01/2030(b)	192,000	188,344
2.95%, 10/01/2050(b)	307,000	302,206
		5,574,610
Casinos & Gaming-0.04%
MGM China Holdings Ltd. (Macau), 5.38%, 05/15/2024(b)	218,000	224,018
Commodity Chemicals-0.08%
Axalta Coating Systems LLC, 3.38%, 02/15/2029(b)	502,000	494,156
Construction & Engineering-0.07%
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 02/15/2028(b)	421,000	432,314
Copper-0.02%
Freeport-McMoRan, Inc., 4.38%, 08/01/2028	141,000	149,679
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value
Data Processing & Outsourced Services-0.06%
PayPal Holdings, Inc.
2.65%, 10/01/2026	$182,000	$198,341
2.85%, 10/01/2029	127,000	138,536
		336,877
Department Stores-0.67%
7-Eleven, Inc.
1.80%, 02/10/2031(b)	2,456,000	2,435,219
2.50%, 02/10/2041(b)	630,000	621,148
2.80%, 02/10/2051(b)	964,000	952,242
		4,008,609
Distributors-0.20%
Genuine Parts Co., 1.88%, 11/01/2030	1,198,000	1,177,696
Diversified Banks-5.73%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	280,000	308,722
Australia & New Zealand Banking Group Ltd. (Australia), 2.57%, 11/25/2035(b)(d)	532,000	530,734
Banco Santander S.A. (Spain), 2.75%, 12/03/2030	600,000	605,844
Bank of America Corp., 2.68%, 06/19/2041(d)	1,746,000	1,742,720
BBVA Bancomer S.A. (Mexico), 1.88%, 09/18/2025(b)	425,000	428,209
BNP Paribas S.A. (France)
1.32%, 01/13/2027(b)(d)	3,000,000	3,008,437
2.82%, 01/26/2041(b)	1,843,000	1,799,185
BPCE S.A. (France), 2.28%, 01/20/2032(b)(d)	701,000	704,426
Citigroup, Inc.
1.62% (3 mo. USD LIBOR + 1.38%), 03/30/2021(f)	100,000	100,209
3.11%, 04/08/2026(d)	481,000	522,243
3.98%, 03/20/2030(d)	848,000	979,723
4.41%, 03/31/2031(d)	401,000	476,738
2.57%, 06/03/2031(d)	713,000	742,173
Series A, 5.95%(d)(g)	293,000	308,641
Series P, 5.95%(d)(g)	390,000	424,613
Citizens Bank N.A.
1.04% (3 mo. USD LIBOR + 0.81%), 05/26/2022(f)	250,000	252,090
2.25%, 04/28/2025	387,000	409,557
Credit Agricole S.A. (France)
1.91%, 06/16/2026(b)(d)	250,000	257,991
7.88%(b)(d)(g)	597,000	674,237
Federation des Caisses Desjardins du Quebec (Canada), 2.05%, 02/10/2025(b)	662,000	694,338
HSBC Holdings PLC (United Kingdom)
1.65%, 04/18/2026(d)	303,000	308,985
4.60%(d)(g)	693,000	704,261
6.25%(d)(g)	1,285,000	1,346,037
ING Groep N.V. (Netherlands), 6.88%(b)(d)(g)	446,000	465,519
JPMorgan Chase & Co.
1.11% (3 mo. USD LIBOR + 0.89%), 07/23/2024(f)	205,000	207,808
2.08%, 04/22/2026(d)	625,000	653,676
3.70%, 05/06/2030(d)	848,000	968,775
Mizuho Financial Group, Inc. (Japan), 2.20%, 07/10/2031(d)	907,000	926,018
Standard Chartered PLC (United Kingdom)
1.46%, 01/14/2027(b)(d)	1,942,000	1,943,035
3.27%, 02/18/2036(b)(d)	1,002,000	1,023,325
7.50%(b)(d)(g)	2,068,000	2,179,041
7.75%(b)(d)(g)	2,570,000	2,784,055
	Principal Amount	Value
Diversified Banks-(continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.47%, 07/08/2025	$417,000	$426,975
3.04%, 07/16/2029	205,000	224,588
2.13%, 07/08/2030	997,000	1,019,355
2.14%, 09/23/2030	1,113,000	1,102,969
U.S. Bancorp, 1.38%, 07/22/2030	404,000	395,958
Wells Fargo & Co.
2.19%, 04/30/2026(d)	182,000	190,595
4.15%, 01/24/2029	848,000	991,030
3.90%(d)(g)	1,250,000	1,250,781
Westpac Banking Corp. (Australia), 2.67%, 11/15/2035(d)	218,000	220,051
		34,303,667
Diversified Capital Markets-0.85%
Credit Suisse Group AG (Switzerland)
4.19%, 04/01/2031(b)(d)	383,000	444,215
4.50%(b)(d)(g)	1,010,000	1,002,425
5.10%(b)(d)(g)	492,000	504,448
5.25%(b)(d)(g)	671,000	711,226
7.13%(b)(d)(g)	2,158,000	2,285,840
UBS Group AG (Switzerland), 2.01% (3 mo. USD LIBOR + 1.78%), 04/14/2021(b)(f)	150,000	150,545
		5,098,699
Diversified Chemicals-0.07%
OCP S.A. (Morocco), 5.63%, 04/25/2024(b)	393,000	434,750
Diversified Metals & Mining-0.42%
Anglo American Capital PLC (South Africa)
5.38%, 04/01/2025(b)	601,000	701,772
5.63%, 04/01/2030(b)	319,000	402,646
Bukit Makmur Mandiri Utama PT (Indonesia), 7.75%, 02/10/2026(b)	1,010,000	996,888
Corp. Nacional del Cobre de Chile (Chile), 3.15%, 01/15/2051(b)	405,000	396,532
		2,497,838
Diversified REITs-0.57%
Atlantic Marine Corps Communities LLC, 5.34%, 12/01/2050(b)	94,206	110,040
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	376,000	425,539
Fort Benning Family Communities LLC, 5.81%, 01/15/2051(b)	200,000	244,890
iStar, Inc., 4.75%, 10/01/2024	603,000	619,577
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	341,000	346,251
Trust Fibra Uno (Mexico)
4.87%, 01/15/2030(b)	1,080,000	1,209,060
6.39%, 01/15/2050(b)	385,000	451,605
		3,406,962
Diversified Support Services-0.23%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	1,375,000	1,406,797
Electric Utilities-0.84%
Commonwealth Edison Co., Series 127, 3.20%, 11/15/2049	566,000	615,455
Consolidated Edison Co. of New York, Inc., Series C, 3.00%, 12/01/2060	1,195,000	1,177,936
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	200,000	208,125
Duke Energy Progress LLC, 2.50%, 08/15/2050	1,742,000	1,667,310
Eversource Energy, Series Q, 0.80%, 08/15/2025	92,000	91,892

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
NextEra Energy Capital Holdings, Inc., 2.75%, 05/01/2025	$147,000	$158,418
Southern Co. (The), Series A, 3.70%, 04/30/2030	280,000	318,488
Southern Power Co., 0.90%, 01/15/2026	406,000	405,855
Virginia Electric and Power Co., 2.45%, 12/15/2050	389,000	370,326
		5,013,805
Electrical Components & Equipment-0.30%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	1,823,000	1,813,188
Electronic Components-0.66%
Corning, Inc., 5.45%, 11/15/2079	3,000,000	3,956,523
Electronic Manufacturing Services-0.10%
Jabil, Inc., 3.00%, 01/15/2031	546,000	570,736
Environmental & Facilities Services-0.56%
GFL Environmental, Inc. (Canada)
4.00%, 08/01/2028(b)	249,000	247,089
3.50%, 09/01/2028(b)	846,000	836,483
Republic Services, Inc.
0.88%, 11/15/2025	563,000	563,687
1.75%, 02/15/2032	1,747,000	1,718,292
		3,365,551
Financial Exchanges & Data-0.17%
Moody’s Corp.
3.25%, 05/20/2050	156,000	165,895
2.55%, 08/18/2060	164,000	148,210
MSCI, Inc., 3.88%, 02/15/2031(b)	334,000	357,003
S&P Global, Inc., 1.25%, 08/15/2030	341,000	330,961
		1,002,069
Food Retail-0.10%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 3.50%, 02/15/2023(b)	584,000	599,476
Gas Utilities-0.05%
East Ohio Gas Co. (The)
1.30%, 06/15/2025(b)	182,000	185,094
3.00%, 06/15/2050(b)	95,000	98,188
		283,282
Health Care Facilities-0.12%
CommonSpirit Health, 1.55%, 10/01/2025	282,000	288,960
Universal Health Services, Inc., 2.65%, 10/15/2030(b)	407,000	413,661
		702,621
Health Care REITs-0.22%
Healthcare Trust of America Holdings L.P., 2.00%, 03/15/2031	406,000	402,755
Healthpeak Properties, Inc., 2.88%, 01/15/2031	234,000	251,719
National Health Investors, Inc., 3.00%, 02/01/2031	547,000	543,046
Welltower, Inc., 3.10%, 01/15/2030	105,000	113,528
		1,311,048
Health Care Services-0.87%
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/2050	1,244,000	1,276,222
CVS Health Corp.
1.30%, 08/21/2027	834,000	835,956
2.70%, 08/21/2040	658,000	642,964
DaVita, Inc., 3.75%, 02/15/2031(b)	645,000	640,969
	Principal Amount	Value
Health Care Services-(continued)
Sutter Health
Series 20A, 3.16%, 08/15/2040	$975,000	$1,040,454
Series 20A, 3.36%, 08/15/2050	730,000	791,920
		5,228,485
Homebuilding-1.47%
Lennar Corp.
4.75%, 11/15/2022	1,944,000	2,062,769
4.75%, 11/29/2027	3,385,000	4,004,759
M.D.C. Holdings, Inc., 3.85%, 01/15/2030	1,635,000	1,789,050
Mattamy Group Corp. (Canada)
5.25%, 12/15/2027(b)	698,000	736,826
4.63%, 03/01/2030(b)	200,000	207,844
		8,801,248
Hotel & Resort REITs-0.03%
Service Properties Trust, 5.25%, 02/15/2026	180,000	176,468
Hotels, Resorts & Cruise Lines-0.18%
Hilton Domestic Operating Co., Inc., 3.63%, 02/15/2032(b)	575,000	570,524
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	474,000	479,242
		1,049,766
Independent Power Producers & Energy Traders-0.74%
AES Corp. (The)
1.38%, 01/15/2026(b)	1,269,000	1,273,536
2.45%, 01/15/2031(b)	723,000	724,098
Calpine Corp., 3.75%, 03/01/2031(b)	985,000	959,390
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(b)	1,450,000	1,466,675
		4,423,699
Industrial Conglomerates-0.12%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	273,000	319,518
General Electric Co., 5.55%, 01/05/2026	328,000	397,936
		717,454
Industrial REITs-0.37%
Duke Realty L.P., 2.88%, 11/15/2029	1,773,000	1,936,719
Lexington Realty Trust, 2.70%, 09/15/2030	208,000	214,096
Prologis L.P., 2.13%, 04/15/2027	64,000	68,090
		2,218,905
Integrated Oil & Gas-0.72%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	2,261,000	2,179,415
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	690,000	713,298
Petronas Capital Ltd. (Malaysia), 4.55%, 04/21/2050(b)	210,000	272,883
Saudi Arabian Oil Co. (Saudi Arabia)
2.88%, 04/16/2024(b)	365,000	386,785
2.25%, 11/24/2030(b)	205,000	204,743
3.25%, 11/24/2050(b)	215,000	210,033
3.50%, 11/24/2070(b)	360,000	351,132
		4,318,289

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value
Integrated Telecommunication Services-1.87%
AT&T, Inc.
1.40% (3 mo. USD LIBOR + 1.18%), 06/12/2024(f)	$102,000	$104,723
2.55%, 12/01/2033(b)	290,000	289,479
3.10%, 02/01/2043	634,000	615,131
3.50%, 09/15/2053(b)	954,000	918,095
3.55%, 09/15/2055(b)	408,000	388,948
3.50%, 02/01/2061	404,000	383,085
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	1,000,000	1,007,380
T-Mobile USA, Inc.
2.25%, 02/15/2026	753,000	761,471
2.63%, 02/15/2029	1,332,000	1,340,591
Verizon Communications, Inc.
0.85%, 11/20/2025	824,000	823,047
3.88%, 02/08/2029	424,000	490,817
1.75%, 01/20/2031	1,006,000	990,162
2.65%, 11/20/2040	868,000	844,640
2.88%, 11/20/2050	1,063,000	1,022,449
3.00%, 11/20/2060	1,247,000	1,196,376
		11,176,394
Interactive Home Entertainment-0.35%
Activision Blizzard, Inc., 2.50%, 09/15/2050	637,000	583,184
WMG Acquisition Corp., 3.00%, 02/15/2031(b)	1,576,000	1,530,690
		2,113,874
Interactive Media & Services-0.85%
Alphabet, Inc.
1.90%, 08/15/2040	142,000	133,966
2.25%, 08/15/2060	550,000	499,654
Baidu, Inc. (China)
3.08%, 04/07/2025	210,000	224,293
1.72%, 04/09/2026	235,000	238,424
3.43%, 04/07/2030	215,000	235,280
2.38%, 10/09/2030(e)	215,000	218,236
Match Group Holdings II LLC
4.63%, 06/01/2028(b)	215,000	226,547
5.63%, 02/15/2029(b)	339,000	368,662
Tencent Holdings Ltd. (China)
1.81%, 01/26/2026(b)	200,000	202,924
2.39%, 06/03/2030(b)	495,000	500,074
3.24%, 06/03/2050(b)	200,000	199,921
3.29%, 06/03/2060(b)	200,000	197,398
Twitter, Inc., 3.88%, 12/15/2027(b)	1,746,000	1,839,778
		5,085,157
Internet & Direct Marketing Retail-1.84%
Alibaba Group Holding Ltd. (China), 4.20%, 12/06/2047	1,000,000	1,179,104
B2W Digital Lux S.a.r.l. (Brazil), 4.38%, 12/20/2030(b)	250,000	259,800
Expedia Group, Inc., 4.63%, 08/01/2027(b)	2,975,000	3,300,204
Meituan (China)
2.13%, 10/28/2025(b)	870,000	888,164
3.05%, 10/28/2030(b)	1,820,000	1,895,456
MercadoLibre, Inc. (Argentina)
2.38%, 01/14/2026	405,000	408,544
3.13%, 01/14/2031	725,000	729,089
Prosus N.V. (Netherlands), 3.83%, 02/08/2051(b)	2,402,000	2,332,734
		10,993,095
	Principal Amount	Value
Investment Banking & Brokerage-0.79%
Goldman Sachs Group, Inc. (The)
3.50%, 04/01/2025	$418,000	$461,146
0.87% (SOFR + 0.79%), 12/09/2026(f)	1,435,000	1,440,624
1.09%, 12/09/2026(d)	705,000	706,775
1.99%, 01/27/2032(d)	806,000	808,691
Morgan Stanley
2.19%, 04/28/2026(d)	314,000	329,615
2.80%, 01/25/2052(d)	488,000	489,532
National Securities Clearing Corp., 1.50%, 04/23/2025(b)	265,000	273,474
Raymond James Financial, Inc., 4.65%, 04/01/2030	201,000	244,904
		4,754,761
Life & Health Insurance-1.56%
AIA Group Ltd. (Hong Kong), 3.20%, 09/16/2040(b)	305,000	318,529
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	1,066,000	1,214,203
Athene Global Funding
1.20%, 10/13/2023(b)	875,000	885,148
2.50%, 01/14/2025(b)	1,782,000	1,873,524
1.45%, 01/08/2026(b)	537,000	537,486
Athene Holding Ltd.
6.15%, 04/03/2030	449,000	559,587
3.50%, 01/15/2031	227,000	238,364
Belrose Funding Trust, 2.33%, 08/15/2030(b)	405,000	414,251
Brighthouse Financial, Inc., 4.70%, 06/22/2047	323,000	341,338
GA Global Funding Trust, 1.63%, 01/15/2026(b)	537,000	544,527
MetLife, Inc., 9.25%, 04/08/2038(b)	350,000	530,737
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(b)	258,000	283,826
Nippon Life Insurance Co. (Japan), 2.75%, 01/21/2051(b)(d)	1,043,000	1,035,113
Pacific LifeCorp, 3.35%, 09/15/2050(b)	516,000	556,853
		9,333,486
Managed Health Care-0.23%
Children’s Hospital, Series 2020, 2.93%, 07/15/2050	276,000	278,260
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/2050	589,000	599,278
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 09/01/2041	248,000	249,895
Series 2020, 2.88%, 09/01/2050	240,000	245,388
		1,372,821
Movies & Entertainment-0.14%
Tencent Music Entertainment Group (China)
1.38%, 09/03/2025(e)	250,000	249,616
2.00%, 09/03/2030	590,000	578,411
		828,027
Multi-line Insurance-0.35%
American International Group, Inc., 3.40%, 06/30/2030	595,000	663,691
Fairfax Financial Holdings Ltd. (Canada), 4.63%, 04/29/2030	413,000	460,515
Liberty Mutual Group, Inc., 4.30%, 02/01/2061(b)	975,000	966,469
		2,090,675
Multi-Utilities-0.37%
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	341,000	381,841

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value
Multi-Utilities-(continued)
WEC Energy Group, Inc.
1.38%, 10/15/2027	$937,000	$945,515
1.80%, 10/15/2030	892,000	884,520
		2,211,876
Office REITs-0.30%
Alexandria Real Estate Equities, Inc.
3.38%, 08/15/2031	70,000	79,299
4.00%, 02/01/2050	109,000	131,566
Boston Properties L.P., 3.25%, 01/30/2031	252,000	272,921
Highwoods Realty L.P., 2.60%, 02/01/2031(e)	449,000	456,218
Office Properties Income Trust, 4.50%, 02/01/2025	811,000	865,036
		1,805,040
Oil & Gas Exploration & Production-0.91%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	646,000	669,732
Concho Resources, Inc., 2.40%, 02/15/2031(e)	324,000	336,708
Gazprom PJSC via Gaz Finance PLC (Russia), 2.95%, 01/27/2029(b)	2,875,000	2,866,912
Pioneer Natural Resources Co.
1.90%, 08/15/2030	410,000	399,378
2.15%, 01/15/2031	1,171,000	1,158,408
		5,431,138
Oil & Gas Storage & Transportation-2.04%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 02/01/2029(b)	282,000	272,189
Energy Transfer Operating L.P.
5.50%, 06/01/2027	3,000,000	3,546,319
6.00%, 06/15/2048	59,000	66,954
Series 20Y, 5.80%, 06/15/2038	59,000	66,582
Kinder Morgan, Inc.
2.00%, 02/15/2031	337,000	328,298
3.25%, 08/01/2050	492,000	463,856
MPLX L.P.
1.33% (3 mo. USD LIBOR + 1.10%), 09/09/2022(f)	379,000	379,184
1.75%, 03/01/2026	1,605,000	1,636,891
2.65%, 08/15/2030	597,000	610,760
NGPL PipeCo. LLC, 7.77%, 12/15/2037(b)	1,061,000	1,436,816
ONEOK, Inc.
5.85%, 01/15/2026	238,000	284,298
6.35%, 01/15/2031	1,050,000	1,342,520
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	210,000	222,102
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.00%, 01/15/2032(b)	624,000	619,320
Western Midstream Operating L.P., 2.33% (3 mo. USD LIBOR + 1.85%), 01/13/2023(f)	917,000	903,080
		12,179,169
Other Diversified Financial Services-1.43%
AMC East Communities LLC, 6.01%, 01/15/2053(b)	188,889	230,739
Ares Finance Co. LLC, 4.00%, 10/08/2024(b)	138,000	148,858
Avolon Holdings Funding Ltd. (Ireland)
2.13%, 02/21/2026(b)	745,000	730,553
4.25%, 04/15/2026(b)	396,000	429,247
2.75%, 02/21/2028(b)	758,000	741,302
	Principal Amount	Value
Other Diversified Financial Services-(continued)
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/2031(b)	$741,000	$732,868
2.80%, 09/30/2050(b)	343,000	338,802
Fort Knox Military Housing Privatization Project, 0.47% (1 mo. USD LIBOR + 0.34%), 02/15/2052(b)(f)	232,661	145,893
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/2050(b)	299,000	322,955
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l. (Mexico), 4.88%, 01/15/2028(b)	2,729,000	2,793,131
Mid-Atlantic Military Family Communities LLC, 5.30%, 08/01/2050(b)	226,388	252,546
Pacific Beacon LLC
5.38%, 07/15/2026(b)	77,137	86,135
5.51%, 07/15/2036(b)	500,000	605,304
Pershing Square Holdings Ltd. (Guernsey), 3.25%, 11/15/2030(b)	1,000,000	1,016,035
		8,574,368
Packaged Foods & Meats-0.35%
BRF S.A. (Brazil), 5.75%, 09/21/2050(b)	627,000	660,701
MARB BondCo PLC (Brazil), 3.95%, 01/29/2031(b)	1,450,000	1,444,563
		2,105,264
Paper Packaging-0.83%
Berry Global, Inc.
0.95%, 02/15/2024(b)	2,149,000	2,155,458
1.57%, 01/15/2026(b)	288,000	289,980
4.88%, 07/15/2026(b)	2,025,000	2,165,484
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	362,000	383,041
		4,993,963
Paper Products-0.09%
Mercer International, Inc. (Germany), 5.13%, 02/01/2029(b)	503,000	511,642
Pharmaceuticals-0.80%
AdaptHealth LLC, 4.63%, 08/01/2029(b)	817,000	837,425
Bristol-Myers Squibb Co.
0.75%, 11/13/2025	1,494,000	1,498,163
1.45%, 11/13/2030	1,400,000	1,374,552
2.35%, 11/13/2040	476,000	470,863
Royalty Pharma PLC
1.20%, 09/02/2025(b)	190,000	191,601
1.75%, 09/02/2027(b)	174,000	177,575
2.20%, 09/02/2030(b)	211,000	213,116
		4,763,295
Property & Casualty Insurance-0.30%
Arch Capital Group Ltd., 3.64%, 06/30/2050	262,000	292,223
Fidelity National Financial, Inc.
3.40%, 06/15/2030	316,000	345,321
2.45%, 03/15/2031	538,000	545,111
First American Financial Corp., 4.30%, 02/01/2023	277,000	294,866
W.R. Berkley Corp., 4.00%, 05/12/2050	278,000	332,717
		1,810,238
Railroads-0.08%
Empresa de los Ferrocarriles del Estado (Chile), 3.07%, 08/18/2050(b)	235,000	216,764
Norfolk Southern Corp., 2.55%, 11/01/2029	238,000	254,681
		471,445

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value
Regional Banks-0.62%
Citizens Financial Group, Inc.
2.50%, 02/06/2030	$370,000	$390,056
3.25%, 04/30/2030	198,000	220,464
Fifth Third Bancorp
2.38%, 01/28/2025	438,000	464,121
2.55%, 05/05/2027	268,000	290,483
KeyCorp, 2.25%, 04/06/2027	537,000	572,432
SVB Financial Group
1.80%, 02/02/2031	1,028,000	1,015,652
4.10%(d)(g)	767,000	781,343
		3,734,551
Reinsurance-0.20%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	542,000	556,847
Global Atlantic Fin Co., 4.40%, 10/15/2029(b)	578,000	635,810
		1,192,657
Renewable Electricity-0.06%
Northern States Power Co., 2.60%, 06/01/2051	356,000	359,958
Residential REITs-0.35%
Camden Property Trust, 2.80%, 05/15/2030	176,000	191,376
Essex Portfolio L.P.
1.65%, 01/15/2031	234,000	228,060
2.65%, 09/01/2050	416,000	380,944
Mid-America Apartments L.P., 1.70%, 02/15/2031	174,000	171,403
Spirit Realty L.P.
4.00%, 07/15/2029	63,000	70,362
3.40%, 01/15/2030	283,000	306,489
VEREIT Operating Partnership L.P.
2.20%, 06/15/2028	377,000	385,821
2.85%, 12/15/2032	337,000	347,052
		2,081,507
Restaurants-0.15%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	882,000	879,795
Retail REITs-0.29%
Kimco Realty Corp.
1.90%, 03/01/2028	585,000	597,856
2.70%, 10/01/2030	304,000	320,473
Realty Income Corp., 3.25%, 01/15/2031	388,000	432,235
Retail Properties of America, Inc., 4.75%, 09/15/2030	336,000	368,791
		1,719,355
Semiconductor Equipment-0.04%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands), 3.40%, 05/01/2030(b)	205,000	229,019
Semiconductors-0.77%
Analog Devices, Inc., 2.95%, 04/01/2025	168,000	182,373
Broadcom, Inc.
4.70%, 04/15/2025	1,035,000	1,178,875
5.00%, 04/15/2030	609,000	725,985
2.45%, 02/15/2031(b)	1,096,000	1,091,303
4.30%, 11/15/2032	549,000	634,683
3.75%, 02/15/2051(b)	454,000	464,935
Micron Technology, Inc.
4.98%, 02/06/2026	50,000	58,596
4.19%, 02/15/2027	234,000	272,004
		4,608,754
Soft Drinks-0.29%
Fomento Economico Mexicano, S.A.B. de C.V. (Mexico), 3.50%, 01/16/2050	1,618,000	1,745,515
	Principal Amount	Value
Sovereign Debt-3.00%
Chile Government International Bond (Chile), 3.10%, 01/22/2061	$655,000	$664,504
China Government International Bond (China), 2.25%, 10/21/2050(b)	1,313,000	1,262,010
Colombia Government International Bond (Colombia), 3.88%, 02/15/2061	2,090,000	2,071,190
Dominican Republic International Bond (Dominican Republic), 5.30%, 01/21/2041(b)	560,000	580,300
Egypt Government International Bond (Egypt), 5.25%, 10/06/2025(b)	1,415,000	1,512,228
Morocco Government International Bond (Morocco)
2.38%, 12/15/2027(b)	585,000	588,656
3.00%, 12/15/2032(b)	475,000	479,080
4.00%, 12/15/2050(b)	365,000	372,870
Oman Government International Bond (Oman)
4.88%, 02/01/2025(b)	245,000	256,729
6.25%, 01/25/2031(b)	795,000	844,124
7.00%, 01/25/2051(b)	295,000	298,960
Paraguay Government International Bond (Paraguay), 5.40%, 03/30/2050(b)	1,200,000	1,497,000
Peruvian Government International Bond (Peru)
1.86%, 12/01/2032(e)	430,000	425,861
2.78%, 12/01/2060	425,000	411,825
Qatar Government International Bond (Qatar), 3.38%, 03/14/2024(b)	200,000	216,584
Turkey Government International Bond (Turkey)
5.60%, 11/14/2024	2,500,000	2,635,625
4.75%, 01/26/2026	1,065,000	1,082,732
5.95%, 01/15/2031	1,891,000	1,945,792
5.88%, 06/26/2031	805,000	821,285
		17,967,355
Specialized Finance-0.17%
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan), 3.64%, 04/13/2025(b)(e)	894,000	985,751
Park Aerospace Holdings Ltd. (Ireland), 5.25%, 08/15/2022(b)	7,000	7,344
		993,095
Specialized REITs-0.91%
Agree L.P., 2.90%, 10/01/2030	153,000	161,824
American Tower Corp., 3.10%, 06/15/2050	585,000	578,169
Crown Castle International Corp., 3.25%, 01/15/2051	677,000	688,654
Iron Mountain, Inc.
5.25%, 07/15/2030(b)	357,000	379,759
4.50%, 02/15/2031(b)	364,000	372,645
Life Storage L.P., 2.20%, 10/15/2030	181,000	182,347
SBA Communications Corp.
3.88%, 02/15/2027	1,407,000	1,471,047
3.13%, 02/01/2029(b)	1,421,000	1,423,664
Simon Property Group L.P., 3.50%, 09/01/2025	144,000	158,912
		5,417,021
Specialty Chemicals-0.08%
Braskem Idesa SAPI (Mexico), 7.45%, 11/15/2029(b)	515,000	501,502
Steel-0.27%
POSCO (South Korea), 2.38%, 01/17/2023(b)	1,581,000	1,630,683
Systems Software-0.56%
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	1,665,000	1,687,894

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value
Systems Software-(continued)
Leidos, Inc., 2.30%, 02/15/2031(b)	$787,000	$792,139
Oracle Corp., 3.60%, 04/01/2050	773,000	858,394
		3,338,427
Technology Hardware, Storage & Peripherals-0.31%
Apple, Inc., 2.65%, 05/11/2050	528,000	531,634
Dell International LLC/EMC Corp.
5.85%, 07/15/2025(b)	155,000	184,112
4.90%, 10/01/2026(b)	60,000	70,066
Lenovo Group Ltd. (China), 3.42%, 11/02/2030(b)	480,000	511,892
Seagate HDD Cayman
3.13%, 07/15/2029(b)	398,000	386,329
3.38%, 07/15/2031(b)	150,000	146,437
		1,830,470
Tobacco-0.33%
BAT Capital Corp. (United Kingdom), 2.26%, 03/25/2028	458,000	467,664
Philip Morris International, Inc., 0.88%, 05/01/2026	1,510,000	1,503,734
		1,971,398
Trading Companies & Distributors-0.55%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
4.50%, 09/15/2023	442,000	478,705
1.75%, 01/30/2026	2,395,000	2,360,443
Aircastle Ltd., 4.40%, 09/25/2023	424,000	454,874
		3,294,022
Trucking-0.49%
Aviation Capital Group LLC
0.88% (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(f)	69,000	68,895
4.13%, 08/01/2025(b)	83,000	90,078
DAE Funding LLC (United Arab Emirates)
2.63%, 03/20/2025(b)	620,000	637,438
3.38%, 03/20/2028(b)	1,175,000	1,210,250
Penske Truck Leasing Co. L.P./PTL Finance Corp., 1.20%, 11/15/2025(b)	732,000	736,252
SMBC Aviation Capital Finance DAC (Ireland), 4.13%, 07/15/2023(b)	204,000	218,340
		2,961,253
Wireless Telecommunication Services-0.32%
Colombia Telecomunicaciones S.A. ESP (Colombia), 4.95%, 07/17/2030(b)	365,000	393,744
VEON Holdings B.V. (Netherlands), 3.38%, 11/25/2027(b)	1,510,000	1,550,015
		1,943,759
Total U.S. Dollar Denominated Bonds & Notes (Cost $293,632,456)		301,994,878
U.S. Treasury Securities-25.23%
U.S. Treasury Bills-0.67%
0.07%–0.12%, 02/04/2021(h)(i)	4,025,000	4,024,988
U.S. Treasury Bonds-5.32%
1.38%, 11/15/2040	3,728,600	3,545,083
1.38%, 08/15/2050(e)	31,765,300	28,283,525
		31,828,608
U.S. Treasury Notes-19.24%
0.13%, 12/31/2022	162,800	162,825
0.13%, 01/15/2024	230,100	229,714
0.38%, 12/31/2025(e)	43,449,500	43,330,693
	Principal Amount	Value
U.S. Treasury Notes-(continued)
0.63%, 12/31/2027(e)	$25,152,000	$24,916,200
0.88%, 11/15/2030(e)	47,420,600	46,468,483
		115,107,915
Total U.S. Treasury Securities (Cost $152,445,890)		150,961,511

Asset-Backed Securities-13.75%
Anchorage Credit Funding 4 Ltd. (Cayman Islands), Series 2016-4A, Class A, 3.50%, 02/15/2035(b)	500,000	502,456
Angel Oak Mortgage Trust
Series 2019-3, Class A1, 2.93%, 05/25/2059(b)(j)	1,347,983	1,362,024
Series 2020-1, Class A1, 2.47%, 12/25/2059(b)(j)	333,598	338,205
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(j)	921,509	933,519
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(j)	1,212,834	1,224,338
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2017-2A, Class AR, 1.47% (3 mo. USD LIBOR + 1.25%), 07/25/2030(b)(f)	2,998,668	3,000,448
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 0.27% (1 mo. USD LIBOR + 0.14%), 11/25/2036(f)	254,713	248,086
Benchmark Mortgage Trust
Series 2019-B14, Class A5, 3.05%, 12/15/2062	2,000,000	2,232,436
Series 2019-B14, Class C, 3.78%, 12/15/2062(j)	930,000	1,003,819
Series 2019-B15, Class B, 3.56%, 12/15/2072	2,000,000	2,228,574
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(j)	263,492	272,756
CIFC Funding Ltd. (Cayman Islands), Series 2014-5A, Class A1R2, 1.42% (3 mo. USD LIBOR + 1.20%), 10/17/2031(b)(f)	1,281,000	1,281,755
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class B, 4.18%, 07/10/2047(j)	184,000	199,921
Citigroup Mortgage Loan Trust, Inc., Series 2019-IMC1, Class A1, 2.72%, 07/25/2049(b)(j)	183,853	187,878
COLT Mortgage Loan Trust
Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(j)	2,603,403	2,640,788
Series 2020-1R, Class A1, 1.26%, 09/25/2065(b)(j)	433,925	436,990
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(j)	443,194	449,627
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(b)(c)	779,296	785,571
Credit Suisse Mortgage Trust, Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(c)	1,465,000	1,467,408
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	1,459,000	1,562,530
Deephaven Residential Mortgage Trust, Series 2019-4A, Class A1, 2.79%, 10/25/2059(b)(j)	1,706,490	1,741,731

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value

Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A2I, 1.47% (3 mo. USD LIBOR + 1.25%), 07/25/2047(b)(f)	$582,000	$585,215
Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	1,980,000	2,117,673
DT Auto Owner Trust
Series 2019-3A, Class C, 2.74%, 04/15/2025(b)	150,000	152,936
Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	214,000	221,625
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(j)	732,220	753,576
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(j)	202,686	206,801
FREMF Mortgage Trust, Series 2013-K29, Class X2A, IO, 0.13%, 05/25/2046(b)(k)	27,332,152	53,566
Galton Funding Mortgage Trust, Series 2019-H1, Class A1, 2.66%, 10/25/2059(b)(j)	598,918	612,403
GCAT Trust
Series 2019-NQM2, Class A1, 2.86%, 09/25/2059(b)(c)	644,754	657,296
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(j)	1,024,670	1,057,674
GoldenTree Loan Management US CLO 1 Ltd. (Cayman Islands), Series 2021-9A, Class A, 1.00% (3 mo. USD LIBOR + 1.07%), 01/20/2033(b)(f)	4,000,000	4,002,432
GoldenTree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class A, 1.37% (3 mo. USD LIBOR + 1.15%), 11/28/2030(b)(f)	2,000,000	2,001,500
Golub Capital Partners CLO 16 Ltd. (Cayman Islands), Series 2013-16A, Class A2R, 2.07% (3 mo. USD LIBOR + 1.85%), 07/25/2029(b)(f)	300,000	300,784
Golub Capital Partners CLO 41(B) Ltd. (Cayman Islands), Series 2019-41A, Class A, 1.59% (3 mo. USD LIBOR + 1.37%), 04/20/2029(b)(f)	427,000	427,280
GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class C, 1.73% (1 mo. USD LIBOR + 1.60%), 07/15/2032(b)(f)	500,000	498,130
GS Mortgage Securities Trust
Series 2013-GC14, Class B, 4.74%, 08/10/2046(b)(j)	325,000	352,103
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	1,560,000	1,723,414
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	1,530,000	1,624,080
Hertz Vehicle Financing II L.P., Series 2019-2A, Class A, 3.42%, 05/25/2025(b)	62,702	63,004
JPMBB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5, 2.18%, 05/13/2053	3,000,000	3,154,589
MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.56%, 10/09/2042(b)	1,500,000	1,534,232
Morgan Stanley BAML Trust, Series 2015-C25, Class B, 4.53%, 10/15/2048(j)	1,032,000	1,166,164
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/2052	1,580,000	1,768,367
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2021-40A, Class A, 1.00% (3 mo. USD LIBOR + 1.06%), 04/15/2033(b)(f)	1,023,000	1,023,511
	Principal Amount	Value

New Residential Mortgage Loan Trust
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(j)	$656,855	$671,348
Series 2020-NQM1, Series A1, 2.46%, 01/26/2060(b)(j)	1,797,413	1,838,938
OCP CLO Ltd. (Cayman Islands)
Series 2017-13A, Class A1A, 1.50% (3 mo. USD LIBOR + 1.26%), 07/15/2030(b)(f)	3,000,000	3,002,459
Series 2020-8RA, Class A1, 1.44% (3 mo. USD LIBOR + 1.22%), 01/17/2032(b)(f)	1,730,000	1,731,535
Octagon Investment Partners 31 Ltd. (Cayman Islands), Series 2017-1A, Class AR, 1.27% (3 mo. USD LIBOR + 1.05%), 07/20/2030(b)(f)	4,000,000	3,999,999
Octagon Investment Partners 49 Ltd. (Cayman Islands), Series 2020-5A, Class A1, 1.44% (3 mo. USD LIBOR + 1.22%), 01/15/2033(b)(f)	3,000,000	3,002,661
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	457,000	487,584
PPM CLO 3 Ltd. (Cayman Islands), Series 2019-3A, Class A, 1.62% (3 mo. USD LIBOR + 1.40%), 07/17/2030(b)(f)	250,000	250,494
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	870,000	891,478
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 1.26% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(f)	672,370	671,382
Residential Mortgage Loan Trust
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(j)	112,657	115,057
Series 2020-1, Class A1, 2.38%, 02/25/2024(b)(j)	245,382	250,137
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	1,613,077	1,721,878
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(j)	317,422	324,716
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(j)	2,199,852	2,208,474
Store Master Funding I-VII, Series 2016-1A, Class A2, 4.32%, 10/20/2046(b)	465,087	482,387
Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 05/25/2046(b)	144,750	156,414
Taconic Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A1R, 1.22% (3 mo. USD LIBOR + 1.00%), 01/20/2029(b)(f)	958,000	954,930
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	1,145,000	1,151,254
Verus Securitization Trust
Series 2020-INV1, Class A1, 1.98%, 03/25/2060(b)(j)	248,034	252,480
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(j)	3,500,000	3,509,887
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	761,163	766,013
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class XA, IO, 1.44%, 01/15/2059(k)	1,549,393	88,234
Wendy’s Funding LLC
Series 2015-1A, Class A23, 4.50%, 06/15/2045(b)	2,179,250	2,219,173
Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)	482,500	519,075

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value

WFRBS Commercial Mortgage Trust, Series 2014-C23, Class B, 4.38%, 10/15/2057(j)	$307,000	$335,950
Woodmont Trust, Series 2017-2A, Class A, 2.02% (3 mo. USD LIBOR + 1.80%), 07/18/2028(b)(f)	500,000	498,779
Total Asset-Backed Securities (Cost $80,698,868)		82,261,931
U.S. Government Sponsored Agency Mortgage-Backed Securities-12.56%
Collateralized Mortgage Obligations-1.40%
Fannie Mae Multifamily Connecticut Avenue Securities, Series 2019-01, Class M7, 1.83% (1 mo. USD LIBOR + 1.70%), 10/15/2049(b)(f)(l)	1,787,669	1,785,705
Freddie Mac Military Housing Bonds Resecuritization Trust Ctfs., Series 2015-R1, Class B1, 4.67%, 11/25/2055(b)(j)	942,608	1,111,171
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series 2013-K026, Class X1, IO, 0.96%, 11/25/2022(m)	4,907,652	65,360
Series 2013-K035, Class X1, IO, 0.35%, 08/25/2023(m)	7,877,323	63,367
Series 2014-K036, Class X1, IO, 0.89%, 10/25/2023(m)	5,766,378	100,970
Series 2014-K037, Class X1, IO, 0.95%, 01/25/2024(m)	6,132,812	144,890
Series 2015-K042, Class X1, IO, 1.04%, 12/25/2024(m)	4,281,981	151,510
Series 2017-K066, Class AM, 3.20%, 06/25/2027	250,000	284,728
Series 2017-KGX1, Class AFX, 3.00%, 10/25/2027	1,000,000	1,108,736
Series 2018-K074, Class AM, 3.60%, 02/25/2028	1,000,000	1,166,279
Series 2018-K154, Class A3, 3.46%, 11/25/2032	1,000,000	1,190,991
Series K038, Class X1, IO, 1.11%, 03/25/2024(m)	4,035,337	119,958
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class HT, 3.25%, 07/25/2056(c)	363,583	396,158
Series 2017-4, Class HT, 3.25%, 06/25/2057(c)	633,286	687,240
		8,377,063
Federal Home Loan Mortgage Corp. (FHLMC)-1.09%
0.00%, 12/14/2029(n)	150,000	132,751
3.55%, 10/01/2033	480,810	546,644
3.00%, 10/01/2034	619,229	653,798
4.00%, 11/01/2048 to 07/01/2049	646,419	694,053
3.50%, 08/01/2049	4,194,130	4,518,573
		6,545,819
Federal National Mortgage Association (FNMA)-7.59%
2.86%, 09/01/2029	500,000	557,285
2.99%, 09/01/2029	500,000	558,960
2.82%, 10/01/2029	500,000	555,857
3.05%, 10/01/2029	500,000	553,845
2.90%, 11/01/2029	500,000	555,457
3.08%, 10/01/2032	750,000	858,060
3.24%, 11/01/2032	473,261	531,823
3.31%, 01/01/2033	1,000,000	1,166,719
2.50%, 10/01/2034 to 12/01/2034	3,808,117	4,054,892
3.50%, 05/01/2047 to 06/01/2047	3,168,759	3,439,400
4.00%, 11/01/2047	220,722	238,310
	Principal Amount	Value
Federal National Mortgage Association (FNMA)-(continued)
3.00%, 09/01/2049 to 10/01/2049	$5,339,163	$5,755,690
TBA, 2.00%, 03/01/2051(o)	25,804,850	26,576,980
		45,403,278
Government National Mortgage Association (GNMA)-0.18%
4.00%, 07/20/2049	152,564	163,536
TBA, 2.00%, 02/01/2051(o)	865,000	897,573
		1,061,109
Uniform Mortgage-Backed Securities-2.30%
TBA, 2.00%, 02/01/2036(o)	4,687,000	4,895,169
TBA, 2.50%, 02/01/2051(o)	8,400,000	8,847,562
		13,742,731
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $72,811,376)		75,130,000
	Shares
Preferred Stocks-1.06%
Asset Management & Custody Banks-0.09%
Bank of New York Mellon Corp. (The), Series G, Pfd., 4.70%(d)	490,000	537,780
Diversified Banks-0.60%
Citigroup, Inc.
Series U, Pfd., 5.00%(d)	1,414,000	1,469,676
Series W, Pfd., 4.00%(d)	817,000	830,276
JPMorgan Chase & Co., Series I, Pfd., 3.68% (3 mo. USD LIBOR + 3.47%)(f)	903,000	900,037
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	266	384,104
		3,584,093
Integrated Telecommunication Services-0.10%
AT&T, Inc., Series B, Pfd., 2.88%(d)	500,000	607,825
Investment Banking & Brokerage-0.13%
Charles Schwab Corp. (The), Series H, Pfd., 4.00%(d)	776,000	803,160
Life & Health Insurance-0.08%
MetLife, Inc., Series G, Pfd., 3.85%(d)	479,000	495,765
Other Diversified Financial Services-0.06%
Equitable Holdings, Inc., Series B, Pfd., 4.95%(d)	318,000	340,658
Total Preferred Stocks (Cost $6,105,874)		6,369,281
	Principal Amount
Municipal Obligations-0.59%
Illinois (State of), Series 2010-1, GO Bonds, (INS -AGM), 6.63%, 02/01/2035(p)	$200,000	256,018
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB, 6.57%, 07/01/2045	255,000	431,065
Maryland (State of) Health & Higher Educational Facilities Authority (University of MD Medical System), Series 2020 D, Ref. RB, 3.05%, 07/01/2040	215,000	224,712
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB, 2.78%, 01/01/2040	2,000,000	2,025,180
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	580,000	579,060
Total Municipal Obligations (Cost $3,391,691)		3,516,035

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value

U.S. Government Sponsored Agency Securities-0.52%
Fannie Mae STRIPS
0.00%, 05/15/2029(n)	$450,000	$405,640
0.00%, 01/15/2030(n)	1,300,000	1,149,074
0.00%, 05/15/2030(n)	850,000	747,707
Freddie Mac STRIPS, 0.00%, 09/15/2030(n)	350,000	301,744
Tennessee Valley Authority
5.38%, 04/01/2056	100,000	166,776
4.25%, 09/15/2065	250,000	362,220
Total U.S. Government Sponsored Agency Securities (Cost $2,463,632)		3,133,161

Agency Credit Risk Transfer Notes-0.37%
Fannie Mae Connecticut Avenue Securities
Series 2018-C05, Class 1M2, 2.48% (1 mo. USD LIBOR + 2.35%), 01/25/2031(f)(l)	107,582	108,642
Series 2019-R03, Class 1M2, 2.28% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(f)(l)	148,766	149,663
Series 2019-R06, Class 2M2, 2.23% (1 mo. USD LIBOR + 2.10%), 09/25/2039(b)(f)(l)	201,542	202,793
Freddie Mac
Series 2016-DNA4, Class M3, STACR®, 3.93% (1 mo. USD LIBOR + 3.80%), 03/25/2029(f)(q)	237,770	248,012
Series 2016-HQA4, Class M3, STACR®, 4.03% (1 mo. USD LIBOR + 3.90%), 04/25/2029(f)(q)	247,477	257,525
Series 2020-DNA5, Class M1, STACR®, 1.38% (SOFR + 1.30%), 10/25/2050(b)(f)(q)	295,999	297,167
Series 2020-DNA5, Class M2, STACR®, 2.88% (SOFR + 2.80%), 10/25/2050(b)(f)(q)	942,000	958,424
Total Agency Credit Risk Transfer Notes (Cost $2,211,829)		2,222,226
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes-0.09%(r)
Movies & Entertainment-0.03%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	100,000	$148,936
Sovereign Debt-0.06%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2030(b)	EUR	309,000	357,760
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $454,258)			506,696
	Shares
Options Purchased-0.17%
(Cost $1,437,692)†			990,777
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-104.81% (Cost $615,653,566)			627,086,496
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.78%
Invesco Private Government Fund, 0.01%(s)(t)(u)		35,377,247	35,377,247
Invesco Private Prime Fund, 0.11%(s)(t)(u)		53,044,653	53,065,871
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $88,443,118)			88,443,118
TOTAL INVESTMENTS IN SECURITIES-119.59% (Cost $704,096,684)			715,529,614
OTHER ASSETS LESS LIABILITIES-(19.59)%			(117,203,595)
NET ASSETS-100.00%			$598,326,019

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2021
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
CLO	-Collateralized Loan Obligation
Conv.	-Convertible
Ctfs.	-Certificates
EUR	-Euro
GO	-General Obligation
INS	-Insurer
IO	-Interest Only
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
RB	-Revenue Bonds
Ref.	-Refunding
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
STRIPS	-Separately Traded Registered Interest and Principal Security
TBA	-To Be Announced
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $206,199,978, which represented 34.46% of the Fund’s Net Assets.
(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	All or a portion of this security was out on loan at January 31, 2021.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2021.
(g)	Perpetual bond with no specified maturity date.
(h)	$2,985,000 was pledged as collateral to cover margin requirements for open futures contracts.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2021.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2021.
(l)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(m)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(n)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(o)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(p)	Principal and/or interest payments are secured by the bond insurance company listed.
(q)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(r)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(s)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,969,602	$202,923,099	$(175,515,454)	$-	$-	$35,377,247	$793*
Invesco Private Prime Fund	11,954,402	276,127,683	(235,016,276)	-	62	53,065,871	6,370*
Total	$19,924,004	$479,050,782	$(410,531,730)	$-	$62	$88,443,118	$7,163

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2021
(Unaudited)
(t)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(u)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
†	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*		Value
Equity Risk
S&P 500 Index Option	Call	03/18/2022	15	$3,850	$5,775,000	$421,200
Energy Select Sector SPDR Fund	Call	12/31/2021	1,921	45	8,644,500	569,577
Total Index Options Purchased						$990,777

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value*		Value		Unrealized Appreciation
Equity Risk
Energy Select Sector SPDR Fund	Call	12/31/2021	1,921	$ 55	$ (402,566)		$10,565,500	$(218,994)		$ 183,572

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Long Bonds	49	March-2021	$8,267,219	$(307,888)	$(307,888)
U.S. Treasury 2 Year Notes	617	March-2021	136,342,539	58,214	58,214
Subtotal—Long Futures Contracts				(249,674)	(249,674)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	57	March-2021	(7,174,875)	(1,896)	(1,896)
U.S. Treasury 10 Year Notes	166	March-2021	(22,747,188)	132,460	132,460
U.S. Treasury 10 Year Ultra Bonds	561	March-2021	(86,297,578)	1,468,674	1,468,674
U.S. Treasury Ultra Bonds	164	March-2021	(33,573,875)	1,559,181	1,559,181
Subtotal—Short Futures Contracts				3,158,419	3,158,419
Total Futures Contracts				$2,908,745	$2,908,745

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to					Unrealized Appreciation (Depreciation)
		Deliver			Receive
Currency Risk
2/17/2021	Citigroup Global Markets	EUR	1,235,000	USD	1,462,927	$(37,995)

Abbreviations:
EUR	-Euro
USD	-U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Ultra Short Duration ETF (GSY)
January 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-48.42%
Aerospace & Defense-0.51%
Raytheon Technologies Corp., 2.50%, 12/15/2022	$15,000,000	$15,534,297
Agricultural & Farm Machinery-0.83%
B.A.T. Capital Corp. (United Kingdom), 2.76%, 08/15/2022(b)	12,685,000	13,102,142
John Deere Capital Corp.
1.20%, 04/06/2023	2,687,000	2,738,005
Series B, 0.63% (3 mo. USD LIBOR + 0.40%), 06/07/2021(c)	9,639,000	9,652,323
		25,492,470
Apparel, Accessories & Luxury Goods-0.12%
Ralph Lauren Corp., 1.70%, 06/15/2022	3,519,000	3,579,727
Application Software-0.16%
Intuit, Inc., 0.65%, 07/15/2023	5,000,000	5,045,437
Automobile Manufacturers-5.08%
American Honda Finance Corp., Series 2019-B, Class A2B, 0.57% (3 mo. USD LIBOR + 0.35%), 06/11/2021(c)	5,625,000	5,632,371
BMW US Capital LLC (Germany), 3.80%, 04/06/2023(d)	10,000,000	10,715,706
Daimler Finance North America LLC (Germany)
3.40%, 02/22/2022(d)	22,290,000	23,011,614
2.55%, 08/15/2022(d)	500,000	516,186
3.35%, 02/22/2023(d)	21,462,000	22,654,628
Hyundai Capital America
1.17% (3 mo. USD LIBOR + 0.94%), 07/08/2021(c)(d)	10,000,000	10,014,559
1.25%, 09/18/2023(d)	12,730,000	12,853,367
Toyota Motor Credit Corp.
2.60%, 01/11/2022	6,000,000	6,128,323
0.62% (3 mo. USD LIBOR + 0.40%), 05/17/2022(c)	12,260,000	12,310,815
0.45%, 07/22/2022	6,800,000	6,822,170
0.50%, 08/14/2023	17,606,000	17,673,969
Volkswagen Group of America Finance LLC (Germany)
2.50%, 09/24/2021(d)	15,455,000	15,672,281
2.70%, 09/26/2022(d)	6,385,000	6,612,833
3.13%, 05/12/2023(d)	5,091,000	5,376,818
		155,995,640
Biotechnology-2.27%
AbbVie, Inc.
0.69% (3 mo. USD LIBOR + 0.46%), 11/19/2021(c)	25,000,000	25,076,161
5.00%, 12/15/2021	15,850,000	16,311,352
2.30%, 11/21/2022	8,000,000	8,268,628
Amgen, Inc., 2.65%, 05/11/2022	9,600,000	9,874,442
Gilead Sciences, Inc., 0.75%, 09/29/2023	10,000,000	10,021,528
		69,552,111
Cable & Satellite-0.65%
Comcast Corp., 0.68% (3 mo. USD LIBOR + 0.44%), 10/01/2021(c)	20,000,000	20,053,688
	Principal Amount	Value
Construction Machinery & Heavy Trucks-0.16%
Caterpillar Financial Services Corp., 0.46% (3 mo. USD LIBOR + 0.22%), 01/06/2022(c)	$4,938,000	$4,947,454
Consumer Finance-1.42%
Ally Financial, Inc., 1.45%, 10/02/2023	5,309,000	5,397,159
American Express Co.
0.75% (3 mo. USD LIBOR + 0.53%), 05/17/2021(c)	5,000,000	5,005,346
0.83% (3 mo. USD LIBOR + 0.60%), 11/05/2021(c)	17,000,000	17,063,077
Capital One Financial Corp.
1.18% (3 mo. USD LIBOR + 0.95%), 03/09/2022(c)	10,000,000	10,072,193
2.60%, 05/11/2023	5,823,000	6,084,304
		43,622,079
Data Processing & Outsourced Services-0.66%
PayPal Holdings, Inc.
2.20%, 09/26/2022	10,105,000	10,411,217
1.35%, 06/01/2023	9,688,000	9,884,993
		20,296,210
Department Stores-0.19%
7-Eleven, Inc., 0.63%, 02/10/2023(d)	5,882,000	5,890,336
Diversified Banks-9.23%
ABN AMRO Bank N.V. (Netherlands), 0.80% (3 mo. USD LIBOR + 0.57%), 08/27/2021(c)(d)	4,834,000	4,850,724
Australia & New Zealand Banking Group Ltd. (Australia), 0.68% (3 mo. USD LIBOR + 0.46%), 05/17/2021(c)(d)	4,737,000	4,743,635
Bank of America Corp.
0.90% (3 mo. USD LIBOR + 0.65%), 06/25/2022(c)	12,000,000	12,028,327
3.30%, 01/11/2023	6,000,000	6,346,664
Banque Federative du Credit Mutuel S.A. (France), 0.65%, 02/27/2024(d)	7,955,000	7,957,810
BPCE S.A. (France)
1.43% (3 mo. USD LIBOR + 1.22%), 05/22/2022(c)(d)	12,000,000	12,158,079
5.15%, 07/21/2024(d)	5,040,000	5,720,219
Canadian Imperial Bank of Commerce (Canada)
0.95%, 06/23/2023	17,045,000	17,276,466
0.50%, 12/14/2023(b)	8,571,000	8,595,322
Citizens Bank N.A., 3.25%, 02/14/2022	6,431,000	6,611,530
Credit Agricole Corporate & Investment Bank S.A. (France), 0.60% (3 mo. USD LIBOR + 0.40%), 05/03/2021(c)(d)	10,000,000	10,009,950
Danske Bank A/S (Denmark), 2.70%, 03/02/2022(d)	9,000,000	9,216,249
Lloyds Bank PLC (United Kingdom), 0.70% (3 mo. USD LIBOR + 0.49%), 05/07/2021(c)	6,521,000	6,528,809
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.11% (3 mo. USD LIBOR + 1.88%), 03/01/2021(c)	$3,342,000	$3,346,827
0.87% (3 mo. USD LIBOR + 0.65%), 07/26/2021(c)	15,667,000	15,714,211
1.28% (3 mo. USD LIBOR + 1.06%), 09/13/2021(b)(c)	5,000,000	5,032,475
Mizuho Financial Group, Inc. (Japan)
1.36% (3 mo. USD LIBOR + 1.14%), 09/13/2021(c)	6,850,000	6,897,943
2.60%, 09/11/2022	6,500,000	6,739,662
MUFG Union Bank N.A., 3.15%, 04/01/2022	7,500,000	7,733,654
National Australia Bank Ltd. (Australia), 0.93% (3 mo. USD LIBOR + 0.71%), 11/04/2021(c)(d)	12,000,000	12,066,032
National Bank of Canada (Canada), 0.90%, 08/15/2023(b)(e)	5,000,000	5,038,528
NatWest Markets PLC (United Kingdom), 3.63%, 09/29/2022(d)	17,600,000	18,522,259
Nordea Bank Abp (Finland), 1.00%, 06/09/2023(d)	7,407,000	7,530,057
Royal Bank of Canada (Canada), 0.60% (3 mo. USD LIBOR + 0.39%), 04/30/2021(c)	10,000,000	10,009,203
Standard Chartered PLC (United Kingdom), 1.32%, 10/14/2023(d)(e)	3,787,000	3,831,725
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.91% (3 mo. USD LIBOR + 1.68%), 03/09/2021(c)	1,000,000	1,001,669
1.36% (3 mo. USD LIBOR + 1.14%), 10/19/2021(c)	10,050,000	10,128,119
0.51%, 01/12/2024	1,364,000	1,367,321
Sumitomo Mitsui Trust Bank Ltd. (Japan), 0.80%, 09/12/2023(d)	11,102,000	11,209,992
Toronto-Dominion Bank (The) (Canada), 0.57% (3 mo. USD LIBOR + 0.35%), 07/22/2022(c)	10,000,000	10,021,714
Truist Bank, 0.81% (3 mo. USD LIBOR + 0.59%), 05/17/2022(c)	10,833,000	10,897,354
U.S. Bank N.A., 0.60% (3 mo. USD LIBOR + 0.38%), 11/16/2021(c)	9,091,000	9,113,947
United Overseas Bank Ltd. (Singapore), 0.70% (3 mo. USD LIBOR + 0.48%), 04/23/2021(c)(d)	2,500,000	2,501,626
Wells Fargo Bank N.A., 2.90%, 05/27/2022(e)	12,500,000	12,604,454
		283,352,556
	Principal Amount	Value
Diversified Capital Markets-1.68%
Credit Suisse AG (Switzerland)
0.52% (SOFR + 0.45%), 02/04/2022(c)	$15,000,000	$15,048,046
1.00%, 05/05/2023	13,636,000	13,825,973
0.50%, 02/02/2024	14,000,000	14,005,602
UBS Group AG (Switzerland), 2.01% (3 mo. USD LIBOR + 1.78%), 04/14/2021(c)(d)	8,550,000	8,581,056
		51,460,677
Diversified REITs-0.43%
Digital Realty Trust L.P., 2.75%, 02/01/2023	12,600,000	13,204,565
Electric Utilities-1.78%
American Electric Power Co., Inc., Series M, 0.75%, 11/01/2023	3,797,000	3,806,210
Duke Energy Corp., 0.72% (3 mo. USD LIBOR + 0.50%), 05/14/2021(c)(d)	17,300,000	17,322,003
Duke Energy Progress LLC, Series A, 0.40% (3 mo. USD LIBOR + 0.18%), 02/18/2022(c)	9,756,000	9,756,904
NextEra Energy Capital Holdings, Inc., 0.70% (3 mo. USD LIBOR + 0.48%), 05/04/2021(c)	8,000,000	8,009,099
Southern California Edison Co., Series D, 0.50% (3 mo. USD LIBOR + 0.27%), 12/03/2021(c)	11,245,000	11,255,055
Xcel Energy, Inc., 0.50%, 10/15/2023	4,372,000	4,381,988
		54,531,259
Fertilizers & Agricultural Chemicals-0.18%
Nutrien Ltd. (Canada), 1.90%, 05/13/2023	5,300,000	5,468,899
Financial Exchanges & Data-0.16%
Intercontinental Exchange, Inc., 0.70%, 06/15/2023	4,938,000	4,978,627
Health Care Equipment-0.03%
Zimmer Biomet Holdings, Inc., 0.99% (3 mo. USD LIBOR + 0.75%), 03/19/2021(c)	990,000	990,144
Health Care Services-0.29%
CVS Health Corp.
0.95% (3 mo. USD LIBOR + 0.72%), 03/09/2021(c)	3,250,000	3,252,429
2.13%, 06/01/2021	5,483,000	5,508,431
		8,760,860
Hotels, Resorts & Cruise Lines-0.44%
Marriott International, Inc.
0.88% (3 mo. USD LIBOR + 0.65%), 03/08/2021(c)	1,986,000	1,986,545
Series N, 3.13%, 10/15/2021	11,412,000	11,570,955
		13,557,500

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value
Industrial Conglomerates-0.39%
Honeywell International, Inc., 0.46% (3 mo. USD LIBOR + 0.23%), 08/19/2022(c)	$5,096,000	$5,102,433
Siemens Financieringsmaatschappij N.V. (Germany), 1.70%, 09/15/2021(d)	6,904,000	6,966,747
		12,069,180
Insurance Brokers-0.25%
Aon PLC, 2.80%, 03/15/2021	7,510,000	7,611,679
Integrated Oil & Gas-1.11%
BP Capital Markets America, Inc., 3.22%, 11/28/2023	7,495,000	8,039,064
Exxon Mobil Corp., 1.57%, 04/15/2023	12,409,000	12,744,680
Shell International Finance B.V. (Netherlands), 0.38%, 09/15/2023	13,333,000	13,349,467
		34,133,211
Integrated Telecommunication Services-0.37%
AT&T, Inc., 1.19% (3 mo. USD LIBOR + 0.95%), 07/15/2021(c)	11,315,000	11,357,633
Investment Banking & Brokerage-2.65%
Goldman Sachs Group, Inc. (The)
2.88%, 02/25/2021	8,050,000	8,053,556
5.75%, 01/24/2022	15,517,000	16,339,207
0.48%, 01/27/2023	6,250,000	6,252,164
0.63%, 11/17/2023(e)	11,111,000	11,127,317
Morgan Stanley
0.91% (SOFR + 0.83%), 06/10/2022(c)	18,000,000	18,039,679
3.13%, 01/23/2023	14,598,000	15,386,901
0.56%, 11/10/2023(e)	6,000,000	6,005,547
		81,204,371
IT Consulting & Other Services-0.33%
International Business Machines Corp., 0.62% (3 mo. USD LIBOR + 0.40%), 05/13/2021(c)	10,000,000	10,012,268
Life & Health Insurance-3.11%
Athene Global Funding
2.80%, 05/26/2023(d)	17,500,000	18,329,744
1.20%, 10/13/2023(d)	14,974,000	15,147,671
0.95%, 01/08/2024(b)(d)	5,000,000	5,008,527
Jackson National Life Global Funding
3.30%, 02/01/2022(d)	10,000,000	10,298,145
0.67% (SOFR + 0.60%), 01/06/2023(c)(d)	10,000,000	10,066,863
MET Tower Global Funding, 0.61% (SOFR + 0.55%), 01/17/2023(c)(d)	10,000,000	10,068,821
New York Life Global Funding
2.00%, 04/13/2021(d)	5,000,000	5,018,328
0.55% (3 mo. USD LIBOR + 0.32%), 08/06/2021(c)(d)	6,665,000	6,675,873
0.66% (3 mo. USD LIBOR + 0.44%), 07/12/2022(c)(d)	7,407,000	7,447,169
1.10%, 05/05/2023(d)	3,243,000	3,300,505
Protective Life Global Funding, 0.63%, 10/13/2023(d)	4,192,000	4,219,290
		95,580,936
	Principal Amount	Value
Managed Health Care-0.45%
Aetna, Inc., 4.13%, 06/01/2021	$12,000,000	$12,036,303
UnitedHealth Group, Inc., 2.13%, 03/15/2021	1,735,000	1,738,808
		13,775,111
Movies & Entertainment-0.15%
Walt Disney Co. (The), 0.48% (3 mo. USD LIBOR + 0.25%), 09/01/2021(c)	4,762,000	4,767,986
Multi-line Insurance-0.96%
MassMutual Global Funding II, 2.50%, 04/13/2022(d)	7,500,000	7,700,699
Metropolitan Life Global Funding I
0.63% (SOFR + 0.57%), 01/13/2023(c)(d)	3,749,000	3,777,268
0.90%, 06/08/2023(d)	9,524,000	9,652,070
0.40%, 01/07/2024(d)	8,333,000	8,337,101
		29,467,138
Multi-Utilities-0.65%
Consolidated Edison, Inc., Series A, 0.65%, 12/01/2023	12,195,000	12,200,240
Dominion Energy, Inc., Series D, 0.75% (3 mo. USD LIBOR + 0.53%), 09/15/2023(c)	7,692,000	7,711,639
		19,911,879
Oil & Gas Exploration & Production-0.50%
ConocoPhillips, 1.12% (3 mo. USD LIBOR + 0.90%), 05/15/2022(c)	11,853,000	11,972,094
Pioneer Natural Resources Co., 0.75%, 01/15/2024	3,297,000	3,298,349
		15,270,443
Oil & Gas Refining & Marketing-0.27%
Phillips 66
0.83% (3 mo. USD LIBOR + 0.60%), 02/26/2021(c)	1,900,000	1,900,389
0.90%, 02/15/2024	6,250,000	6,263,181
		8,163,570
Oil & Gas Storage & Transportation-1.29%
Enterprise Products Operating LLC, 2.80%, 02/15/2021	19,753,000	19,770,978
Kinder Morgan, Inc., 5.00%, 02/15/2021(d)	8,794,000	8,808,218
MPLX L.P., 1.33% (3 mo. USD LIBOR + 1.10%), 09/09/2022(c)	2,844,000	2,845,382
Williams Cos., Inc. (The), 4.00%, 11/15/2021	8,000,000	8,152,526
		39,577,104
Packaged Foods & Meats-1.36%
General Mills, Inc.
0.76% (3 mo. USD LIBOR + 0.54%), 04/16/2021(c)	8,100,000	8,108,667
3.20%, 04/16/2021	6,000,000	6,037,056
Mondelez International Holdings Netherlands B.V.
2.00%, 10/28/2021(d)	18,052,000	18,254,292
2.13%, 09/19/2022(d)	8,995,000	9,255,324
		41,655,339

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value
Paper Products-0.49%
Georgia-Pacific LLC, 0.63%, 05/15/2024(d)	$15,000,000	$15,042,175
Personal Products-0.13%
Unilever Capital Corp. (United Kingdom), 0.38%, 09/14/2023	3,917,000	3,941,078
Pharmaceuticals-2.63%
Bayer US Finance II LLC (Germany)
0.88% (3 mo. USD LIBOR + 0.63%), 06/25/2021(c)(d)	13,606,000	13,632,337
3.88%, 12/15/2023(d)	30,000,000	32,713,177
Bristol-Myers Squibb Co., 0.54%, 11/13/2023(b)	12,500,000	12,526,651
GlaxoSmithKline Capital PLC (United Kingdom), 0.57% (3 mo. USD LIBOR + 0.35%), 05/14/2021(c)	6,757,000	6,763,856
Utah Acquisition Sub, Inc., 3.15%, 06/15/2021	15,000,000	15,117,091
		80,753,112
Regional Banks-0.38%
KeyBank N.A., 0.87% (3 mo. USD LIBOR + 0.66%), 02/01/2022(c)	11,538,000	11,607,237
Restaurants-0.35%
McDonald’s Corp., 0.65% (3 mo. USD LIBOR + 0.43%), 10/28/2021(c)	10,652,000	10,683,694
Semiconductors-0.67%
Analog Devices, Inc., 2.50%, 12/05/2021	11,789,000	12,002,394
NXP B.V./NXP Funding LLC (Netherlands), 4.63%, 06/01/2023(d)	7,900,000	8,621,377
		20,623,771
Soft Drinks-0.41%
Keurig Dr Pepper, Inc., 3.55%, 05/25/2021	12,500,000	12,629,418
Specialized Finance-0.89%
AIG Global Funding
0.71% (3 mo. USD LIBOR + 0.46%), 06/25/2021(c)(d)	4,000,000	4,006,988
0.80%, 07/07/2023(d)	7,317,000	7,397,293
0.45%, 12/08/2023(b)(d)	10,714,000	10,724,954
Series 2019-A2, Class A, 2.30%, 07/01/2022(d)	5,000,000	5,139,564
		27,268,799
Specialized REITs-0.57%
American Tower Corp., 2.25%, 01/15/2022	6,747,000	6,868,705
Crown Castle International Corp., 5.25%, 01/15/2023	9,773,000	10,653,118
		17,521,823
Technology Hardware, Storage & Peripherals-0.61%
Apple, Inc., 0.75%, 05/11/2023	7,143,000	7,236,732
Hewlett Packard Enterprise Co.
0.90% (3 mo. USD LIBOR + 0.68%), 03/12/2021(c)	4,580,000	4,583,196
0.96% (3 mo. USD LIBOR + 0.72%), 10/05/2021(c)	7,059,000	7,060,593
		18,880,521
	Principal Amount	Value
Thrifts & Mortgage Finance-0.40%
Nationwide Building Society (United Kingdom), 0.55%, 01/22/2024(d)	$12,195,000	$12,195,416
Trading Companies & Distributors-0.41%
Air Lease Corp., 3.50%, 01/15/2022	12,260,000	12,599,829
Trucking-0.37%
Aviation Capital Group LLC
1.18% (3 mo. USD LIBOR + 0.95%), 06/01/2021(c)(d)	9,574,000	9,565,861
0.88% (3 mo. USD LIBOR + 0.67%), 07/30/2021(c)(d)	1,775,000	1,772,310
		11,338,171
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,474,726,102)		1,485,957,428

Asset-Backed Securities-13.60%
ABPCI Direct Lending Fund CLO I LLC (Cayman Islands), Series 2017-1A, Class A1, 2.00% (3 mo. USD LIBOR + 1.78%), 07/20/2029(c)(d)	1,800,000	1,800,711
ACIS CLO Ltd. (Cayman Islands), Series 2015-6A, Classs A1, 1.80% (3 mo. USD LIBOR + 1.59%), 05/01/2027(c)(d)	413,933	414,776
Angel Oak Mortgage Trust, Series 2020-1, Class A1, 2.47%, 12/25/2059(d)(f)	5,571,469	5,648,411
Angel Oak Mortgage Trust I LLC
Series 2019-1, Class A1, 3.92%, 11/25/2048(d)(f)	4,467,912	4,577,006
Series 2019-2, Class A1, 3.63%, 03/25/2049(d)(f)	4,968,357	5,097,829
Series 2019-4, Class A1, 2.99%, 07/26/2049(d)(f)	3,834,293	3,882,907
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A1, 1.37%, 05/25/2065(d)(f)	9,110,843	9,197,259
Atrium XIII (Cayman Islands), Series 13A, Class A1, 1.40% (3 mo. USD LIBOR + 1.18%), 11/21/2030(c)(d)	3,000,000	3,001,496
Avery Point V CLO Ltd. (Cayman Islands), Series 2014-5A, Class AR, 1.20% (3 mo. USD LIBOR + 0.98%), 07/17/2026(c)(d)	1,290,101	1,289,980
Avery Point VI CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 1.28% (3 mo. USD LIBOR + 1.05%), 08/05/2027(c)(d)	8,647,916	8,647,091
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 0.27% (1 mo. USD LIBOR + 0.14%), 11/25/2036(c)	1,528,279	1,488,516
BMW Vehicle Owner Trust, Series 2020-A, Class A2, 0.39%, 02/27/2023	3,825,819	3,829,705
CBAM Ltd. (Cayman Islands), Series 2018-5A, Class A, 1.24% (3 mo. USD LIBOR + 1.02%), 04/17/2031(c)(d)	6,250,000	6,246,875

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value

Chesapeake Funding II LLC (Canada), Series 2018-3A, Class A1, 3.39%, 01/15/2031(d)	$3,434,991	$3,533,304
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 1.48% (1 mo. USD LIBOR + 1.35%), 10/25/2037(c)(d)	1,362,000	1,370,459
COLT Mortgage Loan Trust
Series 2019-1, Class A1, 3.71%, 03/25/2049(d)(f)	1,208,106	1,221,438
Series 2019-4, Class A1, 2.58%, 11/25/2049(d)(f)	6,591,166	6,679,473
Series 2020-1, Class A1, 2.49%, 02/25/2050(d)(f)	7,797,027	7,908,992
Series 2020-1R, Class A1, 1.26%, 09/25/2065(d)(f)	9,128,651	9,193,130
Series 2020-2R, Class A1, 1.33%, 10/26/2065(d)(f)	8,668,564	8,704,150
Countrywide Asset-Backed Ctfs.
Series 2004-SD2, Class M1, 1.06% (1 mo. USD LIBOR + 0.93%), 06/25/2033(c)(d)	146,819	146,144
Series 2006-6, Class 1A1, 0.47% (1 mo. USD LIBOR + 0.34%), 09/25/2036(c)	1,527,956	1,517,652
Crown Point CLO III Ltd. (Cayman Islands), Series 2015-3A, Class A2R, 1.69% (3 mo. USD LIBOR + 1.45%), 12/31/2027(c)(d)	2,000,000	1,985,990
CSMC, Series 2014-2R, Class 27A1, 0.35% (1 mo. USD LIBOR + 0.20%), 02/27/2046(c)(d)	148,729	146,375
CWABS, Inc. Asset-Backed Ctfs. Trust, Series 2004-4, Class M1, 0.85% (1 mo. USD LIBOR + 0.72%), 07/25/2034(c)	1,751,007	1,731,047
Deephaven Residential Mortgage Trust
Series 2019-1A, Class A1, 3.74%, 01/25/2059(d)(f)	3,085,831	3,126,086
Series 2019-2A, Class A1, 3.56%, 04/25/2059(d)(f)	3,194,044	3,218,262
Diamond CLO Ltd. (Cayman Islands), Series 2019-1A, Class A1, 1.82% (3 mo. USD LIBOR + 1.60%), 04/25/2029(c)(d)	9,840,188	9,789,077
Discover Card Execution Note Trust, Series 2019-A2, Class A, 0.40% (1 mo. USD LIBOR + 0.27%), 12/15/2023(c)	7,500,000	7,515,552
DT Auto Owner Trust, Series 2019-3A, Class A, 2.55%, 08/15/2022(d)	302,144	302,457
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(d)(f)	5,274,695	5,428,540
Series 2020-2, Class A1, 1.18%, 10/25/2065(d)(f)	1,365,586	1,368,885
Enterprise Fleet Financing LLC, Series 2019-1, Class A2, 2.98%, 10/20/2024(d)	2,228,247	2,261,053
	Principal Amount	Value

Fortress Credit Opportunities IX CLO Ltd. (Cayman Islands), Series 2017-9A, Class A1T, 1.77% (3 mo. USD LIBOR + 1.55%), 11/15/2029(c)(d)	$2,000,000	$1,995,234
FS KKR Capital Corp., Series 2019-1A, Class A1R, 2.09% (3 mo. USD LIBOR + 1.85%), 01/15/2031(c)(d)	9,000,000	8,997,641
Galaxy XXII CLO Ltd. (Cayman Islands), Series 2016-22A, Class A1R, 1.22% (3 mo. USD LIBOR + 1.00%), 07/16/2028(c)(d)	4,745,364	4,745,608
GCAT LLC, Series 2019-NQM1, Class A1, 2.99%, 02/25/2059(d)(g)	8,440,130	8,538,750
GCAT Trust, Series 2019-NQM2, Class A1, 2.86%, 09/25/2059(d)(g)	7,737,045	7,887,551
GoldenTree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class A, 1.37% (3 mo. USD LIBOR + 1.15%), 11/28/2030(c)(d)	10,000,000	10,007,500
Golub Capital Partners CLO 16 Ltd. (Cayman Islands), Series 2013-16A, Class A1R, 1.92% (3 mo. USD LIBOR + 1.70%), 07/25/2029(c)(d)	4,800,000	4,813,093
Golub Capital Partners CLO 36M Ltd. (Cayman Islands), Series 2018-36A, Class A, 1.53% (3 mo. USD LIBOR + 1.30%), 02/05/2031(c)(d)	5,000,000	4,967,899
Golub Capital Partners CLO 39B Ltd. (Cayman Islands), Series 2018-39A, Class A1, 1.37% (3 mo. USD LIBOR + 1.15%), 10/20/2028(c)(d)	9,838,890	9,851,805
GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class A, 1.23% (1 mo. USD LIBOR + 1.10%), 07/15/2032(c)(d)	12,200,000	12,187,267
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A1, 1.38%, 09/27/2060(d)(f)	7,125,195	7,175,663
GSAMP Trust, Series 2005-HE6, Class M1, 0.79% (1 mo. USD LIBOR + 0.66%), 11/25/2035(c)	235,711	236,248
Halcyon Loan Advisors Funding Ltd. (Cayman Islands), Series 2012-1A, Class B, 3.22% (3 mo. USD LIBOR + 3.00%), 08/15/2023(c)(d)	248,566	248,407
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1, 3.45%, 01/25/2059(d)(f)	5,128,346	5,195,726
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 0.72% (1 mo. USD LIBOR + 0.59%), 01/25/2036(c)	2,446,477	2,439,346
Hunt CRE Ltd. (Cayman Islands), Series 2017-FL1, Class A, 1.13% (1 mo. USD LIBOR + 1.00%), 08/15/2034(c)(d)	4,281,761	4,301,903
KKR CLO 21 Ltd. (Cayman Islands), Series A, 1.24% (3 mo. USD LIBOR + 1.00%), 04/15/2031(c)(d)	2,000,000	2,000,497

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value

Nationstar Home Equity Loan Trust, Series 2007-B, Class 1AV1, 0.35% (1 mo. USD LIBOR + 0.22%), 04/25/2037(c)	$1,686,583	$1,670,500
Navient Private Education Refi Loan Trust, Series 2020-FA, Class A, 1.22%, 07/15/2069(d)	5,379,772	5,444,758
Neuberger Berman CLO XIV Ltd. (Cayman Islands), Series 2013-14A, Class AR2, 1.25% (3 mo. USD LIBOR + 1.03%), 01/28/2030(c)(d)	10,000,000	9,997,483
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1, 1.63% (1 mo. USD LIBOR + 1.50%), 06/25/2057(c)(d)	654,031	661,672
Series 2019-NQM3, Class A1, 2.80%, 07/25/2049(d)(f)	7,198,084	7,257,830
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(d)(f)	7,882,263	8,056,179
Series 2020-NQM1, Series A1, 2.46%, 01/26/2060(d)(f)	4,306,303	4,405,790
Newstar Commercial Loan Funding LLC, Series 2017-1A, Class BN, 2.74% (3 mo. USD LIBOR + 2.50%), 03/20/2027(c)(d)	2,500,000	2,506,220
NextGear Floorplan Master Owner Trust
Series 2019-1A, Class A1, 0.78% (1 mo. USD LIBOR + 0.65%), 02/15/2024(c)(d)	12,750,000	12,802,882
Series 2019-2A, Class A1, 0.83% (1 mo. USD LIBOR + 0.70%), 10/15/2024(c)(d)	10,000,000	10,099,680
NXT Capital CLO LLC, Series 2017-1A, Class A, 1.92% (3 mo. USD LIBOR + 1.70%), 04/20/2029(c)(d)	7,500,000	7,476,743
OBX Trust, Series 2018-EXP1, Class 2A1, 0.98% (1 mo. USD LIBOR + 0.85%), 04/25/2048(c)(d)	1,562,921	1,579,573
OCP CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 1.34% (3 mo. USD LIBOR + 1.12%), 07/20/2029(c)(d)	6,750,000	6,764,211
Octagon Investment Partners XVII Ltd. (Cayman Islands), Series 2013-1A, Class A1R2, 1.22% (3 mo. USD LIBOR + 1.00%), 01/25/2031(c)(d)	5,000,000	4,997,500
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 1.26% (3 mo. USD LIBOR + 1.04%), 02/20/2030(c)(d)	9,873,273	9,858,772
Recette CLO Ltd. (Cayman Islands), Series 2015-1A, Class BR, 1.52% (3 mo. USD LIBOR + 1.30%), 10/20/2027(c)(d)	2,000,000	1,996,809
Residential Mortgage Loan Trust
Series 2019-1, Class A1, 3.94%, 10/25/2058(d)(f)	5,004,257	5,054,229
Series 2019-3, Class A1, 2.63%, 09/25/2059(d)(f)	7,004,573	7,153,822
Series 2020-1, Class A1, 2.38%, 02/25/2024(d)(f)	5,191,976	5,292,574
	Principal Amount		Value

SoFi Professional Loan Program LLC, Series 2019-B, Class A1FX, 2.78%, 08/17/2048(d)		$316,349	$316,907
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(d)(f)		5,246,003	5,366,536
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(d)(f)		11,008,908	11,052,057
Sudbury Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1R, 1.87% (3 mo. USD LIBOR + 1.65%), 01/17/2026(c)(d)		2,500,000	2,505,483
Tesla Auto Lease Trust, Series 2020-A, Class A2, 0.55%, 05/22/2023(d)		2,036,238	2,041,201
TICP CLO II-2 Ltd. (Cayman Islands), Series 2018-IIA, Class A1, 1.06% (3 mo. USD LIBOR + 0.84%), 04/20/2028(c)(d)		9,275,179	9,231,588
Venture XII CLO Ltd. (Cayman Islands), Series 2012-12A, Class ARR, 1.02% (3 mo. USD LIBOR + 0.80%), 02/28/2026(c)(d)		2,775,107	2,775,953
Venture XVI CLO Ltd. (Cayman Islands), Series 2014-16A, Class ARR, 1.09% (3 mo. USD LIBOR + 0.85%), 01/15/2028(c)(d)		1,061,623	1,058,984
Verus Securitization Trust
Series 2019-1, Class A1, 3.84%, 02/25/2059(d)(f)		4,644,925	4,680,110
Series 2019-2, Class A1, 3.21%, 05/25/2059(d)(f)		4,219,387	4,260,334
Series 2020-1, Class A1, 2.42%, 01/25/2060(d)(g)		10,544,237	10,771,200
Series 2020-5, Class A1, 1.22%, 05/25/2065(d)(g)		9,121,741	9,164,029
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(d)		9,460,164	9,520,448
Woodmont Trust, Series 2017-2A, Class A, 2.02% (3 mo. USD LIBOR + 1.80%), 07/18/2028(c)(d)		3,600,000	3,591,206
Total Asset-Backed Securities (Cost $414,243,885)			417,274,029
U.S. Treasury Securities-2.78%
U.S. Treasury Bills-2.78%
0.08%, 04/08/2021(h)		25,000,000	24,997,365
0.14%, 07/15/2021(h)		32,600,000	32,589,975
0.10%, 12/30/2021(h)		27,900,000	27,881,024
Total U.S. Treasury Securities (Cost $85,450,160)			85,468,364
Non-U.S. Dollar Denominated Bonds & Notes-0.81%(i)
Sovereign Debt-0.81%
Japan Treasury Discount Bill (Japan), Series 947, 0.00%, 02/01/2021(j) (Cost $24,950,791)	JPY	2,600,000,000	24,834,042

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value
Variable Rate Senior Loan Interests-0.06%(k)(l)
Aerospace & Defense-0.06%
Fly Funding II S.a.r.l. (Ireland), Term Loan B, 2.00% (3 mo. USD LIBOR + 1.75%), 08/09/2025 (Cost $1,843,972)	$1,848,181	$1,779,105

Commercial Paper-28.47%(h)
AT&T, Inc.
0.37%, 10/21/2021(d)	13,000,000	12,968,995
0.38%, 11/16/2021(d)	10,700,000	10,670,333
0.38%, 11/18/2021(d)	9,700,000	9,672,842
0.42%, 12/15/2021(d)	6,400,000	6,379,122
0.40%, 12/16/2021(d)	4,500,000	4,485,274
Barclays Bank PLC, 0.32%, 03/22/2021	24,300,000	24,293,717
BAT International Finance PLC, 0.37%, 04/26/2021(d)	12,000,000	11,992,141
Brookfield BRP Holdings Canada, Inc.
0.30%, 02/18/2021	15,000,000	14,998,483
0.34%, 03/29/2021	6,700,000	6,697,431
CommonSpirit Health, Series A, 0.35%, 03/25/2021	25,000,000	24,989,611
Crown Castle International Corp., 0.40%, 02/17/2021(d)	35,000,000	34,992,796
Enel Finance America LLC
0.30%, 02/25/2021(d)	10,000,000	9,998,560
0.35%, 07/22/2021(d)	10,000,000	9,983,615
ENGIE S.A., 0.28%, 05/17/2021(d)	19,300,000	19,283,383
Eni Finance USA, Inc., 0.26%, 04/19/2021(d)	15,000,000	14,990,600
Entergy Corp., 0.32%, 03/10/2021(d)	20,000,000	19,994,622
ETP Legacy L.P., 0.55%, 02/01/2021(d)	62,000,000	61,998,094
Fidelity National Information Services, Inc., 0.28%, 03/17/2021(d)	25,000,000	24,992,885
General Motors Financial Co., Inc.
0.75%, 02/02/2021(d)	10,000,000	9,999,643
0.42%, 02/04/2021(d)	10,000,000	9,999,460
0.80%, 02/19/2021(d)	9,000,000	8,997,674
Glencore Funding LLC
0.57%, 03/08/2021(d)	10,000,000	9,995,567
0.32%, 03/18/2021(d)	25,000,000	24,985,167
Harley-Davidson Financial Services, Inc.
0.50%, 02/03/2021(d)	20,000,000	19,999,319
0.58%, 03/03/2021(d)	14,400,000	14,395,261
0.81%, 04/06/2021(d)	4,000,000	3,996,345
HSBC USA, Inc., 0.55%, 02/01/2021(d)	35,000,000	34,999,665
Humana, Inc.
0.33%, 02/08/2021(d)	19,800,000	19,797,167
0.33%, 02/16/2021(d)	8,100,000	8,097,898
0.25%, 03/25/2021(d)	9,000,000	8,992,410
Hyundai Capital America, 0.38%, 03/23/2021(d)	9,550,000	9,545,698
Intercontinental Exchange, Inc.
0.35%, 03/02/2021(d)	25,000,000	24,993,175
0.32%, 03/23/2021(d)	10,000,000	9,995,080
Jabil, Inc.
0.75%, 02/01/2021(d)	30,800,000	30,798,488
0.63%, 02/02/2021(d)	23,000,000	22,998,490
	Principal Amount	Value

Marathon Petroleum Corp., 0.60%, 02/02/2021(d)	$32,000,000	$31,999,485
Motiva Enterprises LLC, 0.31%, 03/10/2021	12,400,000	12,396,859
MUL Asset Finance Corp., 0.30%–0.32%, 02/01/2021(d)	12,155,000	12,154,697
Plains All American Pipeline L.P., 0.60%, 02/03/2021(d)	15,300,000	15,299,692
Plains Midstream Canada ULC
0.65%, 02/01/2021(d)	25,000,000	24,999,073
0.55%, 02/05/2021(d)	1,300,000	1,299,888
Shell International Finance B.V., 2.11%, 02/02/2021(d)	12,275,000	12,274,911
Suncor Energy, Inc.
0.30%, 02/09/2021(d)	17,400,000	17,399,176
0.31%, 02/17/2021(d)	10,000,000	9,999,061
0.32%, 02/18/2021(d)	13,000,000	12,998,686
Viatris, Inc.
0.60%, 02/26/2021(d)	5,500,000	5,497,878
0.70%, 03/22/2021(d)	15,000,000	14,987,563
Volkswagen Group of America Finance LLC, 0.52%, 11/08/2021(d)	20,000,000	19,913,842
Waste Management, Inc., 0.40%, 08/16/2021(d)	22,300,000	22,266,717
White Plains Capital Co. LLC
1.06%, 02/17/2021(d)	12,500,000	12,497,513
1.01%, 04/06/2021(d)	14,000,000	13,988,874
1.01%, 04/13/2021(d)	15,000,000	14,987,697
0.75%, 10/13/2021(d)	15,000,000	14,957,916
0.00%, 10/27/2021(d)	8,000,000	7,953,720
Total Commercial Paper (Cost $873,741,615)		873,842,259
	Repurchase Amount
Repurchase Agreements-5.78%(m)
Citigroup Global Markets, Inc., joint open agreement dated 03/17/2020 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $284,677,241; 0.00% - 23.83%; 07/22/2022 - 10/28/2064), 0.68%(n)	-	50,000,000
J.P. Morgan Securities LLC, open agreement dated 03/02/2020 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $25,500,000; 1.47% - 5.50%; 09/29/2021 - 10/25/2050), 0.57%(n)	-	25,000,000

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2021
(Unaudited)
	Repurchase Amount	Value
Nomura Securities International, Inc., joint term agreement dated 01/29/2021, aggregate maturing value of $50,000,000 (collateralized by domestic non-agency mortgage-backed securities valued at $55,000,001; 0.00% - 6.44%; 03/25/2048 - 02/25/2049), 0.89%, 05/28/2021(c)	$25,000,000	$25,000,000
Societe Generale, joint term agreement dated 08/05/2020, aggregate maturing value of $100,000,000 (collateralized by domestic and foreign non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $109,795,572; 0.00% - 12.25%; 02/15/2021 - 10/07/2079), 0.73%, 04/22/2021(c)	50,000,000	50,000,000
Truist Securities, joint term agreement dated 01/04/2021, aggregate maturing value of $60,025,000 (collateralized by U.S. Treasury obligations, a domestic agency mortgage-backed security and domestic corporate obligations valued at $65,648,566; 0.00% - 10.50%; 09/15/2021 - 02/01/2036), 0.50%, 02/03/2021(o)	27,511,458	27,500,000
Total Repurchase Agreements (Cost $177,500,000)		177,500,000
	Principal Amount	Value
Certificate of Deposit-0.82%
Diversified Banks-0.82%
Sumitomo Mitsui Banking Corp. (Japan), 0.70%, 07/08/2022 (Cost $25,000,000)	$25,000,000	$25,029,610
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.74% (Cost $3,077,456,525)		3,091,684,837
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.18%
Invesco Private Government Fund, 0.01%(p)(q)(r)	2,228,855	2,228,855
Invesco Private Prime Fund, 0.11%(p)(q)(r)	3,341,946	3,343,282
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,572,137)		5,572,137
TOTAL INVESTMENTS IN SECURITIES-100.92% (Cost $3,083,028,662)		3,097,256,974
OTHER ASSETS LESS LIABILITIES-(0.92)%		(28,196,262)
NET ASSETS-100.00%		$3,069,060,712

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2021
(Unaudited)
Investment Abbreviations:
BR	-Bearer Shares
CLO	-Collateralized Loan Obligation
Ctfs.	-Certificates
JPY	-Japanese Yen
LIBOR	-London Interbank Offered Rate
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2021.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2021.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $1,725,995,472, which represented 56.24% of the Fund’s Net Assets.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2021.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	Security traded at a premium.
(k)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(l)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the LIBOR, on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(m)	Principal amount equals value at period end.
(n)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(o)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(p)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$866,215	$14,611,416	$(13,248,776)	$-	$-	$2,228,855	$89*
Invesco Private Prime Fund	1,299,323	23,029,527	(20,985,786)	-	218	3,343,282	841*
Total	$2,165,538	$37,640,943	$(34,234,562)	$-	$218	$5,572,137	$930

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2021
(Unaudited)
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to					Unrealized Appreciation
		Deliver			Receive
Currency Risk
2/1/2021	Bank of America	JPY	2,600,000,000	USD	24,983,352	$149,311

Abbreviations:
JPY	-Japanese Yen
USD	-U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Variable Rate Investment Grade ETF (VRIG)
January 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-50.22%
Automobile Manufacturers-3.58%
American Honda Finance Corp.
0.67% (3 mo. USD LIBOR + 0.45%), 02/15/2022(b)	$2,500,000	$2,511,589
0.58% (3 mo. USD LIBOR + 0.37%), 05/10/2023(b)	2,000,000	2,005,793
Daimler Finance North America LLC (Germany)
0.77% (3 mo. USD LIBOR + 0.55%), 05/04/2021(b)(c)	2,000,000	2,002,617
1.12% (3 mo. USD LIBOR + 0.90%), 02/15/2022(b)(c)	1,500,000	1,511,455
Ford Motor Credit Co. LLC
1.52% (3 mo. USD LIBOR + 1.27%), 03/28/2022(b)	1,000,000	993,863
1.28% (3 mo. USD LIBOR + 1.08%), 08/03/2022(b)	1,500,000	1,472,093
General Motors Financial Co., Inc.
1.33% (3 mo. USD LIBOR + 1.10%), 11/06/2021(b)	2,000,000	2,008,838
1.55% (3 mo. USD LIBOR + 1.31%), 06/30/2022(b)	1,000,000	1,009,751
1.23% (3 mo. USD LIBOR + 0.99%), 01/05/2023(b)	1,000,000	1,006,959
Volkswagen Group of America Finance LLC (Germany), 1.15% (3 mo. USD LIBOR + 0.94%), 11/12/2021(b)(c)	2,000,000	2,013,105
		16,536,063
Biotechnology-1.25%
AbbVie, Inc.
0.69% (3 mo. USD LIBOR + 0.46%), 11/19/2021(b)	2,750,000	2,758,378
0.86% (3 mo. USD LIBOR + 0.65%), 11/21/2022(b)	3,000,000	3,025,579
		5,783,957
Consumer Finance-0.22%
Capital One Financial Corp., 0.93% (3 mo. USD LIBOR + 0.72%), 01/30/2023(b)	1,000,000	1,006,740
Department Stores-0.34%
7-Eleven, Inc., 0.65% (3 mo. USD LIBOR + 0.45%), 08/10/2022(b)(c)(d)	1,556,000	1,557,051
Diversified Banks-17.74%
Banco Santander S.A. (Spain), 1.79% (3 mo. USD LIBOR + 1.56%), 04/11/2022(b)	5,200,000	5,277,132
Bank of America Corp.
1.22% (3 mo. USD LIBOR + 1.00%), 04/24/2023(b)(e)	3,281,000	3,315,396
1.02% (3 mo. USD LIBOR + 0.79%), 03/05/2024(b)	3,750,000	3,788,170
0.79% (SOFR + 0.73%), 10/24/2024(b)	2,000,000	2,017,775
1.00% (3 mo. USD LIBOR + 0.77%), 02/05/2026(b)	1,042,000	1,049,825
0.98% (3 mo. USD LIBOR + 0.76%), 09/15/2026(b)	2,696,000	2,676,055
	Principal Amount	Value
Diversified Banks-(continued)
Barclays PLC (United Kingdom)
1.85% (3 mo. USD LIBOR + 1.63%), 01/10/2023(b)(e)	$2,000,000	$2,024,378
1.65% (3 mo. USD LIBOR + 1.43%), 02/15/2023(b)	2,000,000	2,022,223
1.60% (3 mo. USD LIBOR + 1.38%), 05/16/2024(b)	3,000,000	3,060,178
BBVA USA, 0.95% (3 mo. USD LIBOR + 0.73%), 06/11/2021(b)	1,000,000	1,001,912
BPCE S.A. (France), 1.43% (3 mo. USD LIBOR + 1.22%), 05/22/2022(b)(c)	4,000,000	4,052,693
Capital One N.A., 1.36% (3 mo. USD LIBOR + 1.15%), 01/30/2023(b)	3,750,000	3,778,723
Citigroup, Inc.
0.94% (SOFR + 0.87%), 11/04/2022(b)	2,500,000	2,513,290
1.17% (3 mo. USD LIBOR + 0.95%), 07/24/2023(b)(e)	1,500,000	1,514,694
1.66% (3 mo. USD LIBOR + 1.43%), 09/01/2023(b)	2,500,000	2,545,383
1.25% (3 mo. USD LIBOR + 1.02%), 06/01/2024(b)	4,010,000	4,068,349
1.49% (3 mo. USD LIBOR + 1.25%), 07/01/2026(b)	1,882,000	1,932,667
HSBC Holdings PLC (United Kingdom), 1.60% (3 mo. USD LIBOR + 1.38%), 09/12/2026(b)	3,000,000	3,072,704
ING Groep N.V. (Netherlands), 1.24% (3 mo. USD LIBOR + 1.00%), 10/02/2023(b)(e)	3,500,000	3,566,402
JPMorgan Chase & Co.
1.45% (3 mo. USD LIBOR + 1.23%), 10/24/2023(b)	1,900,000	1,936,006
Series V, 3.56% (3 mo. USD LIBOR + 3.32%)(b)(f)	2,500,000	2,480,456
Mizuho Financial Group, Inc. (Japan), 1.06% (3 mo. USD LIBOR + 0.84%), 07/16/2023(b)	2,500,000	2,520,370
Natwest Group PLC (United Kingdom)
1.69% (3 mo. USD LIBOR + 1.47%), 05/15/2023(b)	4,000,000	4,054,912
1.80% (3 mo. USD LIBOR + 1.55%), 06/25/2024(b)	4,000,000	4,100,439
NatWest Markets PLC (United Kingdom), 1.65% (3 mo. USD LIBOR + 1.40%), 09/29/2022(b)(c)	2,500,000	2,547,671
Nordea Bank Abp (Finland), 1.16% (3 mo. USD LIBOR + 0.94%), 08/30/2023(b)(c)	2,987,000	3,025,154
Standard Chartered PLC (United Kingdom)
1.43% (3 mo. USD LIBOR + 1.20%), 09/10/2022(b)(c)	1,667,000	1,676,618
1.37% (3 mo. USD LIBOR + 1.15%), 01/20/2023(b)(c)	3,316,000	3,343,764
Truist Bank, 0.81% (SOFR + 0.73%), 03/09/2023(b)	2,000,000	2,024,177
USB Realty Corp., 1.39% (3 mo. USD LIBOR + 1.15%)(b)(c)(f)	1,100,000	842,875
		81,830,391
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value
Electric Utilities-0.96%
American Electric Power Co., Inc, Series A, 0.69% (3 mo. USD LIBOR + 0.48%), 11/01/2023(b)(e)	3,000,000	$3,003,999
Southern California Edison Co., Series D, 0.50% (3 mo. USD LIBOR + 0.27%), 12/03/2021(b)	$1,406,000	1,407,257
		4,411,256
Financial Exchanges & Data-0.65%
Intercontinental Exchange, Inc., 0.87% (3 mo. USD LIBOR + 0.65%), 06/15/2023(b)	3,000,000	3,009,908
Health Care Distributors-0.87%
Cardinal Health, Inc., 0.99% (3 mo. USD LIBOR + 0.77%), 06/15/2022(b)	4,000,000	4,036,016
Health Care Equipment-0.93%
Becton, Dickinson and Co., 1.26% (3 mo. USD LIBOR + 1.03%), 06/06/2022(b)	4,225,000	4,269,207
Health Care Services-2.08%
Cigna Corp., 1.13% (3 mo. USD LIBOR + 0.89%), 07/15/2023(b)	4,543,000	4,596,895
CVS Health Corp., 0.95% (3 mo. USD LIBOR + 0.72%), 03/09/2021(b)	5,000,000	5,003,737
		9,600,632
Household Products-0.60%
Reckitt Benckiser Treasury Services PLC (United Kingdom), 0.80% (3 mo. USD LIBOR + 0.56%), 06/24/2022(b)(c)	2,750,000	2,768,913
Integrated Telecommunication Services-2.36%
AT&T, Inc.
1.11% (3 mo. USD LIBOR + 0.89%), 02/15/2023(b)	2,669,000	2,698,443
1.40% (3 mo. USD LIBOR + 1.18%), 06/12/2024(b)	3,832,000	3,934,291
Verizon Communications, Inc., 1.32% (3 mo. USD LIBOR + 1.10%), 05/15/2025(b)	4,127,000	4,249,273
		10,882,007
Investment Banking & Brokerage-6.78%
Goldman Sachs Group, Inc. (The)
1.98% (3 mo. USD LIBOR + 1.77%), 02/25/2021(b)	4,134,000	4,138,736
0.96% (3 mo. USD LIBOR + 0.75%), 02/23/2023(b)	3,000,000	3,032,130
1.28% (3 mo. USD LIBOR + 1.05%), 06/05/2023(b)	2,500,000	2,525,694
1.22% (3 mo. USD LIBOR + 1.00%), 07/24/2023(b)	4,500,000	4,546,082
0.62% (SOFR + 0.54%), 11/17/2023(b)	3,957,000	3,971,049
1.97% (3 mo. USD LIBOR + 1.75%), 10/28/2027(b)	1,220,000	1,285,779
Morgan Stanley
1.15% (3 mo. USD LIBOR + 0.93%), 07/22/2022(b)	2,500,000	2,509,657
0.75% (SOFR + 0.70%), 01/20/2023(b)	5,000,000	5,023,874
TD Ameritrade Holding Corp., 0.64% (3 mo. USD LIBOR + 0.43%), 11/01/2021(b)	4,250,000	4,261,062
		31,294,063
Life & Health Insurance-2.03%
Athene Global Funding, 1.47% (3 mo. USD LIBOR + 1.23%), 07/01/2022(b)(c)	5,300,000	5,366,385
	Principal Amount	Value
Life & Health Insurance-(continued)
Jackson National Life Global Funding
0.53% (3 mo. USD LIBOR + 0.31%), 03/16/2021(b)(c)(e)	$3,000,000	$3,001,194
0.98% (3 mo. USD LIBOR + 0.73%), 06/27/2022(b)(c)	1,000,000	1,008,368
		9,375,947
Multi-line Insurance-0.44%
Metropolitan Life Global Funding I, 0.63% (SOFR + 0.57%), 01/13/2023(b)(c)	2,000,000	2,015,080
Multi-Utilities-1.25%
Dominion Energy, Inc., Series D, 0.75% (3 mo. USD LIBOR + 0.53%), 09/15/2023(b)	769,000	770,964
Sempra Energy, 0.67% (3 mo. USD LIBOR + 0.45%), 03/15/2021(b)	5,000,000	5,002,628
		5,773,592
Oil & Gas Exploration & Production-0.33%
ConocoPhillips, 1.12% (3 mo. USD LIBOR + 0.90%), 05/15/2022(b)	1,500,000	1,515,071
Oil & Gas Refining & Marketing-0.84%
Phillips 66, 0.84% (3 mo. USD LIBOR + 0.62%), 02/15/2024(b)	3,870,000	3,878,061
Oil & Gas Storage & Transportation-0.48%
Enbridge, Inc. (Canada), 0.72% (3 mo. USD LIBOR + 0.50%), 02/18/2022(b)	1,300,000	1,304,957
MPLX L.P., 1.33% (3 mo. USD LIBOR + 1.10%), 09/09/2022(b)	914,000	914,444
		2,219,401
Packaged Foods & Meats-0.87%
General Mills, Inc., 1.23% (3 mo. USD LIBOR + 1.01%), 10/17/2023(b)	3,937,000	4,005,293
Pharmaceuticals-1.64%
Bayer US Finance II LLC (Germany)
0.88% (3 mo. USD LIBOR + 0.63%), 06/25/2021(b)(c)	3,395,000	3,401,572
1.23% (3 mo. USD LIBOR + 1.01%), 12/15/2023(b)(c)	4,105,000	4,162,663
		7,564,235
Regional Banks-0.64%
M&T Bank Corp., 0.90% (3 mo. USD LIBOR + 0.68%), 07/26/2023(b)	2,940,000	2,973,207
Semiconductors-1.09%
QUALCOMM, Inc., 0.94% (3 mo. USD LIBOR + 0.73%), 01/30/2023(b)	4,950,000	5,011,974
Technology Hardware, Storage & Peripherals-0.43%
Dell International LLC/EMC Corp., 5.88%, 06/15/2021(c)	1,986,000	1,992,852
Tobacco-0.77%
BAT Capital Corp. (United Kingdom), 1.10% (3 mo. USD LIBOR + 0.88%), 08/15/2022(b)	3,500,000	3,529,084
Trading Companies & Distributors-0.66%
BOC Aviation Ltd. (Singapore), 1.38% (3 mo. USD LIBOR + 1.13%), 09/26/2023(b)(c)	3,082,000	3,065,475

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value
Trucking-0.39%
Aviation Capital Group LLC, 1.18% (3 mo. USD LIBOR + 0.95%), 06/01/2021(b)(c)	$1,777,000	$1,775,489
Total U.S. Dollar Denominated Bonds & Notes (Cost $230,200,575)		231,680,965

Asset-Backed Securities-17.08%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 2.71%, 02/25/2035(g)	192,269	199,568
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class B, 1.48% (1 mo. USD LIBOR + 1.35%), 04/15/2036(b)(c)	4,000,000	3,968,347
BBCMS Mortgage Trust, Series 2019-BWAY, Class B, 1.44% (1 mo. USD LIBOR + 1.31%), 11/15/2034(b)(c)	3,250,000	3,224,741
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-7, Class 6A, 2.80%, 10/25/2033(g)	219,191	224,013
Series 2003-8, Class 4A1, 2.74%, 01/25/2034(g)	192,324	198,535
BFLD Trust, Series 2019-DPLO, Class A, 1.22% (1 mo. USD LIBOR + 1.09%), 10/15/2034(b)(c)	1,500,000	1,501,912
BX Trust, Series 2018-GW, Class A, 0.93% (1 mo. USD LIBOR + 0.80%), 05/15/2035(b)(c)	4,500,000	4,508,178
Capital One Multi-Asset Execution Trust, Series 2016-A2, Class A2, 0.76% (1 mo. USD LIBOR + 0.63%), 02/15/2024(b)	250,000	250,326
Commercial Mortgage Trust
Series 2014-FL5, Class B, 1.53% (1 mo. USD LIBOR + 2.15%), 10/15/2031(b)(c)	45,136	44,501
Series 2019-521F, Class C, 1.43% (1 mo. USD LIBOR + 1.30%), 06/15/2034(b)(c)	4,000,000	3,900,752
Commonbond Student Loan Trust
Series 2017-BGS, Class A2, 0.78% (1 mo. USD LIBOR + 0.65%), 09/25/2042(b)(c)	709,807	705,849
Series 2018-AGS, Class A2, 0.63% (1 mo. USD LIBOR + 0.50%), 02/25/2044(b)(c)	1,341,580	1,333,207
CSWF, Series 2018-TOP, Class B, 1.43% (1 mo. USD LIBOR + 1.30%), 08/15/2035(b)(c)	924,106	924,240
DBGS Mortgage Trust, Series 2018-5BP, Class B, 0.96% (1 mo. USD LIBOR + 0.83%), 06/15/2033(b)(c)	3,000,000	3,004,639
Deephaven Residential Mortgage Trust, Series 2019-2A, Class A1, 3.56%, 04/25/2059(c)(g)	399,718	402,749
Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A2I, 1.47% (3 mo. USD LIBOR + 1.25%), 07/25/2047(b)(c)	4,544,450	4,569,554
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 0.93% (1 mo. USD LIBOR + 0.80%), 10/25/2056(b)(c)	612,210	611,381
Home Equity Asset Trust, Series 2004-5, Class M2, 1.08% (1 mo. USD LIBOR + 0.95%), 11/25/2034(b)	1,106,896	1,107,137
Home Partners of America Trust
Series 2017-1, Class A, 0.95% (1 mo. USD LIBOR + 0.82%), 07/17/2034(b)(c)	3,117,933	3,123,071
	Principal Amount	Value

Series 2018-1, Class A, 1.03% (1 mo. USD LIBOR + 0.90%), 07/17/2037(b)(c)	$3,359,856	$3,370,419
Series 2018-1, Class B, 1.23% (1 mo. USD LIBOR + 1.10%), 07/17/2037(b)(c)	1,760,000	1,766,195
Invitation Homes Trust
Series 2017-SFR2, Class A, 0.98% (1 mo. USD LIBOR + 0.85%), 12/17/2036(b)(c)	1,795,937	1,800,490
Series 2017-SFR2, Class C, 1.58% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(c)	5,620,000	5,636,207
Series 2018-SFR1, Class B, 1.08% (1 mo. USD LIBOR + 0.95%), 03/17/2037(b)(c)	1,000,000	999,998
Series 2018-SFR3, Class B, 1.28% (1 mo. USD LIBOR + 1.15%), 07/17/2037(b)(c)	4,000,000	4,025,651
Series 2018-SFR4, Class C, 1.53% (1 mo. USD LIBOR + 1.40%), 01/17/2038(b)(c)	3,000,000	3,027,335
JP Morgan Mortgage Trust
Series 2019-6, Class A11, 1.03% (1 mo. USD LIBOR + 0.90%), 12/25/2049(b)(c)	452,862	455,876
Series 2019-INV2, Class A1, 1.03% (1 mo. USD LIBOR + 0.90%), 02/25/2050(b)(c)	795,505	802,713
Series 2019-INV3, Class A11, 1.15% (1 mo. USD LIBOR + 1.00%), 05/25/2050(b)(c)	304,788	309,151
Series 2019-LTV3, Class A1, 1.00% (1 mo. USD LIBOR + 0.85%), 03/25/2050(b)(c)	849,495	856,731
Series 2020-8, Class A11, 0.98% (SOFR + 0.90%), 03/25/2051(b)(c)	549,961	553,882
Series 2020-LTV1, Class A11, 1.15% (1 mo. USD LIBOR + 1.00%), 06/25/2050(b)(c)	285,362	288,108
Series 2021-1, Class A11, 0.73% (SOFR + 0.65%), 06/25/2051(b)(c)	1,000,000	1,005,088
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 0.77% (1 mo. USD LIBOR + 0.64%), 10/25/2028(b)	161,316	161,627
Series 2005-A2, Class A5, 2.96%, 02/25/2035(g)	75,107	79,483
OBX Trust
Series 2018-EXP1, Class 2A1, 0.98% (1 mo. USD LIBOR + 0.85%), 04/25/2048(b)(c)	1,635,615	1,653,042
Series 2018-EXP2, Class 2A2, 1.08% (1 mo. USD LIBOR + 0.95%), 07/25/2058(b)(c)	1,471,218	1,493,348
Series 2019-EXP1, Class 2A2, 1.28% (1 mo. USD LIBOR + 1.15%), 01/25/2059(b)(c)	643,191	650,083
Series 2019-EXP2, Class 2A2, 1.33% (1 mo. USD LIBOR + 1.20%), 06/25/2059(b)(c)	1,280,175	1,276,450
Series 2020-EXP1, Class 2A2, 1.08% (1 mo. USD LIBOR + 0.95%), 02/25/2060(b)(c)	1,119,217	1,120,886
Onslow Bay Financial LLC
Series 2020-EXP3, Class 2A2, 1.33% (1 mo. USD LIBOR + 1.20%), 01/25/2060(b)(c)	1,736,990	1,747,248
Series 2020-INV1, Class A11, 1.05% (1 mo. USD LIBOR + 0.90%), 12/25/2049(b)(c)	741,586	745,872
Pennsylvania Higher Education Assistance Agency, Series 2009-2, Class A2, 1.32% (3 mo. USD LIBOR + 1.10%), 01/25/2028(b)	752,586	759,149

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value

Residential Mortgage Loan Trust, Series 2019-1, Class A1, 3.94%, 10/25/2058(c)(g)	$834,043	$842,372
Rosslyn Portfolio Trust, Series 2017-ROSS, Class B, 2.24% (1 mo. USD LIBOR + 1.25%), 06/15/2033(b)(c)	853,164	857,888
SMB Private Education Loan Trust
Series 2019-B, Class A2B, 1.13% (1 mo. USD LIBOR + 1.00%), 06/15/2037(b)(c)	4,000,000	4,025,069
Series 2020-A, Class A2B, 0.96% (1 mo. USD LIBOR + 0.83%), 09/15/2037(b)(c)	2,000,000	2,012,703
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2004-AR3, Class A2, 3.66%, 06/25/2034(g)	84,823	86,912
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL, 1.68% (1 mo. USD LIBOR + 1.55%), 01/15/2059(b)(c)	2,500,000	2,563,913
Total Asset-Backed Securities (Cost $78,508,754)		78,776,589

Agency Credit Risk Transfer Notes-15.26%
Connecticut Avenue Securities Trust
Series 2019-R01, Class 2M2, 2.58% (1 mo. USD LIBOR + 2.45%), 07/25/2031(b)(c)(h)	4,193,087	4,221,117
Series 2019-R02, Class 1M2, 2.43% (1 mo. USD LIBOR + 2.30%), 08/25/2031(b)(c)(h)	1,889,949	1,901,365
Fannie Mae Connecticut Avenue Securities
Series 2015-C02, Class 2M2, 4.13% (1 mo. USD LIBOR + 4.00%), 05/25/2025(b)(h)	415,624	423,850
Series 2015-C04, Class 1M2, 5.83% (1 mo. USD LIBOR + 5.70%), 04/25/2028(b)(h)	1,192,839	1,272,198
Series 2016-C02, Class 1M2, 6.13% (1 mo. USD LIBOR + 6.00%), 09/25/2028(b)(h)	1,392,842	1,470,317
Series 2017-C01, Class 1M2, 3.68% (1 mo. USD LIBOR + 3.55%), 07/25/2029(b)(h)	1,569,597	1,626,091
Series 2017-C03, Class 1M2, 3.13% (1 mo. USD LIBOR + 3.00%), 10/25/2029(b)(h)	4,306,731	4,409,700
Series 2017-C05, Class 1M2, 2.33% (1 mo. USD LIBOR + 2.20%), 01/25/2030(b)(h)	4,361,971	4,405,543
Series 2018-C01, Class 1M2, 2.38% (1 mo. USD LIBOR + 2.25%), 07/25/2030(b)(h)	1,272,110	1,283,859
Series 2018-C04, Class 2M2, 2.68% (1 mo. USD LIBOR + 2.55%), 12/25/2030(b)(h)	4,386,524	4,439,264
Series 2018-C06, Class 1M2, 2.13% (1 mo. USD LIBOR + 2.00%), 03/25/2031(b)(h)	3,702,001	3,720,389
Freddie Mac
Series 2015-DNA1, Class M3, STACR®, 3.43% (1 mo. USD LIBOR + 3.30%), 10/25/2027(b)(i)	2,093,249	2,149,202
Series 2016-HQA2, Class M3, STACR®, 5.28% (1 mo. USD LIBOR + 5.15%), 11/25/2028(b)(i)	1,332,218	1,389,175
Series 2016-HQA3, Class M2, STACR®, 1.48% (1 mo. USD LIBOR + 1.35%), 03/25/2029(b)(i)	608,995	610,209
Series 2017-DNA3, Class M2, STACR®, 2.63% (1 mo. USD LIBOR + 2.50%), 03/25/2030(b)(i)	5,455,486	5,577,460
Series 2018-HQA1, Class M2, STACR®, 2.43% (1 mo. USD LIBOR + 2.30%), 09/25/2030(b)(i)	4,299,792	4,332,892
	Principal Amount	Value

Series 2018-HQA2, Class M2, STACR®, 2.43% (1 mo. USD LIBOR + 2.30%), 10/25/2048(b)(c)(i)	$5,500,000	$5,542,709
Series 2018-HRP2, Class M2, STACR®, 1.38% (1 mo. USD LIBOR + 1.25%), 02/25/2047(b)(c)(i)	1,997,746	2,003,535
Series 2019-DNA2, Class M2, STACR®, 2.58% (1 mo. USD LIBOR + 2.45%), 03/25/2049(b)(c)(i)	3,984,541	4,019,780
Series 2019-DNA3, Class M2, STACR®, 2.18% (1 mo. USD LIBOR + 2.05%), 07/25/2049(b)(c)(i)	4,554,439	4,572,879
Series 2019-HQA2, Class M2, STACR®, 2.18% (1 mo. USD LIBOR + 2.05%), 04/25/2049(b)(c)(i)	3,047,030	3,058,591
Series 2019-HQA3, Class M2, STACR®, 1.98% (1 mo. USD LIBOR + 1.85%), 09/25/2049(b)(c)(i)	3,546,131	3,553,621
Series 2020-DNA5, Class M1, STACR®, 1.38% (SOFR + 1.30%), 10/25/2050(b)(c)(i)	562,815	565,035
Series 2020-HQA5, Class M1, STACR®, 1.18% (SOFR + 1.10%), 11/25/2050(b)(c)(i)	3,850,000	3,865,035
Total Agency Credit Risk Transfer Notes (Cost $69,839,098)		70,413,816
U.S. Treasury Securities-11.89%
U.S. Treasury Notes-11.89%
0.11% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%), 01/31/2023(b) (Cost $54,854,436)	54,850,000	54,851,127
U.S. Government Sponsored Agency Mortgage-Backed Securities-5.56%
Collateralized Mortgage Obligations-4.82%
Fannie Mae REMICs
Series 2011-127, Class FJ, 0.50% (1 mo. USD LIBOR + 0.35%), 09/25/2041(b)	53,995	54,124
Series 2014-92, Class FB, 0.48% (1 mo. USD LIBOR + 0.32%), 01/25/2045(b)	1,111,312	1,096,026
Series 2016-25, Class FL, 0.63% (1 mo. USD LIBOR + 0.50%), 05/25/2046(b)	364,332	367,120
Series 2017-100, Class FM, 0.48% (1 mo. USD LIBOR + 0.32%), 12/25/2047(b)	397,061	395,955
Series 2017-68, Class AF, 0.46% (1 mo. USD LIBOR + 0.30%), 09/25/2047(b)	1,182,021	1,177,651
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series KF35, Class A, 0.49% (1 mo. USD LIBOR + 0.35%), 08/25/2024(b)	628,409	630,000
Series KF35, Class A, 0.53% (1 mo. USD LIBOR + 0.39%), 10/25/2025(b)	2,411,275	2,425,768
Series KF81, Class AS, 0.48% (SOFR + 0.40%), 06/25/2027(b)	4,968,851	4,998,622
Series Q008, Class A, 0.53% (1 mo. USD LIBOR + 0.39%), 10/25/2045(b)	1,975,064	1,986,049
Freddie Mac REMICs
Series 4091, Class JF, 0.63% (1 mo. USD LIBOR + 0.50%), 06/15/2041(b)	273,505	276,379
Series 4547, Class FA, 0.61% (1 mo. USD LIBOR + 0.45%), 09/15/2040(b)	969,942	973,808

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value
Collateralized Mortgage Obligations-(continued)
Series 4683, Class FA, 0.51% (1 mo. USD LIBOR + 0.35%), 09/15/2038(b)	$1,192,348	$1,205,739
Series 4750, Class CF, 0.48% (1 mo. USD LIBOR + 0.35%), 01/15/2048(b)	5,487,642	5,519,247
Series 4770, Class FA, 0.48% (1 mo. USD LIBOR + 0.32%), 08/15/2043(b)	1,132,743	1,145,741
		22,252,229
Federal Home Loan Mortgage Corp. (FHLMC)-0.27%
ARM, 3.59% (1 yr. USD LIBOR + 1.62%), 06/01/2037(b)	301,312	318,398
ARM, 2.75% (1 yr. USD LIBOR + 1.74%), 11/01/2038(b)	492,178	521,476
ARM, 2.94% (1 yr. USD LIBOR + 1.73%), 03/01/2043(b)	397,788	416,589
		1,256,463
Federal National Mortgage Association (FNMA)-0.47%
ARM, 3.64% (1 yr. USD LIBOR + 1.64%), 02/01/2035(b)	55,450	55,238
ARM, 1.91% (6 mo. USD LIBOR + 1.57%), 07/01/2035(b)	70,705	73,608
ARM, 2.82% (1 yr. U.S. Treasury Yield Curve Rate + 2.32%), 07/01/2035(b)	1,055,053	1,119,771
ARM, 2.28% (1 yr. USD LIBOR + 1.78%), 10/01/2036(b)	345,706	365,950
ARM, 3.78% (1 yr. USD LIBOR + 1.78%), 03/01/2037(b)	218,638	219,835
ARM, 3.31% (1 yr. USD LIBOR + 1.59%), 11/01/2037(b)	307,490	324,805
		2,159,207
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $25,573,190)		25,667,899
	Shares	Value
Preferred Stocks-0.21%
Diversified Banks-0.21%
JPMorgan Chase & Co., Series I, Pfd., 3.68% (3 mo. USD LIBOR + 3.47%)(b) (Cost $978,000)	978,000	$974,791
Money Market Funds-0.47%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(j)(k) (Cost $2,196,915)	2,196,915	2,196,915
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.69% (Cost $462,150,968)		464,562,102
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.43%
Invesco Private Government Fund, 0.01%(j)(k)(l)	2,633,930	2,633,930
Invesco Private Prime Fund, 0.11%(j)(k)(l)	3,949,315	3,950,895
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,584,694)		6,584,825
TOTAL INVESTMENTS IN SECURITIES-102.12% (Cost $468,735,662)		471,146,927
OTHER ASSETS LESS LIABILITIES-(2.12)%		(9,785,892)
NET ASSETS-100.00%		$461,361,035

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2021
(Unaudited)
Investment Abbreviations:
ARM	-Adjustable Rate Mortgage
Ctfs.	-Certificates
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
REMICs	-Real Estate Mortgage Investment Conduits
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $160,144,500, which represented 34.71% of the Fund’s Net Assets.
(d)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(e)	All or a portion of this security was out on loan at January 31, 2021.
(f)	Perpetual bond with no specified maturity date.
(g)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2021.
(h)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(i)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(j)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2021	Dividend Income
Invesco Variable Rate Preferred ETF	$1,723,400	$-	$(1,772,361)	$(116,800)	$165,761	$-	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	886,923	28,746,176	(27,436,184)	-	-	2,196,915	101
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	302,095	26,471,874	(24,140,039)	-	-	2,633,930	91*
Invesco Private Prime Fund	453,145	38,607,612	(35,110,008)	131	15	3,950,895	809*
Total	$3,365,563	$93,825,662	$(88,458,592)	$(116,669)	$165,776	$8,781,740	$1,001

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021, for each Fund.The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Active U.S. Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$87,972,321	$-	$-	$87,972,321
Money Market Funds	-	410,329	-	410,329
Total Investments	$87,972,321	$410,329	$-	$88,382,650
Invesco Balanced Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$8,414,387	$-	$-	$8,414,387
Money Market Funds	4,029	152,308	-	156,337
Total Investments	$8,418,416	$152,308	$-	$8,570,724
Invesco Conservative Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$7,778,184	$-	$-	$7,778,184
Money Market Funds	11,869	942,259	-	954,128
Total Investments	$7,790,053	$942,259	$-	$8,732,312
Invesco Growth Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$7,538,746	$-	$-	$7,538,746
Money Market Funds	681	186,356	-	187,037
Total Investments	$7,539,427	$186,356	$-	$7,725,783

	Level 1	Level 2	Level 3	Total
Invesco High Yield Bond Factor ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$26,464,271	$-	$26,464,271
U.S. Treasury Securities	-	46,000	-	46,000
Money Market Funds	635,747	648,050	-	1,283,797
Total Investments in Securities	635,747	27,158,321	-	27,794,068
Other Investments - Assets*
Futures Contracts	1,533	-	-	1,533
Other Investments - Liabilities*
Futures Contracts	(45,008)	-	-	(45,008)
Swap Agreements	-	(6,757)	-	(6,757)
	(45,008)	(6,757)	-	(51,765)
Total Other Investments	(43,475)	(6,757)	-	(50,232)
Total Investments	$592,272	$27,151,564	$-	$27,743,836
Invesco Moderately Conservative Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$3,644,832	$-	$-	$3,644,832
Money Market Funds	3,150	174,878	-	178,028
Total Investments	$3,647,982	$174,878	$-	$3,822,860
Invesco S&P 500® Downside Hedged ETF
Investments in Securities
Common Stocks & Other Equity Interests	$90,119,762	$-	$-	$90,119,762
Money Market Funds	33,786,641	125,852	-	33,912,493
Total Investments in Securities	123,906,403	125,852	-	124,032,255
Other Investments - Assets*
Futures Contracts	2,515,627	-	-	2,515,627
Other Investments - Liabilities*
Futures Contracts	(27,610)	-	-	(27,610)
Total Other Investments	2,488,017	-	-	2,488,017
Total Investments	$126,394,420	$125,852	$-	$126,520,272
Invesco Total Return Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$301,994,878	$-	$301,994,878
U.S. Treasury Securities	-	150,961,511	-	150,961,511
Asset-Backed Securities	-	82,261,931	-	82,261,931
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	75,130,000	-	75,130,000
Preferred Stocks	384,104	5,985,177	-	6,369,281
Municipal Obligations	-	3,516,035	-	3,516,035
U.S. Government Sponsored Agency Securities	-	3,133,161	-	3,133,161
Agency Credit Risk Transfer Notes	-	2,222,226	-	2,222,226
Open Exchanged-Traded Index Options Purchased	990,777	-	-	990,777
Non-U.S. Dollar Denominated Bonds & Notes	-	506,696	-	506,696
Money Market Funds	-	88,443,118	-	88,443,118
Total Investments in Securities	1,374,881	714,154,733	-	715,529,614
Other Investments - Assets*
Futures Contracts	3,218,529	-	-	3,218,529
Other Investments - Liabilities*
Forward Foreign Currency Contracts	-	(37,995)	-	(37,995)
Futures Contracts	(309,784)	-	-	(309,784)
Options written	(218,994)	-	-	(218,994)
	(528,778)	(37,995)	-	(566,773)
Total Other Investments	2,689,751	(37,995)	-	2,651,756
Total Investments	$4,064,632	$714,116,738	$-	$718,181,370

	Level 1	Level 2	Level 3	Total
Invesco Ultra Short Duration ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,485,957,428	$-	$1,485,957,428
Commercial Paper	-	873,842,259	-	873,842,259
Asset-Backed Securities	-	417,274,029	-	417,274,029
Repurchase Agreements	-	177,500,000	-	177,500,000
U.S. Treasury Securities	-	85,468,364	-	85,468,364
Certificate of Deposit	-	25,029,610	-	25,029,610
Non-U.S. Dollar Denominated Bonds & Notes	-	24,834,042	-	24,834,042
Variable Rate Senior Loan Interests	-	1,779,105	-	1,779,105
Money Market Funds	-	5,572,137	-	5,572,137
Total Investments in Securities	-	3,097,256,974	-	3,097,256,974
Other Investments - Assets*
Forward Foreign Currency Contracts	-	149,311	-	149,311
Total Investments	$-	$3,097,406,285	$-	$3,097,406,285
Invesco Variable Rate Investment Grade ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$231,680,965	$-	$231,680,965
Asset-Backed Securities	-	78,776,589	-	78,776,589
Agency Credit Risk Transfer Notes	-	70,413,816	-	70,413,816
U.S. Treasury Securities	-	54,851,127	-	54,851,127
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	25,667,899	-	25,667,899
Preferred Stocks	-	974,791	-	974,791
Money Market Funds	2,196,915	6,584,825	-	8,781,740
Total Investments	$2,196,915	$468,950,012	$-	$471,146,927

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.